Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (1.9%)
	Linde plc	14,572,063	4,275,152
	Air Products and Chemicals Inc.	6,256,065	1,602,241
	Ecolab Inc.	7,275,448	1,517,804
	Freeport-McMoRan Inc.	41,468,015	1,348,955
	Newmont Corp.	22,578,388	1,226,006
	Dow Inc.	21,068,997	1,212,731
	International Flavors & Fragrances Inc.	7,037,734	941,086
	Fastenal Co.	16,225,728	837,410
	Nucor Corp.	8,294,284	816,904
	Albemarle Corp.	3,302,631	723,177
	LyondellBasell Industries NV Class A	7,558,756	709,389
	International Paper Co.	11,059,626	618,454
	Avery Dennison Corp.	2,341,874	485,260
	Celanese Corp.	3,138,007	472,709
	Eastman Chemical Co.	3,839,271	386,768
	Mosaic Co.	9,634,267	344,136
	CF Industries Holdings Inc.	6,091,104	340,005
	FMC Corp.	3,628,654	332,240
	Steel Dynamics Inc.	5,488,074	320,943
	Reliance Steel & Aluminum Co.	1,783,930	254,067
*	Cleveland-Cliffs Inc.	12,765,136	252,877
*	Alcoa Corp.	5,015,649	245,466
	Olin Corp.	4,072,983	196,521
	Royal Gold Inc.	1,860,567	177,666
*	RBC Bearings Inc.	803,109	170,420
	Huntsman Corp.	5,667,426	167,699
	Scotts Miracle-Gro Co.	1,106,946	162,013
	Valvoline Inc.	5,141,274	160,305
	United States Steel Corp.	6,886,508	151,297
	Ashland Global Holdings Inc.	1,626,656	144,968
*	Hexcel Corp.	2,379,821	141,338
	Chemours Co.	4,705,592	136,745
	Balchem Corp.	921,668	133,706
	Element Solutions Inc.	5,966,434	129,352
	Timken Co.	1,944,720	127,224
	Avient Corp.	2,609,927	120,970
*	Univar Solutions Inc.	4,840,709	115,306
	UFP Industries Inc.	1,666,804	113,309
	Sensient Technologies Corp.	1,199,836	109,281
*	Livent Corp.	4,544,331	105,020
	Commercial Metals Co.	3,431,699	104,530

		Shares	Market Value ($000)
	Quaker Chemical Corp.	382,108	90,835
*,1	MP Materials Corp.	2,775,900	89,467
*	Arconic Corp.	2,812,266	88,699
	Hecla Mining Co.	15,221,260	83,717
	Westlake Chemical Corp.	908,916	82,839
	Cabot Corp.	1,622,076	81,298
	Tronox Holdings plc Class A	3,234,438	79,729
	NewMarket Corp.	232,992	78,931
*	Ingevity Corp.	1,098,752	78,418
*	Domtar Corp.	1,429,404	77,960
*	Amyris Inc.	5,450,597	74,837
	Stepan Co.	608,839	68,762
	Minerals Technologies Inc.	925,287	64,622
	Mueller Industries Inc.	1,547,418	63,599
	Compass Minerals International Inc.	973,137	62,670
	Boise Cascade Co.	1,122,990	60,619
	Innospec Inc.	699,598	58,920
	GrafTech International Ltd.	5,694,580	58,768
	Kaiser Aluminum Corp.	445,290	48,519
	Worthington Industries Inc.	910,978	48,009
	Carpenter Technology Corp.	1,381,870	45,242
*	Coeur Mining Inc.	6,516,484	40,207
	Materion Corp.	580,205	39,825
*	Kraton Corp.	855,320	39,037
*	GCP Applied Technologies Inc.	1,480,200	32,446
*	AdvanSix Inc.	771,253	30,657
	Schweitzer-Mauduit International Inc.	876,043	30,364
	Schnitzer Steel Industries Inc. Class A	683,045	29,924
*,1	Energy Fuels Inc.	4,140,631	29,067
	Neenah Inc.	470,310	21,921
	Hawkins Inc.	552,392	19,267
*,1	Uranium Energy Corp.	6,236,737	19,022
*	Century Aluminum Co.	1,382,784	18,598
*	Koppers Holdings Inc.	587,086	18,352
	Glatfelter Corp.	1,275,817	17,989
	Ecovyst Inc.	1,508,706	17,592
*	Clearwater Paper Corp.	448,172	17,178
	Verso Corp. Class A	811,686	16,843
	Resolute Forest Products Inc.	1,349,536	16,060
*	US Silica Holdings Inc.	1,992,313	15,919
*	Gatos Silver Inc.	1,255,914	14,606
*	TimkenSteel Corp.	1,090,399	14,262
*	Origin Materials Inc.	1,972,691	13,434
	Haynes International Inc.	347,457	12,943
*	Rayonier Advanced Materials Inc.	1,621,097	12,158
	Omega Flex Inc.	81,883	11,684
	American Vanguard Corp.	672,890	10,127
	Tredegar Corp.	829,470	10,103
*	Unifi Inc.	455,342	9,986
	Ryerson Holding Corp.	434,482	9,676
*	Alto Ingredients Inc.	1,951,303	9,639
*	Ur-Energy Inc.	5,132,158	8,827
*	Intrepid Potash Inc.	283,117	8,748
*,1	Zymergen Inc.	564,594	7,436
*	LSB Industries Inc.	684,593	6,990
*	Northwest Pipe Co.	286,382	6,787
	Olympic Steel Inc.	266,301	6,487
*	NN Inc.	1,112,705	5,842

		Shares	Market Value ($000)
	FutureFuel Corp.	739,753	5,274
	Culp Inc.	354,860	4,571
	Eastern Co.	169,750	4,271
	Northern Technologies International Corp.	243,564	3,714
	Gold Resource Corp.	2,125,660	3,337
*,1	Westwater Resources Inc.	845,401	3,027
*	Universal Stainless & Alloy Products Inc.	278,493	2,885
*	Synalloy Corp.	239,989	2,592
*,1	Comstock Mining Inc.	954,175	2,548
*	Marrone Bio Innovations Inc.	2,812,532	2,534
*,1	United States Antimony Corp.	2,763,406	2,503
	Friedman Industries Inc.	185,959	2,215
*	Perma-Pipe International Holdings Inc.	281,360	2,183
*	US Gold Corp.	201,077	2,059
*,1	Golden Minerals Co.	4,469,717	1,930
*	Ampco-Pittsburgh Corp.	357,753	1,681
*,1	CPS Technologies Corp.	336,311	1,671
*,1	Hycroft Mining Holding Corp.	986,180	1,469
*	AgroFresh Solutions Inc.	635,804	1,373
	United-Guardian Inc.	73,036	1,036
*	Flexible Solutions International Inc.	151,258	545
	Chicago Rivet & Machine Co.	11,238	302
*,1	Solitario Zinc Corp.	523,016	290
*	Paramount Gold Nevada Corp.	154,050	126
*	ABVC BioPharma Inc.	40,560	94
*	Hycroft Mining Holding Corp. Warrants Exp. 10/6/25	155,000	54
*,2	Partners LP CVR	61,021	4
*	Ikonics Corp.	26	1
			24,122,202
Consumer Discretionary (15.9%)
*	Amazon.com Inc.	12,167,407	39,970,419
*	Tesla Inc.	22,651,958	17,566,140
	Home Depot Inc.	29,828,100	9,791,372
*	Walt Disney Co.	51,359,862	8,688,548
*	Netflix Inc.	12,509,187	7,634,857
	Costco Wholesale Corp.	12,491,255	5,612,945
	Walmart Inc.	39,590,365	5,518,105
	NIKE Inc. Class B	36,115,194	5,245,010
	McDonald's Corp.	21,105,219	5,088,679
	Lowe's Cos. Inc.	19,751,938	4,006,878
	Starbucks Corp.	33,320,951	3,675,634
	Target Corp.	13,834,700	3,164,964
*	Booking Holdings Inc.	1,160,142	2,754,026
	TJX Cos. Inc.	32,375,614	2,136,143
*	General Motors Co.	36,899,979	1,944,998
	Estee Lauder Cos. Inc. Class A	6,221,896	1,866,133
	Activision Blizzard Inc.	21,972,301	1,700,436
*	Uber Technologies Inc.	37,288,863	1,670,541
*	Ford Motor Co.	110,869,251	1,569,909
*	Airbnb Inc. Class A	9,039,077	1,516,305
	Dollar General Corp.	6,584,204	1,396,773
*	Chipotle Mexican Grill Inc.	753,895	1,370,219
*	Lululemon Athletica Inc.	3,352,999	1,356,959
	eBay Inc.	17,446,556	1,215,502
*	O'Reilly Automotive Inc.	1,946,921	1,189,686
	Electronic Arts Inc.	8,037,125	1,143,281
*	Aptiv plc	7,643,943	1,138,718
	Ross Stores Inc.	10,081,760	1,097,400

		Shares	Market Value ($000)
*	Marriott International Inc. Class A	7,354,967	1,089,197
*	Hilton Worldwide Holdings Inc.	7,869,486	1,039,638
*	AutoZone Inc.	608,656	1,033,492
	Yum! Brands Inc.	8,349,959	1,021,283
*	Trade Desk Inc. Class A	12,280,765	863,338
*	Southwest Airlines Co.	16,691,881	858,463
*	Copart Inc.	6,011,432	833,906
*	Delta Air Lines Inc.	18,176,580	774,504
	DR Horton Inc.	9,112,183	765,150
*	Etsy Inc.	3,577,405	743,957
*	Carvana Co.	2,388,740	720,301
	Lennar Corp. Class A	7,428,364	695,889
	Garmin Ltd.	4,348,055	675,949
*	Expedia Group Inc.	4,109,985	673,627
	Best Buy Co. Inc.	6,366,769	673,031
	VF Corp.	9,969,556	667,861
	Tractor Supply Co.	3,229,428	654,314
	ViacomCBS Inc. Class B	16,554,181	654,056
*	Caesars Entertainment Inc.	5,731,319	643,512
*	Peloton Interactive Inc. Class A	7,217,848	628,314
*	Dollar Tree Inc.	6,352,628	608,074
*	CarMax Inc.	4,603,813	589,104
*	Carnival Corp.	23,358,303	584,191
	Darden Restaurants Inc.	3,679,944	557,401
*	ROBLOX Corp. Class A	7,372,507	556,993
*	Ulta Beauty Inc.	1,534,940	553,991
*,1	AMC Entertainment Holdings Inc. Class A	14,509,213	552,221
*	Royal Caribbean Cruises Ltd.	6,107,324	543,246
*	Burlington Stores Inc.	1,889,368	535,768
*	Wayfair Inc. Class A	2,076,746	530,629
*	Take-Two Interactive Software Inc.	3,288,166	506,608
	MGM Resorts International	11,587,760	500,012
	Domino's Pizza Inc.	1,043,140	497,536
	Genuine Parts Co.	4,043,171	490,154
	Pool Corp.	1,074,685	466,854
*	NVR Inc.	95,485	457,763
	Bath & Body Works Inc.	7,096,981	447,323
	Omnicom Group Inc.	6,058,682	439,012
*	United Airlines Holdings Inc.	9,152,150	435,368
*	Las Vegas Sands Corp.	11,845,683	433,552
*	Lyft Inc. Class A	7,853,274	420,857
	Interpublic Group of Cos. Inc.	11,082,441	406,393
*,1	DraftKings Inc. Class A	7,966,072	383,646
*	Vail Resorts Inc.	1,134,027	378,822
*	American Airlines Group Inc.	18,219,562	373,865
	Williams-Sonoma Inc.	2,105,152	373,307
	Advance Auto Parts Inc.	1,779,663	371,754
*	Live Nation Entertainment Inc.	4,037,093	367,900
	Whirlpool Corp.	1,777,403	362,341
*	Floor & Decor Holdings Inc. Class A	2,970,563	358,814
	Fox Corp. Class A	8,899,000	356,939
*	LKQ Corp.	7,085,030	356,519
	Hasbro Inc.	3,708,758	330,895
*,1	GameStop Corp. Class A	1,845,308	323,796
*	Penn National Gaming Inc.	4,437,492	321,541
	PulteGroup Inc.	6,954,324	319,343
*	RH	476,219	317,595
	News Corp. Class A	13,299,173	312,930

		Shares	Market Value ($000)
	Tapestry Inc.	7,922,949	293,308
	BorgWarner Inc.	6,734,948	291,017
*	Deckers Outdoor Corp.	779,949	280,938
*	Norwegian Cruise Line Holdings Ltd.	10,495,395	280,332
*	Five Below Inc.	1,573,704	278,247
	Lithia Motors Inc. Class A	854,815	271,011
*	Liberty Media Corp.-Liberty Formula One Class C	5,260,408	270,438
	Service Corp. International	4,482,976	270,144
*	Chegg Inc.	3,886,494	264,359
	Lear Corp.	1,684,064	263,522
	Tempur Sealy International Inc.	5,573,763	258,678
*	SiteOne Landscape Supply Inc.	1,261,898	251,711
*	Wynn Resorts Ltd.	2,931,840	248,473
	Rollins Inc.	6,931,631	244,895
*	Crocs Inc.	1,680,839	241,167
	Newell Brands Inc.	10,864,008	240,529
*	Bright Horizons Family Solutions Inc.	1,711,558	238,625
	Aramark	7,238,897	237,870
	Churchill Downs Inc.	984,443	236,345
	New York Times Co. Class A	4,495,094	221,473
	Gentex Corp.	6,709,930	221,293
*	Zynga Inc. Class A	29,352,823	221,027
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,541,513	215,586
*	Scientific Games Corp.	2,590,513	215,194
*	Discovery Inc. Class C	8,793,609	213,421
*	BJ's Wholesale Club Holdings Inc.	3,847,243	211,291
*	IAA Inc.	3,828,969	208,947
*	PVH Corp.	2,025,806	208,233
	Kohl's Corp.	4,414,374	207,873
*	Alaska Air Group Inc.	3,534,988	207,150
	Wyndham Hotels & Resorts Inc.	2,650,912	204,624
*	YETI Holdings Inc.	2,344,559	200,905
	Macy's Inc.	8,863,076	200,306
[1]	Dick's Sporting Goods Inc.	1,652,179	197,881
*	Capri Holdings Ltd.	4,077,635	197,398
	Nielsen Holdings plc	10,181,729	195,387
	Polaris Inc.	1,623,529	194,271
*	AutoNation Inc.	1,527,702	186,013
*	Planet Fitness Inc. Class A	2,364,715	185,748
*	Mattel Inc.	9,918,013	184,078
	Thor Industries Inc.	1,494,702	183,490
	Toll Brothers Inc.	3,305,797	182,778
	Marriott Vacations Worldwide Corp.	1,152,194	181,275
	Gap Inc.	7,984,871	181,257
	Fox Corp. Class B	4,821,710	178,982
*	Fox Factory Holding Corp.	1,192,186	172,319
	Texas Roadhouse Inc. Class A	1,883,927	172,059
	Nexstar Media Group Inc. Class A	1,122,460	170,569
	Hanesbrands Inc.	9,924,954	170,312
*	Stamps.com Inc.	494,358	163,034
	AMERCO	250,630	161,914
	Leggett & Platt Inc.	3,597,096	161,294
*,1	Chewy Inc. Class A	2,360,136	160,749
*	Skechers USA Inc. Class A	3,814,735	160,677
	Harley-Davidson Inc.	4,366,776	159,868
*	Avis Budget Group Inc.	1,327,806	154,703
*	Helen of Troy Ltd.	681,432	153,104
*	Terminix Global Holdings Inc.	3,515,881	146,507

		Shares	Market Value ($000)
*	Victoria's Secret & Co.	2,588,598	143,046
*	Boyd Gaming Corp.	2,234,105	141,329
*	Goodyear Tire & Rubber Co.	7,941,912	140,572
[1]	Sirius XM Holdings Inc.	22,757,245	138,819
	Wingstop Inc.	843,923	138,344
*	JetBlue Airways Corp.	8,994,650	137,528
	Ralph Lauren Corp.	1,232,256	136,830
	Foot Locker Inc.	2,935,609	134,040
	Travel + Leisure Co.	2,451,403	133,675
*	National Vision Holdings Inc.	2,325,177	132,000
	Choice Hotels International Inc.	1,024,917	129,519
	H&R Block Inc.	5,167,691	129,192
	TEGNA Inc.	6,271,894	123,682
*	Hilton Grand Vacations Inc.	2,515,023	119,640
	Papa John's International Inc.	930,388	118,150
*,1	QuantumScape Corp. Class A	4,750,974	116,589
	Murphy USA Inc.	693,680	116,025
*,1	Discovery Inc. Class A	4,568,847	115,957
	Carter's Inc.	1,185,854	115,312
*	Sonos Inc.	3,534,671	114,382
	Warner Music Group Corp. Class A	2,650,984	113,303
*	Grand Canyon Education Inc.	1,274,558	112,110
	Signet Jewelers Ltd.	1,410,422	111,367
[1]	American Eagle Outfitters Inc.	4,277,952	110,371
	Wendy's Co.	5,035,223	109,164
*	Asbury Automotive Group Inc.	551,712	108,544
*	Sabre Corp.	9,075,453	107,453
*	Under Armour Inc. Class C	6,114,407	107,124
*	Ollie's Bargain Outlet Holdings Inc.	1,764,839	106,384
*	Under Armour Inc. Class A	5,261,798	106,183
	Qurate Retail Inc. Class A	10,244,807	104,395
*	Meritage Homes Corp.	1,064,379	103,245
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,175,313	102,610
*	Frontdoor Inc.	2,438,271	102,164
*	Academy Sports & Outdoors Inc.	2,520,389	100,866
*	Hyatt Hotels Corp. Class A	1,293,775	99,750
*	Madison Square Garden Sports Corp.	531,778	98,884
	KB Home	2,502,043	97,380
	Columbia Sportswear Co.	1,010,598	96,856
*	Leslie's Inc.	4,667,077	95,862
*	TripAdvisor Inc.	2,817,466	95,371
	Cracker Barrel Old Country Store Inc.	674,960	94,386
*	Callaway Golf Co.	3,398,626	93,904
	Group 1 Automotive Inc.	491,719	92,384
*,1	Luminar Technologies Inc. Class A	5,911,418	92,218
	Dana Inc.	4,144,732	92,179
*	Skyline Champion Corp.	1,530,646	91,931
	LCI Industries	682,498	91,885
	Penske Automotive Group Inc.	912,731	91,821
*,1	Overstock.com Inc.	1,162,716	90,599
	Rent-A-Center Inc.	1,603,862	90,153
	Steven Madden Ltd.	2,211,430	88,811
*	Six Flags Entertainment Corp.	2,071,944	88,058
*	LGI Homes Inc.	617,649	87,651
*	Red Rock Resorts Inc. Class A	1,699,348	87,041
*	Taylor Morrison Home Corp. Class A	3,342,652	86,174
*	Allegiant Travel Co.	432,085	84,464
*	Nordstrom Inc.	3,172,851	83,922

		Shares	Market Value ($000)
*	Shake Shack Inc. Class A	1,060,976	83,244
*	SeaWorld Entertainment Inc.	1,458,911	80,707
	Herman Miller Inc.	2,130,598	80,238
*	Spirit Airlines Inc.	3,065,028	79,507
	PROG Holdings Inc.	1,863,814	78,299
*	Stitch Fix Inc. Class A	1,937,440	77,401
*,1	iHeartMedia Inc. Class A	3,050,564	76,325
*	Visteon Corp.	798,441	75,365
	MDC Holdings Inc.	1,605,261	74,998
*	Gentherm Inc.	916,686	74,187
*	Dorman Products Inc.	781,397	73,975
	Kontoor Brands Inc.	1,473,637	73,608
*	Coty Inc. Class A	9,277,493	72,921
*	Boot Barn Holdings Inc.	819,559	72,834
[1]	World Wrestling Entertainment Inc. Class A	1,293,040	72,746
*	SkyWest Inc.	1,431,269	70,619
*	Cardlytics Inc.	839,769	70,490
	Wolverine World Wide Inc.	2,345,789	69,998
*,1	ContextLogic Inc. Class A	12,673,899	69,199
*	Coursera Inc.	2,151,564	68,097
*	2U Inc.	2,014,481	67,626
*	Tri Pointe Homes Inc.	3,202,160	67,309
*	Revolve Group Inc. Class A	1,079,159	66,660
*	Cheesecake Factory Inc.	1,415,023	66,506
*	Vista Outdoor Inc.	1,648,216	66,440
*	Abercrombie & Fitch Co. Class A	1,760,819	66,260
	Winnebago Industries Inc.	914,248	66,237
	Lennar Corp. Class B	834,568	64,754
	Graham Holdings Co. Class B	109,387	64,446
*	Brinker International Inc.	1,303,365	63,930
*	Bloomin' Brands Inc.	2,519,282	62,982
*,1	iRobot Corp.	799,047	62,725
	John Wiley & Sons Inc. Class A	1,197,443	62,518
	Rush Enterprises Inc. Class A	1,354,329	61,161
*	Meredith Corp.	1,095,008	60,992
*,1	Fisker Inc.	4,160,288	60,948
*	Everi Holdings Inc.	2,504,217	60,552
	Levi Strauss & Co. Class A	2,449,032	60,026
*	Sleep Number Corp.	628,879	58,788
*	Cavco Industries Inc.	243,927	57,747
*	Madison Square Garden Entertainment Corp.	774,385	56,275
	Jack in the Box Inc.	571,638	55,638
*	KAR Auction Services Inc.	3,357,890	55,036
*	Cinemark Holdings Inc.	2,863,191	55,002
	Gray Television Inc.	2,398,894	54,743
	PriceSmart Inc.	705,525	54,713
*	Sally Beauty Holdings Inc.	3,225,437	54,349
*	ODP Corp.	1,338,511	53,755
	Monro Inc.	916,554	52,711
	Century Communities Inc.	846,846	52,039
*	Adtalem Global Education Inc.	1,342,243	50,750
*	Stagwell Inc.	6,592,794	50,567
*	Urban Outfitters Inc.	1,680,474	49,893
*	Knowles Corp.	2,585,319	48,449
*	Bed Bath & Beyond Inc.	2,787,989	48,163
*	Houghton Mifflin Harcourt Co.	3,579,228	48,069
*	M/I Homes Inc.	831,367	48,053
	Camping World Holdings Inc. Class A	1,161,923	45,164

		Shares	Market Value ($000)
*	Selectquote Inc.	3,479,746	44,993
	Strategic Education Inc.	630,170	44,427
*	Bally's Corp.	883,429	44,295
*	Laureate Education Inc. Class A	2,606,829	44,290
	Acushnet Holdings Corp.	938,998	43,851
	HNI Corp.	1,190,978	43,733
	Sinclair Broadcast Group Inc. Class A	1,377,291	43,633
	Big Lots Inc.	1,002,040	43,448
*	Dave & Buster's Entertainment Inc.	1,102,516	42,259
*	Liberty Media Corp.-Liberty Formula One Class A	889,539	41,853
*	Clean Energy Fuels Corp.	5,057,859	41,222
*	Driven Brands Holdings Inc.	1,422,728	41,103
*	Lions Gate Entertainment Corp. Class B	3,149,912	40,949
*	Malibu Boats Inc. Class A	583,414	40,827
*,1	Petco Health & Wellness Co. Inc. Class A	1,932,777	40,782
	Oxford Industries Inc.	449,789	40,557
*	Stride Inc.	1,118,342	40,193
*	Central Garden & Pet Co. Class A	931,581	40,058
	La-Z-Boy Inc.	1,219,960	39,319
*,1	Figs Inc. Class A	1,051,946	39,069
*	elf Beauty Inc.	1,303,212	37,858
*	Dine Brands Global Inc.	457,190	37,128
	Sturm Ruger & Co. Inc.	497,363	36,695
	Inter Parfums Inc.	490,605	36,683
*	AMC Networks Inc. Class A	780,191	36,349
*	XPEL Inc.	466,614	35,397
*	GoPro Inc. Class A	3,703,556	34,665
*	Purple Innovation Inc. Class A	1,599,661	33,625
*	PowerSchool Holdings Inc. Class A	1,345,694	33,118
*	G-III Apparel Group Ltd.	1,169,588	33,099
	Buckle Inc.	834,156	33,024
*	Tenneco Inc. Class A	2,309,276	32,953
	EW Scripps Co. Class A	1,750,412	31,612
	Sonic Automotive Inc. Class A	595,369	31,281
*,1	Mister Car Wash Inc.	1,676,654	30,599
[1]	Dillard's Inc. Class A	176,306	30,416
*	MarineMax Inc.	623,191	30,237
*	Duolingo Inc. Class A	180,934	30,100
	Matthews International Corp. Class A	861,919	29,900
*	Children's Place Inc.	396,431	29,835
	Hibbett Inc.	416,542	29,466
*	Hawaiian Holdings Inc.	1,356,668	29,385
*	RealReal Inc.	2,224,048	29,313
*,1	Blink Charging Co.	1,007,664	28,829
	Steelcase Inc. Class A	2,236,727	28,362
	Franchise Group Inc.	798,358	28,270
*,1	Canoo Inc.	3,639,026	27,984
*	Tupperware Brands Corp.	1,322,980	27,941
*	Denny's Corp.	1,698,904	27,760
*,1	Corsair Gaming Inc.	1,066,286	27,649
	Smith & Wesson Brands Inc.	1,322,252	27,450
*	Clear Channel Outdoor Holdings Inc.	10,064,044	27,274
*	American Axle & Manufacturing Holdings Inc.	3,090,573	27,228
*	Rush Street Interactive Inc.	1,412,237	27,129
*	WW International Inc.	1,469,908	26,826
	Aaron's Co. Inc.	970,307	26,722
*,1	Dutch Bros Inc. Class A	602,936	26,119
*	Liberty Media Corp.-Liberty Braves Class C	988,156	26,107

		Shares	Market Value ($000)
*	BJ's Restaurants Inc.	618,695	25,837
*,1	Lordstown Motors Corp.	3,236,764	25,829
*	Golden Entertainment Inc.	525,820	25,812
*	Gannett Co. Inc.	3,817,723	25,502
*	Arko Corp.	2,481,039	25,058
	Interface Inc. Class A	1,635,235	24,774
*	Designer Brands Inc. Class A	1,761,873	24,543
*	Angi Inc. Class A	1,985,842	24,505
*	Viad Corp.	538,211	24,440
*	Monarch Casino & Resort Inc.	364,499	24,418
	News Corp. Class B	1,046,834	24,318
*	Zumiez Inc.	603,919	24,012
*	Lovesac Co.	363,165	24,002
*	QuinStreet Inc.	1,350,414	23,713
*	Lions Gate Entertainment Corp. Class A	1,659,441	23,547
*	1-800-Flowers.com Inc. Class A	771,484	23,538
*	Genesco Inc.	407,014	23,497
*	ACV Auctions Inc. Class A	1,308,718	23,413
*,1	Poshmark Inc. Class A	979,734	23,278
	Caleres Inc.	1,036,027	23,021
*	Cars.com Inc.	1,819,881	23,021
	Standard Motor Products Inc.	525,070	22,951
	Guess? Inc.	1,087,978	22,858
*	America's Car-Mart Inc.	193,200	22,562
*	Sportsman's Warehouse Holdings Inc.	1,257,895	22,139
*	Central Garden & Pet Co.	456,278	21,901
	Carriage Services Inc. Class A	475,945	21,222
*	Accel Entertainment Inc. Class A	1,697,059	20,602
*	Party City Holdco Inc.	2,896,571	20,566
*	Golden Nugget Online Gaming Inc.	1,166,823	20,268
*	Sun Country Airlines Holdings Inc.	589,324	19,766
*,1	XL Fleet Corp.	3,139,688	19,340
*	Perdoceo Education Corp.	1,822,502	19,246
*	Ruth's Hospitality Group Inc.	929,208	19,244
*	CarParts.com Inc.	1,217,056	18,998
*	Citi Trends Inc.	256,871	18,741
*	TravelCenters of America Inc.	362,704	18,059
*,1	Vuzix Corp.	1,706,060	17,845
	Clarus Corp.	695,254	17,819
	Global Industrial Co.	468,136	17,738
*	Chuy's Holdings Inc.	560,332	17,667
*	Green Brick Partners Inc.	858,434	17,615
*	Boston Omaha Corp. Class A	437,081	16,950
	Winmark Corp.	78,331	16,844
	Scholastic Corp.	467,841	16,679
*	Liquidity Services Inc.	740,214	15,996
*	Fossil Group Inc.	1,319,036	15,631
	RCI Hospitality Holdings Inc.	225,713	15,464
*	Universal Electronics Inc.	313,902	15,460
*	Stoneridge Inc.	733,076	14,947
*	Chico's FAS Inc.	3,319,036	14,902
	Shoe Carnival Inc.	455,967	14,782
	Johnson Outdoors Inc. Class A	139,229	14,730
	Haverty Furniture Cos. Inc.	430,697	14,519
*,1	Frontier Group Holdings Inc.	910,630	14,379
*	Thryv Holdings Inc.	478,582	14,377
	A-Mark Precious Metals Inc.	239,078	14,349
*	Beazer Homes USA Inc.	830,517	14,326

		Shares	Market Value ($000)
*	Lumber Liquidators Holdings Inc.	760,138	14,199
	Movado Group Inc.	449,319	14,149
*	Noodles & Co. Class A	1,186,166	13,997
*	AMMO Inc.	2,268,538	13,952
	Ethan Allen Interiors Inc.	587,969	13,935
*	Traeger Inc.	665,783	13,935
*	Arlo Technologies Inc.	2,158,998	13,839
[1]	Big 5 Sporting Goods Corp.	596,827	13,751
*	Integral Ad Science Holding Corp.	659,593	13,607
*	Sciplay Corp. Class A	652,071	13,491
*,1	F45 Training Holdings Inc.	895,672	13,399
*	MasterCraft Boat Holdings Inc.	519,061	13,018
*,1	Krispy Kreme Inc.	925,588	12,958
*	Quotient Technology Inc.	2,215,541	12,894
*,1	ThredUp Inc. Class A	573,211	12,433
*	Lindblad Expeditions Holdings Inc.	851,918	12,429
*	Janus International Group Inc.	1,008,989	12,350
*	Hovnanian Enterprises Inc. Class A	127,437	12,284
*	American Public Education Inc.	477,871	12,238
*,1	Eastman Kodak Co.	1,773,117	12,075
*	Turtle Beach Corp.	430,653	11,981
*	Entercom Communications Corp. Class A	3,219,734	11,849
*	Funko Inc. Class A	633,018	11,527
	Kimball International Inc. Class B	1,022,191	11,449
*	Conn's Inc.	499,328	11,400
*,1	Marcus Corp.	640,948	11,185
*,1	Latham Group Inc.	672,248	11,025
*,1	Genius Brands International Inc.	8,048,312	10,946
*,1	Vinco Ventures Inc.	1,682,921	10,788
*	Century Casinos Inc.	794,514	10,702
*	Motorcar Parts of America Inc.	546,632	10,659
*,1	Rover Group Inc.	782,745	10,638
	Entravision Communications Corp. Class A	1,488,586	10,569
*	Barnes & Noble Education Inc.	1,030,812	10,298
*	Cooper-Standard Holdings Inc.	466,217	10,215
	OneWater Marine Inc. Class A	251,951	10,131
*	Bluegreen Vacations Holding Corp. Class A	388,804	10,031
*	Red Robin Gourmet Burgers Inc.	425,991	9,823
*,1	Liberty Media Corp.-Liberty Braves Class A	363,056	9,770
*	Lands' End Inc.	414,985	9,769
*,1	Cinedigm Corp. Class A	3,851,638	9,668
	Rocky Brands Inc.	202,916	9,661
*	American Outdoor Brands Inc.	389,506	9,566
*	El Pollo Loco Holdings Inc.	563,390	9,521
*,1	Cricut Inc. Class A	335,041	9,240
*	1847 Goedeker Inc.	2,939,372	9,230
	Tilly's Inc. Class A	657,053	9,205
*,1	Full House Resorts Inc.	856,213	9,084
*,1	Shift Technologies Inc.	1,302,608	9,040
	Hooker Furnishings Corp.	333,611	9,004
	Cato Corp. Class A	536,498	8,874
*,1	Dream Finders Homes Inc. Class A	505,233	8,756
*,1	Weber Inc. Class A	497,589	8,753
*,1	Arcimoto Inc.	757,318	8,656
*,1	Faraday Future Intelligent Electric Inc.	899,769	8,494
*	European Wax Center Inc. Class A	302,228	8,465
*	Alta Equipment Group Inc.	610,825	8,387
*,1	Holley Inc.	697,889	8,333

		Shares	Market Value ($000)
*	Express Inc.	1,747,660	8,249
	Superior Group of Cos. Inc.	352,743	8,215
*	RumbleON Inc. Class B	208,143	8,113
	Del Taco Restaurants Inc.	927,910	8,101
*,1	CarLotz Inc.	2,116,683	8,065
*,3	Luby's Inc.	1,921,555	8,032
*	Nautilus Inc.	830,045	7,728
*	Vera Bradley Inc.	817,104	7,689
*,1	CuriosityStream Inc.	728,795	7,681
*	Container Store Group Inc.	784,046	7,464
*	Tile Shop Holdings Inc.	963,878	7,393
*	Mesa Air Group Inc.	931,091	7,132
*	Snap One Holdings Corp.	427,850	7,132
*	Daily Journal Corp.	22,232	7,122
*,1	Kirkland's Inc.	368,650	7,082
	Rush Enterprises Inc. Class B	149,523	6,844
*	PlayAGS Inc.	864,229	6,810
	Lifetime Brands Inc.	370,760	6,744
*	Drive Shack Inc.	2,362,238	6,638
*	Liberty TripAdvisor Holdings Inc. Class A	2,103,752	6,501
*	ONE Group Hospitality Inc.	600,028	6,414
*	Build-A-Bear Workshop Inc.	370,870	6,283
*	Universal Technical Institute Inc.	896,387	6,060
*,1	Ondas Holdings Inc.	658,607	6,033
	National CineMedia Inc.	1,676,816	5,969
*,1	Aterian Inc.	533,064	5,773
*	Cumulus Media Inc. Class A	469,461	5,751
*,1	Vizio Holding Corp. Class A	264,449	5,617
*	Lincoln Educational Services Corp.	834,840	5,585
*	Fiesta Restaurant Group Inc.	503,077	5,514
	Flexsteel Industries Inc.	176,856	5,461
*	Xponential Fitness Inc. Class A	427,854	5,429
*	Kura Sushi USA Inc. Class A	120,616	5,269
*	Townsquare Media Inc. Class A	371,066	4,850
*	Delta Apparel Inc.	177,059	4,835
*	Chicken Soup For The Soul Entertainment Inc. Class A	211,224	4,831
*	VOXX International Corp. Class A	421,895	4,831
	Bassett Furniture Industries Inc.	264,538	4,791
*	Duluth Holdings Inc. Class B	344,490	4,695
*	Lakeland Industries Inc.	219,969	4,619
*,1	Wheels Up Experience Inc.	692,181	4,561
*	Strattec Security Corp.	115,520	4,494
*,1	HyreCar Inc.	526,051	4,471
*	Superior Industries International Inc.	622,847	4,391
*	LiveXLive Media Inc.	1,461,313	4,369
*,1	XpresSpa Group Inc.	2,891,324	4,250
*	Lazydays Holdings Inc.	194,867	4,158
*	Potbelly Corp.	601,878	4,081
	Nathan's Famous Inc.	65,825	4,027
*,1	Owlet Inc.	700,936	3,918
[1]	JOANN Inc.	348,780	3,885
*,1	Hall of Fame Resort & Entertainment Co.	1,464,451	3,881
	Escalade Inc.	198,469	3,753
	Carrols Restaurant Group Inc.	1,009,447	3,695
	Hamilton Beach Brands Holding Co. Class A	228,579	3,582
*	Aspen Group Inc.	638,706	3,558
*	Outbrain Inc.	240,155	3,554
*	Biglari Holdings Inc. Class A	4,330	3,551

		Shares	Market Value ($000)
*,1	Reservoir Media Inc.	387,436	3,530
*	Legacy Housing Corp.	195,682	3,516
*	Emerald Holding Inc.	804,428	3,491
*	Gaia Inc. Class A	367,401	3,483
	Weyco Group Inc.	150,356	3,407
*	Lee Enterprises Inc.	144,656	3,275
*,1	LMP Automotive Holdings Inc.	210,630	3,242
*	SRAX Inc. Class A	591,097	3,156
*,1	BurgerFi International Inc.	362,697	3,141
*	Biglari Holdings Inc. Class B	17,984	3,090
*,1	AYRO Inc.	891,109	3,039
*	iMedia Brands Inc.	512,961	2,950
*,1	Esports Technologies Inc.	81,810	2,746
	Saga Communications Inc. Class A	120,659	2,745
*	Landsea Homes Corp.	315,695	2,734
	Marine Products Corp.	203,836	2,550
*	Casper Sleep Inc.	596,360	2,546
	Acme United Corp.	75,863	2,484
*	Tuesday Morning Corp.	870,761	2,438
	Wayside Technology Group Inc.	89,404	2,411
*	Travelzoo	204,643	2,374
*	Fluent Inc.	1,044,952	2,372
*	Regis Corp.	646,245	2,249
*,1	Revlon Inc. Class A	214,200	2,166
*	Urban One Inc.	308,838	2,103
*,1	Zovio Inc. Class A	827,480	1,978
	Educational Development Corp.	202,269	1,972
*	Motorsport Games Inc. Class A	138,235	1,971
*	BBQ Holdings Inc.	121,667	1,836
*	Charles & Colvard Ltd.	610,246	1,819
*	Good Times Restaurants Inc.	350,945	1,797
*,1	Dolphin Entertainment Inc.	147,398	1,792
*	Envela Corp.	413,386	1,720
	FAT Brands Inc. Class A	176,124	1,641
*	Marchex Inc. Class B	546,577	1,632
*	Koss Corp.	96,440	1,577
	Crown Crafts Inc.	197,670	1,463
*,1	J. Jill Inc.	76,688	1,333
*	FlexShopper Inc.	425,184	1,322
*	Red Cat Holdings Inc.	374,936	1,305
*	Kewaunee Scientific Corp.	97,612	1,290
*	Live Ventures Inc.	34,139	1,290
*,1	Digital Media Solutions Inc.	173,744	1,260
	DallasNews Corp.	176,590	1,227
*	StoneMor Inc.	432,138	1,067
*,1	Endeavor Group Holdings Inc. Class A	34,966	1,002
*	Dixie Group Inc.	194,316	944
*	JAKKS Pacific Inc.	72,716	864
*	Beasley Broadcast Group Inc. Class A	314,502	837
*	Salem Media Group Inc. Class A	220,457	818
*	Brilliant Earth Group Inc. Class A	60,895	816
*,1	Mediaco Holding Inc. Class A	67,571	788
[1]	CompX International Inc.	36,960	768
*	PARTS iD Inc.	138,518	719
*	Vince Holding Corp.	85,410	705
*	Ark Restaurants Corp.	42,468	658
*,1	Auddia Inc.	264,100	639
*,1	NextPlay Technologies Inc.	467,913	627

		Shares	Market Value ($000)
*,1	Applied UV Inc.	86,071	611
*	Canterbury Park Holding Corp.	35,658	592
*	Muscle Maker Inc.	487,573	556
*,1	Allied Esports Entertainment Inc.	298,452	528
*,1	Amesite Inc.	292,757	525
*	Instructure Holdings Inc.	23,243	525
*	Urban One Inc. Class A	60,371	490
*	InterGroup Corp.	9,653	442
	NL Industries Inc.	74,653	430
*	Universal Security Instruments Inc.	74,733	414
*	aka Brands Holding Corp.	45,691	391
*,1	Kaspien Holdings Inc.	23,810	387
*,1	Forward Industries Inc.	144,468	345
	Jerash Holdings US Inc.	41,854	281
*	Unique Fabricating Inc.	79,983	264
*	Torrid Holdings Inc.	16,980	262
*	Xcel Brands Inc.	151,456	226
*	Flanigan's Enterprises Inc.	3,658	98
	Dover Motorsports Inc.	37,968	92
*,2	Contra A/S CVR	780,631	70
*	Virco Manufacturing Corp.	19,611	68
*,2	SRAX Inc.	591,097	47
*,1	Troika Media Group Inc.	32,884	43
	FAT Brands Inc. Class B	3,437	31
*,1,2	SRAX Inc. Rights	148,260	27
*	Summer Infant Inc.	522	5
*	Reading International Inc. Class A	368	2
*,2	resTORbio Inc. CVR	70,194	—
			199,994,775
Consumer Staples (4.6%)
	Procter & Gamble Co.	68,611,496	9,591,887
	PepsiCo Inc.	39,072,777	5,876,936
	Coca-Cola Co.	109,826,883	5,762,617
	Philip Morris International Inc.	44,044,918	4,175,018
	CVS Health Corp.	37,288,072	3,164,266
	Altria Group Inc.	52,098,764	2,371,536
	Mondelez International Inc. Class A	39,491,582	2,297,620
	Colgate-Palmolive Co.	23,815,878	1,800,004
	Kimberly-Clark Corp.	9,511,116	1,259,652
	Sysco Corp.	13,722,097	1,077,185
	General Mills Inc.	17,168,253	1,027,005
	Walgreens Boots Alliance Inc.	20,778,154	977,612
	Constellation Brands Inc. Class A	4,515,480	951,366
	Archer-Daniels-Midland Co.	15,799,078	948,103
*	Monster Beverage Corp.	10,460,369	929,195
	Corteva Inc.	20,735,464	872,548
	McKesson Corp.	4,362,513	869,798
	Kroger Co.	19,032,149	769,470
	Kraft Heinz Co.	19,039,932	701,050
	Hershey Co.	4,102,950	694,424
	Keurig Dr Pepper Inc.	20,030,965	684,258
	Tyson Foods Inc. Class A	8,323,612	657,066
	Brown-Forman Corp. Class B	9,003,064	603,295
	Clorox Co.	3,486,692	577,431
	Church & Dwight Co. Inc.	6,930,507	572,252
	McCormick & Co. Inc. (Non-Voting)	7,030,854	569,710
	AmerisourceBergen Corp.	4,110,862	491,042
	Kellogg Co.	7,212,055	460,995

		Shares	Market Value ($000)
	Conagra Brands Inc.	13,534,374	458,409
	J M Smucker Co.	2,911,643	349,485
*	Darling Ingredients Inc.	4,584,928	329,656
	Hormel Foods Corp.	7,682,056	314,964
	Bunge Ltd.	3,819,689	310,617
	Lamb Weston Holdings Inc.	4,100,943	251,675
	Molson Coors Beverage Co. Class B	5,127,282	237,803
	Campbell Soup Co.	5,596,140	233,975
*	Performance Food Group Co.	4,365,343	202,814
	Casey's General Stores Inc.	1,049,212	197,724
*	US Foods Holding Corp.	5,671,385	196,570
*	Post Holdings Inc.	1,624,727	178,980
*,1	Beyond Meat Inc.	1,616,458	170,148
*	Freshpet Inc.	1,168,244	166,697
	Ingredion Inc.	1,807,179	160,857
*	Boston Beer Co. Inc. Class A	258,680	131,862
	Flowers Foods Inc.	5,411,937	127,884
*	Herbalife Nutrition Ltd.	2,935,121	124,390
	Spectrum Brands Holdings Inc.	1,207,657	115,537
	Sanderson Farms Inc.	572,297	107,706
*	Hain Celestial Group Inc.	2,340,572	100,130
*	Celsius Holdings Inc.	1,056,358	95,167
	Lancaster Colony Corp.	548,193	92,540
	WD-40 Co.	392,018	90,744
*	Simply Good Foods Co.	2,464,285	84,993
*	United Natural Foods Inc.	1,603,776	77,655
	Energizer Holdings Inc.	1,946,674	76,018
*	Sprouts Farmers Market Inc.	3,242,860	75,137
	Primo Water Corp.	4,385,805	68,945
*	Hostess Brands Inc. Class A	3,704,144	64,341
*	TreeHouse Foods Inc.	1,613,316	64,339
*,1	Beauty Health Co.	2,476,074	64,304
	J & J Snack Foods Corp.	408,825	62,477
	Medifast Inc.	319,535	61,555
	Nu Skin Enterprises Inc. Class A	1,429,728	57,861
	Edgewell Personal Care Co.	1,551,086	56,304
[1]	B&G Foods Inc.	1,851,354	55,337
*	Grocery Outlet Holding Corp.	2,435,058	52,524
	Coca-Cola Consolidated Inc.	132,982	52,419
	Vector Group Ltd.	3,759,995	47,940
	Cal-Maine Foods Inc.	1,137,911	41,147
	Reynolds Consumer Products Inc.	1,475,887	40,351
*	Pilgrim's Pride Corp.	1,364,382	39,676
*	Hydrofarm Holdings Group Inc.	934,895	35,386
*	GrowGeneration Corp.	1,413,822	34,879
	National Beverage Corp.	656,748	34,473
*	BellRing Brands Inc. Class A	1,115,764	34,310
*	Chefs' Warehouse Inc.	983,607	32,036
	Utz Brands Inc.	1,847,230	31,643
*	USANA Health Sciences Inc.	342,807	31,607
	Fresh Del Monte Produce Inc.	980,970	31,607
	Universal Corp.	650,615	31,444
	Seaboard Corp.	6,615	27,121
	MGP Ingredients Inc.	410,944	26,752
	Ingles Markets Inc. Class A	394,437	26,045
	Andersons Inc.	844,280	26,029
	Weis Markets Inc.	458,964	24,119
	ACCO Brands Corp.	2,592,566	22,270

		Shares	Market Value ($000)
*	Rite Aid Corp.	1,482,011	21,045
*,1	Tattooed Chef Inc.	1,141,148	21,031
	SpartanNash Co.	951,842	20,845
	Turning Point Brands Inc.	434,753	20,759
	John B Sanfilippo & Son Inc.	244,507	19,981
*	Mission Produce Inc.	1,042,187	19,155
	Calavo Growers Inc.	452,044	17,286
*,1	PLBY Group Inc.	683,185	16,103
*	Veru Inc.	1,770,800	15,105
[1]	PetMed Express Inc.	540,354	14,519
	Brown-Forman Corp. Class A	195,624	12,260
*,1	22nd Century Group Inc.	4,090,445	12,108
*	Whole Earth Brands Inc.	1,037,300	11,981
*,1	AppHarvest Inc.	1,749,544	11,407
*	Duckhorn Portfolio Inc.	486,833	11,144
	Tootsie Roll Industries Inc.	340,056	10,348
*	Vital Farms Inc.	520,546	9,146
*	Seneca Foods Corp. Class A	178,516	8,608
	Oil-Dri Corp. of America	242,756	8,496
	Limoneira Co.	523,170	8,460
*	Landec Corp.	870,376	8,025
*,1	Honest Co. Inc.	768,304	7,975
*,1	HF Foods Group Inc.	1,087,920	6,582
*	Olaplex Holdings Inc.	260,468	6,381
*	NewAge Inc.	3,820,555	5,311
	Alico Inc.	142,316	4,873
	Village Super Market Inc. Class A	219,880	4,767
	Nature's Sunshine Products Inc.	319,656	4,683
*,1	AquaBounty Technologies Inc.	1,016,824	4,138
*	Lifevantage Corp.	575,420	3,896
*	Zevia PBC Class A	333,732	3,841
*,1	Blue Apron Holdings Inc. Class A	496,035	3,646
*	Farmer Bros Co.	415,167	3,492
*,1	Laird Superfood Inc.	182,168	3,476
	Natural Grocers by Vitamin Cottage Inc.	306,015	3,434
*,1	Alkaline Water Co. Inc.	1,944,949	3,092
*	Natural Alternatives International Inc.	203,248	2,740
*,1	LifeMD Inc.	440,108	2,733
*	Urban-Gro Inc.	189,972	2,525
*,1	MedAvail Holdings Inc.	752,753	2,198
*	Sovos Brands Inc.	140,100	1,954
*,1	Reed's Inc.	2,530,478	1,518
*	S&W Seed Co.	576,492	1,493
*	Willamette Valley Vineyards Inc.	113,379	1,442
	ProPhase Labs Inc.	271,748	1,413
*	Bridgford Foods Corp.	103,783	1,243
*	Rocky Mountain Chocolate Factory Inc.	162,747	1,204
	Ocean Bio-Chem Inc.	124,500	1,159
*	Calyxt Inc.	333,863	1,125
*,1	Greenlane Holdings Inc. Class A	448,971	1,064
*	Coffee Holding Co. Inc.	230,234	1,048
	Mannatech Inc.	30,953	1,012
*,1	Arcadia Biosciences Inc.	483,138	1,000
*	Guardion Health Sciences Inc.	787,758	1,000
	AMCON Distributing Co.	6,105	910
*	Eastside Distilling Inc.	341,987	889
*	Nuzee Inc.	236,402	520
*	Yield10 Bioscience Inc.	75,975	461

		Shares	Market Value ($000)
*	RiceBran Technologies	560,464	331
*	Lifeway Foods Inc.	45,393	254
*	Ifresh Inc.	23,811	25
			57,471,379
Energy (2.9%)
	Exxon Mobil Corp.	119,633,592	7,036,848
	Chevron Corp.	54,644,036	5,543,637
	ConocoPhillips	37,812,763	2,562,571
	EOG Resources Inc.	16,493,065	1,323,898
	Schlumberger NV	39,547,058	1,172,175
	Marathon Petroleum Corp.	18,015,327	1,113,527
	Pioneer Natural Resources Co.	6,201,559	1,032,622
	Kinder Morgan Inc.	54,382,846	909,825
	Phillips 66	12,374,348	866,576
	Valero Energy Corp.	11,548,928	815,008
	Williams Cos. Inc.	29,353,944	761,441
	Occidental Petroleum Corp.	25,059,870	741,271
	ONEOK Inc.	12,583,528	729,719
	Devon Energy Corp.	19,102,523	678,331
*	Cheniere Energy Inc.	6,800,474	664,202
	Hess Corp.	7,884,125	615,829
	Baker Hughes Co.	22,247,579	550,183
	Halliburton Co.	23,860,223	515,858
*	Enphase Energy Inc.	3,425,314	513,694
	Diamondback Energy Inc.	5,104,924	483,283
*	Plug Power Inc.	16,262,602	415,347
	Targa Resources Corp.	6,438,685	316,848
	Marathon Oil Corp.	22,178,567	303,181
*	First Solar Inc.	2,718,108	259,471
	Ovintiv Inc.	7,424,597	244,121
	Cimarex Energy Co.	2,762,204	240,864
	Coterra Energy Inc.	10,728,737	233,457
	APA Corp.	10,738,940	230,135
	Texas Pacific Land Corp.	175,931	212,764
*	EQT Corp.	8,543,451	174,799
	Chesapeake Energy Corp.	2,767,080	170,424
*	Range Resources Corp.	7,011,343	158,667
*	NOV Inc.	11,117,628	145,752
*	Antero Resources Corp.	7,571,120	142,413
	HollyFrontier Corp.	4,155,259	137,664
	PDC Energy Inc.	2,771,170	131,326
*	ChampionX Corp.	5,743,518	128,425
	DT Midstream Inc.	2,747,246	127,033
	Equitrans Midstream Corp.	11,693,486	118,572
	Matador Resources Co.	2,997,692	114,032
*	Southwestern Energy Co.	19,288,583	106,859
	Murphy Oil Corp.	4,193,220	104,705
	Continental Resources Inc.	2,078,999	95,946
*	Denbury Inc.	1,349,669	94,814
*	California Resources Corp.	2,310,603	94,735
	SM Energy Co.	3,504,702	92,454
	Antero Midstream Corp.	8,869,386	92,419
*,1	ChargePoint Holdings Inc.	4,353,443	87,025
*	Shoals Technologies Group Inc. Class A	2,919,393	81,393
*,1	Stem Inc.	3,360,979	80,294
	Magnolia Oil & Gas Corp. Class A	4,287,339	76,272
	Helmerich & Payne Inc.	2,777,703	76,137
*	Renewable Energy Group Inc.	1,421,989	71,384

		Shares	Market Value ($000)
	Arcosa Inc.	1,379,428	69,206
*	CNX Resources Corp.	5,309,636	67,008
	New Fortress Energy Inc. Class A	2,347,459	65,142
*	Whiting Petroleum Corp.	1,106,951	64,657
*	Array Technologies Inc.	3,427,051	63,469
	Cactus Inc. Class A	1,652,379	62,328
*,1	Transocean Ltd.	15,701,779	59,510
*	FuelCell Energy Inc.	8,669,609	58,000
	World Fuel Services Corp.	1,697,909	57,084
*	SunPower Corp.	2,438,116	55,296
*,1	Callon Petroleum Co.	1,119,768	54,958
	Oasis Petroleum Inc.	534,408	53,131
*	Ameresco Inc. Class A	858,139	50,141
*	Green Plains Inc.	1,424,544	46,511
	Patterson-UTI Energy Inc.	5,070,405	45,634
*	Arch Resources Inc.	447,279	41,485
	Bonanza Creek Energy Inc.	865,067	41,437
*	Tellurian Inc.	9,887,992	38,662
*	Delek US Holdings Inc.	2,122,827	38,147
*	Oceaneering International Inc.	2,794,270	37,220
	Core Laboratories NV	1,300,792	36,097
*	Peabody Energy Corp.	2,429,232	35,928
*	Liberty Oilfield Services Inc. Class A	2,947,414	35,752
*	Laredo Petroleum Inc.	437,914	35,502
*	PBF Energy Inc. Class A	2,732,445	35,440
	Archrock Inc.	4,274,077	35,261
*,1	Gevo Inc.	5,279,276	35,054
*	Centennial Resource Development Inc. Class A	5,146,166	34,479
[1]	Northern Oil & Gas Inc.	1,575,214	33,710
*	Weatherford International plc	1,697,487	33,390
	Warrior Met Coal Inc.	1,434,361	33,378
*	TPI Composites Inc.	982,460	33,158
*	Gulfport Energy Operating Corp.	333,205	27,393
*	Dril-Quip Inc.	1,030,054	25,937
*,1	Noble Corp.	934,535	25,288
*	Comstock Resources Inc.	2,363,365	24,461
*	Extraction Oil & Gas Inc.	431,635	24,366
*	NOW Inc.	3,119,330	23,863
	Brigham Minerals Inc. Class A	1,223,833	23,449
*	Alpha Metallurgical Resources Inc.	443,333	22,073
*	ProPetro Holding Corp.	2,441,272	21,117
*	Nabors Industries Ltd.	217,339	20,969
*	Par Pacific Holdings Inc.	1,264,170	19,873
*	DMC Global Inc.	530,677	19,587
*	Bristow Group Inc. Class A	609,617	19,404
*	CONSOL Energy Inc.	735,617	19,141
*	NexTier Oilfield Solutions Inc.	4,041,831	18,592
*,1	Montauk Renewables Inc.	1,624,116	18,239
*	MRC Global Inc.	2,220,366	16,297
*	Contango Oil & Gas Co.	3,484,191	15,923
*	Talos Energy Inc.	1,154,314	15,895
*	Helix Energy Solutions Group Inc.	3,987,925	15,473
	SunCoke Energy Inc.	2,368,274	14,873
	CVR Energy Inc.	855,344	14,250
*,1	Aemetis Inc.	754,181	13,786
	Berry Corp.	1,841,080	13,274
*,1	Camber Energy Inc.	3,439,332	13,138
*	Tidewater Inc.	1,081,272	13,040

		Shares	Market Value ($000)
*	REX American Resources Corp.	158,540	12,663
*	Centrus Energy Corp. Class A	310,348	11,998
*	SandRidge Energy Inc.	920,016	11,969
*	Penn Virginia Corp.	429,858	11,464
*	Oil States International Inc.	1,674,900	10,703
*	TETRA Technologies Inc.	3,297,904	10,289
*	American Superconductor Corp.	699,670	10,201
*	W&T Offshore Inc.	2,683,299	9,982
*,1	Volta Inc.	1,089,200	9,422
*	Vine Energy Inc. Class A	568,222	9,359
*	RPC Inc.	1,863,079	9,054
*	Select Energy Services Inc. Class A	1,711,058	8,880
*	Newpark Resources Inc.	2,465,274	8,135
*	FTS International Inc. Class A	329,659	8,110
*,1	Advent Technologies Holdings Inc.	929,755	8,089
*	Goodrich Petroleum Corp.	337,443	7,984
*	Matrix Service Co.	742,334	7,765
	Solaris Oilfield Infrastructure Inc. Class A	851,891	7,105
	Altus Midstream Co.	96,236	6,643
*	Trecora Resources	767,461	6,278
*,1	Beam Global	225,421	6,170
*,1	Ring Energy Inc.	2,080,950	6,139
*	Amplify Energy Corp.	1,103,504	5,871
*	Earthstone Energy Inc. Class A	618,601	5,691
*	VAALCO Energy Inc.	1,745,405	5,131
*	SilverBow Resources Inc.	205,199	5,027
	Falcon Minerals Corp.	1,004,143	4,719
*,1	Sunworks Inc.	763,794	4,690
	Evolution Petroleum Corp.	784,579	4,456
	NACCO Industries Inc. Class A	144,885	4,323
*	Natural Gas Services Group Inc.	395,225	4,102
*,1	Ecoark Holdings Inc.	703,727	3,695
*	Geospace Technologies Corp.	385,060	3,677
*	FTC Solar Inc.	470,149	3,662
*,1	Ocean Power Technologies Inc.	1,436,122	3,332
*	Exterran Corp.	707,599	3,142
*	Ramaco Resources Inc.	233,500	2,874
*	Flotek Industries Inc.	1,911,170	2,408
*,1	NextDecade Corp.	859,814	2,390
*	SEACOR Marine Holdings Inc.	507,121	2,348
	PHX Minerals Inc.	766,499	2,345
*	Epsilon Energy Ltd.	355,787	2,291
*	Ideal Power Inc.	149,114	2,269
	Adams Resources & Energy Inc.	67,642	2,054
*	Forum Energy Technologies Inc.	89,925	2,027
*	Battalion Oil Corp.	207,283	2,017
*,1	American Resources Corp.	1,018,216	1,935
*	Hallador Energy Co.	579,365	1,715
*	Ranger Energy Services Inc. Class A	179,548	1,652
*	Capstone Green Energy Corp.	318,220	1,531
*	Smart Sand Inc.	618,977	1,516
*	Gulf Island Fabrication Inc.	372,057	1,477
*	PrimeEnergy Resources Corp.	21,626	1,299
*	iSun Inc.	149,373	1,240
*	Dawson Geophysical Co.	420,698	1,047
*	MIND Technology Inc.	491,883	925
*	US Well Services Inc. Class A	1,274,142	924
*	Mammoth Energy Services Inc.	307,258	894

		Shares	Market Value ($000)
*,1	KLX Energy Services Holdings Inc.	186,512	888
*,1	ION Geophysical Corp.	615,545	819
*	Profire Energy Inc.	598,754	689
*	PEDEVCO Corp.	460,492	681
*,1	New Concept Energy Inc.	154,300	657
*	Nine Energy Service Inc.	332,516	608
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	70,676	413
*	Independence Contract Drilling Inc.	129,345	388
*,1	Stabilis Solutions Inc.	43,809	315
*	NCS Multistage Holdings Inc.	5,982	176
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	8,839	8
*	Tidewater Inc. Class B Warrants Exp. 7/31/23	9,555	7
*,1,2	Harvest Natural Resources Inc.	51,829	—
*,1	FTS International Inc. Warrants Exp. 11/19/23	22,671	—
			36,080,853
Financials (11.4%)
	JPMorgan Chase & Co.	84,463,727	13,825,867
*	Berkshire Hathaway Inc. Class B	48,572,278	13,257,318
	Bank of America Corp.	214,060,225	9,086,857
	Wells Fargo & Co.	116,057,734	5,386,239
	Citigroup Inc.	57,281,084	4,019,986
	Morgan Stanley	41,258,033	4,014,819
	Goldman Sachs Group Inc.	9,528,104	3,601,909
	BlackRock Inc.	3,871,490	3,246,864
	Charles Schwab Corp.	43,453,836	3,165,177
	S&P Global Inc.	6,812,203	2,894,437
	PNC Financial Services Group Inc.	12,005,135	2,348,685
	Blackstone Inc.	19,389,542	2,255,779
	US Bancorp	37,696,385	2,240,673
	Truist Financial Corp.	37,702,686	2,211,263
	Marsh & McLennan Cos. Inc.	14,327,175	2,169,564
	CME Group Inc.	10,150,710	1,962,944
	Chubb Ltd.	10,540,796	1,828,617
	Intercontinental Exchange Inc.	15,921,416	1,828,097
	Aon plc Class A	6,061,190	1,732,106
	Moody's Corp.	4,473,538	1,588,598
	Progressive Corp.	16,541,977	1,495,229
	MSCI Inc.	2,213,474	1,346,545
	American International Group Inc.	24,175,093	1,326,971
	T. Rowe Price Group Inc.	6,411,548	1,261,151
	Prudential Financial Inc.	10,900,466	1,146,729
	Bank of New York Mellon Corp.	21,965,747	1,138,704
	MetLife Inc.	18,150,371	1,120,422
	Travelers Cos. Inc.	7,049,123	1,071,537
	Allstate Corp.	8,355,310	1,063,715
	Discover Financial Services	8,456,950	1,038,936
*	SVB Financial Group	1,605,051	1,038,275
	First Republic Bank	5,051,127	974,261
	KKR & Co. Inc.	15,652,734	952,938
	Aflac Inc.	17,074,142	890,075
	Arthur J Gallagher & Co.	5,846,489	869,081
	Ameriprise Financial Inc.	3,213,368	848,715
	Willis Towers Watson plc	3,646,889	847,756
	Fifth Third Bancorp	19,493,129	827,288
*	Coinbase Global Inc. Class A	3,626,905	825,048
	Hartford Financial Services Group Inc.	9,822,721	690,046
	Huntington Bancshares Inc.	41,683,075	644,420
	Nasdaq Inc.	3,308,609	638,628

		Shares	Market Value ($000)
	State Street Corp.	7,235,329	612,977
	Northern Trust Corp.	5,586,349	602,264
	KeyCorp	27,021,012	584,194
	Regions Financial Corp.	26,955,694	574,426
	Citizens Financial Group Inc.	12,013,755	564,406
	Broadridge Financial Solutions Inc.	3,278,714	546,365
	M&T Bank Corp.	3,627,210	541,688
	Ally Financial Inc.	10,209,333	521,186
	Cincinnati Financial Corp.	4,317,145	493,104
	Principal Financial Group Inc.	7,560,356	486,887
	Raymond James Financial Inc.	5,228,920	482,525
	Signature Bank	1,699,893	462,847
*	Markel Corp.	386,185	461,541
*	Upstart Holdings Inc.	1,428,633	452,077
*	Berkshire Hathaway Inc. Class A	1,051	432,359
	MarketAxess Holdings Inc.	1,018,491	428,469
	FactSet Research Systems Inc.	1,066,190	420,910
*	Arch Capital Group Ltd.	10,598,356	404,645
	Brown & Brown Inc.	6,748,576	374,209
	Cboe Global Markets Inc.	3,009,168	372,716
[1]	Apollo Global Management Inc.	5,990,098	368,930
	Equitable Holdings Inc.	11,733,012	347,766
	Lincoln National Corp.	5,043,145	346,716
	Fidelity National Financial Inc.	7,639,820	346,389
	Annaly Capital Management Inc.	40,602,768	341,875
	LPL Financial Holdings Inc.	2,157,631	338,230
	Loews Corp.	6,142,128	331,245
	Ares Management Corp. Class A	4,400,937	324,921
	East West Bancorp Inc.	3,985,540	309,039
	Comerica Inc.	3,794,480	305,456
	Western Alliance Bancorp	2,804,149	305,147
*,1	Lucid Group Inc.	11,457,204	290,784
	Carlyle Group Inc.	6,001,644	283,758
	Zions Bancorp NA	4,580,668	283,498
	Everest Re Group Ltd.	1,124,094	281,900
	Invesco Ltd.	11,689,305	281,829
	W R Berkley Corp.	3,771,766	276,018
	Assurant Inc.	1,663,350	262,393
*	Athene Holding Ltd. Class A	3,788,487	260,913
	American Financial Group Inc.	2,031,827	255,665
	Franklin Resources Inc.	8,486,193	252,210
	First Horizon Corp.	15,464,536	251,917
*,1	SoFi Technologies Inc.	15,765,083	250,350
	Tradeweb Markets Inc. Class A	2,965,766	239,575
	AGNC Investment Corp.	14,826,929	233,821
*	Alleghany Corp.	369,952	231,002
	Globe Life Inc.	2,571,583	228,948
	Reinsurance Group of America Inc.	1,930,042	214,736
	People's United Financial Inc.	12,139,059	212,069
	SEI Investments Co.	3,574,407	211,962
	Commerce Bancshares Inc.	2,989,851	208,333
	Janus Henderson Group plc	4,894,169	202,276
	First American Financial Corp.	2,957,765	198,318
	Voya Financial Inc.	3,223,179	197,871
	Jefferies Financial Group Inc.	5,265,070	195,492
	Pinnacle Financial Partners Inc.	2,054,754	193,311
	Cullen/Frost Bankers Inc.	1,625,957	192,871
	Old Republic International Corp.	8,209,867	189,894

		Shares	Market Value ($000)
	Stifel Financial Corp.	2,792,519	189,780
	Starwood Property Trust Inc.	7,744,181	189,035
	RenaissanceRe Holdings Ltd.	1,331,700	185,639
	Prosperity Bancshares Inc.	2,499,662	177,801
	First Financial Bankshares Inc.	3,845,122	176,683
	Morningstar Inc.	671,869	174,034
	Synovus Financial Corp.	3,934,620	172,690
	Primerica Inc.	1,123,447	172,595
	Popular Inc.	2,149,711	166,968
	Affiliated Managers Group Inc.	1,104,267	166,844
	New York Community Bancorp Inc.	12,549,130	161,507
	OneMain Holdings Inc.	2,812,207	155,599
	Interactive Brokers Group Inc. Class A	2,490,193	155,239
	Valley National Bancorp	11,518,683	153,314
	SLM Corp.	8,700,012	153,120
	PacWest Bancorp	3,329,756	150,905
	Bank OZK	3,484,199	149,751
	Glacier Bancorp Inc.	2,673,612	147,984
	SouthState Corp.	1,971,038	147,177
	CIT Group Inc.	2,812,690	146,119
	New Residential Investment Corp.	13,245,043	145,695
	MGIC Investment Corp.	9,627,707	144,030
	Webster Financial Corp.	2,572,891	140,120
	Lazard Ltd. Class A	3,019,112	138,275
	Sterling Bancorp	5,507,452	137,466
	First Citizens BancShares Inc. Class A	161,390	136,079
	United Bankshares Inc.	3,678,463	133,822
	Houlihan Lokey Inc. Class A	1,430,371	131,737
	Unum Group	5,230,636	131,080
	Wintrust Financial Corp.	1,625,402	130,634
	Essent Group Ltd.	2,968,208	130,631
*,1	Credit Acceptance Corp.	222,709	130,352
	Selective Insurance Group Inc.	1,710,410	129,187
	Erie Indemnity Co. Class A	722,989	128,996
	Blackstone Mortgage Trust Inc. Class A	4,240,100	128,560
	Evercore Inc. Class A	953,932	127,512
	Umpqua Holdings Corp.	6,140,547	124,346
	RLI Corp.	1,224,460	122,777
	Radian Group Inc.	5,230,013	118,826
	Hanover Insurance Group Inc.	915,235	118,633
	Hancock Whitney Corp.	2,471,423	116,453
	UMB Financial Corp.	1,172,900	113,431
	Kemper Corp.	1,698,122	113,418
	Pacific Premier Bancorp Inc.	2,710,679	112,331
*	Open Lending Corp. Class A	3,054,196	110,165
	ServisFirst Bancshares Inc.	1,393,617	108,423
	BankUnited Inc.	2,588,022	108,231
*	Brighthouse Financial Inc.	2,377,815	107,549
	Moelis & Co. Class A	1,731,104	107,103
	FNB Corp.	9,156,214	106,395
	First Hawaiian Inc.	3,603,101	105,751
	Community Bank System Inc.	1,523,532	104,240
	Axis Capital Holdings Ltd.	2,173,841	100,084
	Kinsale Capital Group Inc.	615,240	99,484
	Ameris Bancorp	1,889,180	98,011
	Chimera Investment Corp.	6,582,197	97,746
	Eastern Bankshares Inc.	4,782,701	97,089
	Investors Bancorp Inc.	6,383,747	96,458

		Shares	Market Value ($000)
	Home BancShares Inc.	4,094,475	96,343
	FirstCash Inc.	1,080,129	94,511
	Bank of Hawaii Corp.	1,140,722	93,733
	Assured Guaranty Ltd.	1,959,677	91,732
	Walker & Dunlop Inc.	807,519	91,653
	White Mountains Insurance Group Ltd.	84,315	90,184
*	Mr Cooper Group Inc.	2,168,419	89,274
	Associated Banc-Corp	4,165,273	89,220
	Navient Corp.	4,491,849	88,624
	Simmons First National Corp. Class A	2,953,922	87,318
*	Texas Capital Bancshares Inc.	1,447,810	86,898
	Federated Hermes Inc. Class B	2,671,408	86,821
	Cathay General Bancorp	2,090,622	86,531
	Artisan Partners Asset Management Inc. Class A	1,751,405	85,679
	BancorpSouth Bank	2,852,911	84,960
*,1	Marathon Digital Holdings Inc.	2,683,370	84,741
	CNO Financial Group Inc.	3,578,964	84,249
	Virtu Financial Inc. Class A	3,336,037	81,499
	United Community Banks Inc.	2,475,203	81,236
	Old National Bancorp	4,721,367	80,027
*	Trupanion Inc.	1,020,679	79,276
*	Silvergate Capital Corp. Class A	677,602	78,263
	First Bancorp (XNYS)	5,931,940	78,005
	Columbia Banking System Inc.	2,047,600	77,788
	Atlantic Union Bankshares Corp.	2,079,806	76,641
	Flagstar Bancorp Inc.	1,492,754	75,802
	Goosehead Insurance Inc. Class A	496,709	75,644
	Hamilton Lane Inc. Class A	886,499	75,193
	Independent Bank Group Inc.	1,052,036	74,737
*	LendingClub Corp.	2,643,814	74,661
	CVB Financial Corp.	3,662,760	74,610
	Cadence Bancorp Class A	3,389,122	74,425
*	Axos Financial Inc.	1,442,584	74,351
	Santander Consumer USA Holdings Inc.	1,738,725	72,505
	Arbor Realty Trust Inc.	3,887,884	72,042
	American National Group Inc.	380,726	71,969
*	Enstar Group Ltd.	303,738	71,296
	Fulton Financial Corp.	4,626,736	70,697
[1]	Blue Owl Capital Inc.	4,540,980	70,658
*,1	Lemonade Inc.	1,047,886	70,219
	BOK Financial Corp.	781,470	69,981
	WSFS Financial Corp.	1,362,902	69,931
	American Equity Investment Life Holding Co.	2,337,112	69,108
	Independent Bank Corp. (XNGS)	898,841	68,447
	Piper Sandler Cos.	493,929	68,389
	International Bancshares Corp.	1,614,053	67,209
*	Cannae Holdings Inc.	2,136,689	66,472
*	Triumph Bancorp Inc.	663,417	66,428
	Washington Federal Inc.	1,934,598	66,376
	Virtus Investment Partners Inc.	204,212	63,371
*	Ryan Specialty Group Holdings Inc. Class A	1,860,291	63,008
	First Midwest Bancorp Inc.	3,287,994	62,505
	First Merchants Corp.	1,492,539	62,448
*	Focus Financial Partners Inc. Class A	1,187,253	62,176
[1]	Rocket Cos. Inc. Class A	3,870,268	62,079
	WesBanco Inc.	1,754,490	59,793
*,1	Riot Blockchain Inc.	2,307,085	59,292
	Towne Bank	1,896,768	59,008

		Shares	Market Value ($000)
	First Financial Bancorp	2,519,238	58,975
	Apollo Commercial Real Estate Finance Inc.	3,957,722	58,693
	MFA Financial Inc.	12,693,865	58,011
	Hilltop Holdings Inc.	1,763,173	57,603
	Live Oak Bancshares Inc.	904,365	57,545
[1]	Two Harbors Investment Corp.	8,927,817	56,602
	Sandy Spring Bancorp Inc.	1,228,654	56,297
*	NMI Holdings Inc. Class A	2,467,270	55,785
*	Palomar Holdings Inc.	689,320	55,718
	Cohen & Steers Inc.	664,461	55,662
	PennyMac Mortgage Investment Trust	2,815,056	55,428
	Renasant Corp.	1,528,030	55,085
*	Genworth Financial Inc. Class A	14,250,095	53,438
	PennyMac Financial Services Inc.	872,419	53,331
	Veritex Holdings Inc.	1,335,317	52,558
*	PRA Group Inc.	1,246,003	52,507
	Heartland Financial USA Inc.	1,082,812	52,062
	Park National Corp.	423,899	51,694
	Banner Corp.	933,630	51,546
	Eagle Bancorp Inc.	889,317	51,136
	Great Western Bancorp Inc.	1,552,905	50,842
	Seacoast Banking Corp. of Florida	1,480,331	50,050
	BGC Partners Inc. Class A	9,602,892	50,031
	Argo Group International Holdings Ltd.	956,109	49,928
[1]	iStar Inc.	1,971,342	49,441
	Trustmark Corp.	1,524,081	49,106
	StepStone Group Inc. Class A	1,149,194	49,002
	PJT Partners Inc. Class A	616,069	48,737
	Hope Bancorp Inc.	3,362,347	48,552
	Lakeland Financial Corp.	667,012	47,518
	Provident Financial Services Inc.	2,019,714	47,403
	Stewart Information Services Corp.	747,653	47,297
*	BRP Group Inc. Class A	1,406,474	46,822
	Horace Mann Educators Corp.	1,173,282	46,685
	New York Mortgage Trust Inc.	10,868,992	46,302
	First Interstate BancSystem Inc. Class A	1,140,193	45,904
	Meta Financial Group Inc.	867,088	45,505
	Northwest Bancshares Inc.	3,419,206	45,407
*	LendingTree Inc.	320,163	44,768
	Mercury General Corp.	799,916	44,531
	Enterprise Financial Services Corp.	979,370	44,346
	FB Financial Corp.	1,020,771	43,771
	Brightsphere Investment Group Inc.	1,670,581	43,652
	NBT Bancorp Inc.	1,186,492	42,856
	Capitol Federal Financial Inc.	3,729,382	42,851
	Redwood Trust Inc.	3,192,323	41,149
	Westamerica Bancorp	718,552	40,426
	Stock Yards Bancorp Inc.	682,567	40,033
*	Encore Capital Group Inc.	806,071	39,715
	OFG Bancorp	1,504,785	37,951
	James River Group Holdings Ltd.	997,936	37,652
	ProAssurance Corp.	1,544,327	36,724
	First Busey Corp.	1,478,563	36,417
	Ladder Capital Corp.	3,206,263	35,429
*	Bancorp Inc.	1,382,172	35,176
	OceanFirst Financial Corp.	1,630,782	34,915
*	Customers Bancorp Inc.	808,989	34,803
	Southside Bancshares Inc.	905,922	34,688

		Shares	Market Value ($000)
	First Commonwealth Financial Corp.	2,544,449	34,681
	First Bancorp (XNGS)	805,125	34,628
	Broadmark Realty Capital Inc.	3,486,174	34,374
	National Bank Holdings Corp. Class A	849,111	34,372
	Nelnet Inc. Class A	428,830	33,980
	Premier Financial Corp.	1,062,739	33,838
*	Enova International Inc.	974,730	33,677
	City Holding Co.	429,253	33,443
	Berkshire Hills Bancorp Inc.	1,238,432	33,413
	Brookline Bancorp Inc.	2,180,920	33,281
	Safety Insurance Group Inc.	416,705	33,024
	Employers Holdings Inc.	785,319	31,012
	First Foundation Inc.	1,166,399	30,676
	AMERISAFE Inc.	538,658	30,251
	TriCo Bancshares	692,596	30,059
	TFS Financial Corp.	1,558,405	29,703
	Tompkins Financial Corp.	364,424	29,486
	S&T Bancorp Inc.	994,188	29,299
	Federal Agricultural Mortgage Corp. Class C	268,999	29,192
	Dime Community Bancshares Inc.	892,829	29,160
	ConnectOne Bancorp Inc.	968,677	29,070
*	StoneX Group Inc.	437,557	28,835
	BancFirst Corp.	475,537	28,589
	Meridian Bancorp Inc.	1,372,787	28,499
*	eHealth Inc.	698,331	28,282
	B. Riley Financial Inc.	472,196	27,878
	Cowen Inc. Class A	790,559	27,124
	German American Bancorp Inc.	686,294	26,512
	Origin Bancorp Inc.	620,646	26,284
	Kearny Financial Corp.	2,102,482	26,134
	ARMOUR Residential REIT Inc.	2,413,041	26,013
	Heritage Financial Corp.	1,007,264	25,685
*,1	Invesco Mortgage Capital Inc.	8,066,944	25,411
	Preferred Bank	379,453	25,302
	State Auto Financial Corp.	495,267	25,234
	Lakeland Bancorp Inc.	1,417,500	24,991
	Bryn Mawr Bank Corp.	541,886	24,900
	Ellington Financial Inc.	1,337,487	24,463
*	World Acceptance Corp.	127,675	24,205
	BrightSpire Capital Inc. Class A	2,573,116	24,162
	HomeStreet Inc.	579,404	23,842
	Ready Capital Corp.	1,651,257	23,828
	KKR Real Estate Finance Trust Inc.	1,127,644	23,793
*	Metropolitan Bank Holding Corp.	279,677	23,577
	Washington Trust Bancorp Inc.	441,489	23,390
	Banc of California Inc.	1,235,932	22,852
	First Bancshares Inc.	579,450	22,471
*	SiriusPoint Ltd.	2,399,724	22,221
*	Clearwater Analytics Holdings Inc. Class A	847,987	21,717
	Northfield Bancorp Inc.	1,255,941	21,552
	Peoples Bancorp Inc.	679,252	21,471
*	Nicolet Bankshares Inc.	285,540	21,181
	Granite Point Mortgage Trust Inc.	1,606,047	21,152
	TPG RE Finance Trust Inc.	1,706,139	21,122
*	Oscar Health Inc. Class A	1,210,067	21,043
	QCR Holdings Inc.	402,406	20,700
	WisdomTree Investments Inc.	3,624,388	20,550
	HCI Group Inc.	183,129	20,285

		Shares	Market Value ($000)
	Allegiance Bancshares Inc.	529,375	20,196
	Republic Bancorp Inc. Class A	397,474	20,132
	Central Pacific Financial Corp.	778,292	19,987
	Univest Financial Corp.	721,675	19,767
*	Blucora Inc.	1,266,157	19,739
	Horizon Bancorp Inc.	1,085,675	19,727
	HarborOne Bancorp Inc.	1,396,441	19,606
*	Columbia Financial Inc.	1,034,451	19,137
	Great Southern Bancorp Inc.	349,146	19,137
[1]	Orchid Island Capital Inc.	3,870,354	18,926
*	MoneyGram International Inc.	2,359,083	18,920
*	Ambac Financial Group Inc.	1,317,402	18,865
	Camden National Corp.	391,805	18,767
	Heritage Commerce Corp.	1,597,299	18,577
	Community Trust Bancorp Inc.	436,107	18,360
	First Mid Bancshares Inc.	446,534	18,335
	Capstead Mortgage Corp.	2,670,990	17,869
	Hanmi Financial Corp.	885,333	17,760
	Merchants Bancorp	448,116	17,687
	Flushing Financial Corp.	782,068	17,675
*	MBIA Inc.	1,322,648	16,996
	TrustCo Bank Corp.	526,642	16,837
	Cambridge Bancorp	187,758	16,523
[1]	UWM Holdings Corp.	2,376,198	16,515
	Bank of Marin Bancorp	434,440	16,400
	Altabancorp	370,303	16,353
*	CrossFirst Bankshares Inc.	1,250,063	16,251
*	TriState Capital Holdings Inc.	756,043	15,990
*	Oportun Financial Corp.	636,605	15,934
	Peapack-Gladstone Financial Corp.	476,667	15,902
	Diamond Hill Investment Group Inc.	87,515	15,373
	United Fire Group Inc.	656,252	15,159
*	Original BARK Co.	2,181,489	14,965
	Byline Bancorp Inc.	603,897	14,832
	Midland States Bancorp Inc.	596,951	14,763
	Victory Capital Holdings Inc. Class A	421,267	14,749
*	Amerant Bancorp Inc. Class A	595,088	14,722
	Hingham Institution For Savings	43,250	14,562
	Sculptor Capital Management Inc. Class A	515,241	14,370
*	Atlantic Capital Bancshares Inc.	542,248	14,364
	Bank First Corp.	200,786	14,230
	Dynex Capital Inc.	817,676	14,129
*,1	Root Inc. Class A	2,658,370	14,010
	Regional Management Corp.	233,064	13,560
	Mercantile Bank Corp.	419,241	13,428
	Reliant Bancorp Inc.	423,893	13,391
	First Community Bankshares Inc.	420,251	13,330
	Waterstone Financial Inc.	649,575	13,310
*	AssetMark Financial Holdings Inc.	533,629	13,271
	CBTX Inc.	498,419	13,148
	Financial Institutions Inc.	421,187	12,909
	Business First Bancshares Inc.	549,023	12,842
	Independent Bank Corp.	596,811	12,820
*	Southern First Bancshares Inc.	238,769	12,774
*,1	Romeo Power Inc.	2,553,637	12,641
	Equity Bancshares Inc. Class A	373,890	12,480
	1st Source Corp.	264,160	12,479
	Southern Missouri Bancorp Inc.	274,314	12,314

		Shares	Market Value ($000)
	First of Long Island Corp.	588,702	12,127
	Arrow Financial Corp.	351,663	12,083
	West Bancorp Inc.	388,102	11,655
	Bar Harbor Bankshares	412,154	11,561
[1]	GCM Grosvenor Inc. Class A	996,844	11,484
*	GoHealth Inc. Class A	2,269,458	11,415
	Oppenheimer Holdings Inc. Class A	251,199	11,377
	Universal Insurance Holdings Inc.	870,687	11,354
*,1	Blue Foundry Bancorp	812,989	11,211
	HomeTrust Bancshares Inc.	400,193	11,197
	MVB Financial Corp.	261,158	11,185
	National Western Life Group Inc. Class A	52,268	11,007
	RBB Bancorp	435,086	10,969
	First Financial Corp.	259,813	10,925
*	EZCORP Inc. Class A	1,440,677	10,906
*	Bridgewater Bancshares Inc.	610,877	10,696
	Farmers National Banc Corp.	674,632	10,598
*	Carter Bankshares Inc.	742,538	10,559
	Old Second Bancorp Inc.	797,985	10,422
	Alerus Financial Corp.	348,774	10,421
	Capstar Financial Holdings Inc.	488,654	10,379
	CNB Financial Corp.	423,098	10,298
	SmartFinancial Inc.	397,598	10,278
	Metrocity Bankshares Inc.	489,278	10,260
	Civista Bancshares Inc.	430,316	9,996
	Primis Financial Corp.	682,619	9,871
	First Bancorp Inc.	338,686	9,869
	American National Bankshares Inc.	296,801	9,806
	Citizens & Northern Corp.	386,785	9,770
*,1	MetroMile Inc.	2,668,123	9,472
	Investors Title Co.	51,103	9,331
	Home Bancorp Inc.	233,170	9,019
	Spirit of Texas Bancshares Inc.	371,530	8,991
	Curo Group Holdings Corp.	517,294	8,965
	Guaranty Bancshares Inc.	248,987	8,926
*	Citizens Inc. Class A	1,410,232	8,758
	Enterprise Bancorp Inc.	239,880	8,624
	MidWestOne Financial Group Inc.	285,762	8,619
	Century Bancorp Inc. Class A	73,149	8,430
	Sierra Bancorp	347,003	8,425
*	Howard Bancorp Inc.	413,320	8,382
	Great Ajax Corp.	610,805	8,240
	First Internet Bancorp	263,294	8,210
	Peoples Financial Services Corp.	179,271	8,169
	Summit Financial Group Inc.	332,912	8,160
	PCSB Financial Corp.	439,113	8,097
*,1	MarketWise Inc.	967,650	7,993
*	Coastal Financial Corp.	248,761	7,926
	AFC Gamma Inc.	367,116	7,922
	Capital City Bank Group Inc.	314,988	7,793
*,1	Doma Holdings Inc.	1,033,989	7,652
	FS Bancorp Inc.	220,789	7,642
	Provident Bancorp Inc.	469,842	7,527
	PCB Bancorp	374,650	7,459
*	Amerant Bancorp Inc. Class B	314,585	7,298
	Mid Penn Bancorp Inc.	264,505	7,287
	Blue Ridge Bankshares Inc.	414,130	7,285
*	Select Bancorp Inc.	418,153	7,213

		Shares	Market Value ($000)
	South Plains Financial Inc.	292,485	7,131
	Bank of Commerce Holdings	468,036	7,100
	Amalgamated Financial Corp.	447,527	7,080
	Red River Bancshares Inc.	141,840	7,071
	Northeast Bank	203,338	6,857
	Northrim Bancorp Inc.	159,204	6,768
	Central Valley Community Bancorp	313,097	6,732
	First Bank	476,728	6,717
	Community Bankers Trust Corp.	586,753	6,671
	First Business Financial Services Inc.	228,040	6,547
	Colony Bankcorp Inc.	348,312	6,524
	Codorus Valley Bancorp Inc.	287,719	6,485
	Orrstown Financial Services Inc.	275,705	6,451
	ACNB Corp.	230,161	6,445
*	Professional Holding Corp. Class A	342,434	6,438
	Investar Holding Corp.	291,787	6,425
[1]	Farmers & Merchants Bancorp Inc.	286,153	6,410
	1st Constitution Bancorp	269,745	6,385
	Parke Bancorp Inc.	290,867	6,379
	BCB Bancorp Inc.	430,285	6,351
	Crawford & Co. Class B	708,247	6,346
	National Bankshares Inc.	173,594	6,303
*	BayCom Corp.	336,127	6,252
	Donegal Group Inc. Class A	429,838	6,228
	Independence Holding Co.	125,453	6,221
	Capital Bancorp Inc.	257,621	6,198
*	FVCBankcorp Inc.	305,180	6,101
	Richmond Mutual Bancorp Inc.	382,991	6,086
	Timberland Bancorp Inc.	208,423	6,034
	Macatawa Bank Corp.	746,157	5,992
	LCNB Corp.	335,339	5,915
	Bankwell Financial Group Inc.	197,686	5,818
*	Maiden Holdings Ltd.	1,833,912	5,795
	Territorial Bancorp Inc.	226,146	5,740
	Community Financial Corp.	155,233	5,723
*	Medallion Financial Corp.	726,775	5,698
*	Ocwen Financial Corp.	201,053	5,656
*	Safeguard Scientifics Inc.	629,461	5,590
	Meridian Corp.	194,641	5,580
	Marlin Business Services Corp.	249,004	5,535
	Greenhill & Co. Inc.	375,572	5,491
*	MainStreet Bancshares Inc.	228,373	5,479
	Tiptree Inc. Class A	546,507	5,476
*	Esquire Financial Holdings Inc.	190,555	5,461
*	Trean Insurance Group Inc.	522,258	5,405
	Bank of Princeton	179,848	5,403
[1]	Fidelity D&D Bancorp Inc.	106,956	5,394
	Silvercrest Asset Management Group Inc. Class A	343,544	5,352
	C&F Financial Corp.	99,227	5,270
*,1	Sunlight Financial Holdings Inc.	984,228	5,226
	Ames National Corp.	221,610	5,155
	Shore Bancshares Inc.	286,629	5,082
	Norwood Financial Corp.	197,002	5,065
	Unity Bancorp Inc.	216,027	5,055
*	Malvern Bancorp Inc.	290,263	4,932
[1]	AG Mortgage Investment Trust Inc.	426,408	4,874
*	Arlington Asset Investment Corp. Class A	1,310,218	4,848
	Evans Bancorp Inc.	126,321	4,838

		Shares	Market Value ($000)
*	Pioneer Bancorp Inc.	382,583	4,836
	Manning & Napier Inc. Class A	524,220	4,786
	Riverview Bancorp Inc.	658,180	4,785
	Heritage Insurance Holdings Inc.	698,957	4,760
*	NI Holdings Inc.	270,676	4,753
*	First Western Financial Inc.	163,419	4,738
	ESSA Bancorp Inc.	285,217	4,735
	ChoiceOne Financial Services Inc.	192,470	4,733
	First Savings Financial Group Inc.	165,226	4,646
	OP Bancorp	450,171	4,619
	Western New England Bancorp Inc.	541,360	4,618
[1]	Cherry Hill Mortgage Investment Corp.	510,083	4,530
*	Pacific Mercantile Bancorp	491,316	4,525
	Chemung Financial Corp.	98,140	4,446
*	Greenlight Capital Re Ltd. Class A	598,631	4,424
	William Penn Bancorp	361,850	4,418
	County Bancorp Inc.	120,866	4,406
	Virginia National Bankshares Corp.	121,135	4,378
	Penns Woods Bancorp Inc.	183,161	4,352
	Pzena Investment Management Inc. Class A	434,356	4,274
	Westwood Holdings Group Inc.	222,721	4,232
[1]	Ellington Residential Mortgage REIT	372,868	4,161
*	Midwest Holding Inc.	106,219	4,132
	Level One Bancorp Inc.	139,890	4,116
	Western Asset Mortgage Capital Corp.	1,575,362	4,112
*,1	BM Technologies Inc.	454,789	4,048
	Severn Bancorp Inc.	319,526	4,000
*	ACRES Commercial Realty Corp.	245,355	3,967
	HBT Financial Inc.	254,567	3,959
	Luther Burbank Corp.	293,171	3,931
[1]	First Capital Inc.	95,554	3,897
	First National Corp.	167,836	3,869
[1]	FNCB Bancorp Inc.	465,590	3,864
*	Republic First Bancorp Inc.	1,250,257	3,851
	Franklin Financial Services Corp.	117,076	3,787
	Plumas Bancorp	119,790	3,753
	First Community Corp.	186,158	3,714
[1]	Federal Agricultural Mortgage Corp. Class A	35,555	3,693
	First Financial Northwest Inc.	224,452	3,674
	First Northwest Bancorp	209,090	3,672
[1]	loanDepot Inc. Class A	538,648	3,647
	Eagle Bancorp Montana Inc.	162,001	3,624
	Citizens Community Bancorp Inc.	260,601	3,622
	Five Star Bancorp	147,908	3,541
	BankFinancial Corp.	308,169	3,538
	First United Corp.	188,149	3,500
	Nexpoint Real Estate Finance Inc.	177,897	3,465
	Summit State Bank	173,315	3,432
	Middlefield Banc Corp.	142,453	3,429
	Hawthorn Bancshares Inc.	147,849	3,424
	GAMCO Investors Inc. Class A	127,861	3,373
	Northeast Community Bancorp Inc.	302,155	3,290
*	Elevate Credit Inc.	793,543	3,277
*	California Bancorp	187,944	3,242
[1]	Greene County Bancorp Inc.	88,584	3,218
	Peoples Bancorp of North Carolina Inc.	113,193	3,214
*	HMN Financial Inc.	133,393	3,117
	CB Financial Services Inc.	132,867	3,060

		Shares	Market Value ($000)
	Provident Financial Holdings Inc.	178,916	3,056
	Sachem Capital Corp.	548,707	2,996
*	Broadway Financial Corp.	896,664	2,977
*	Velocity Financial Inc.	225,504	2,968
	Prudential Bancorp Inc.	194,113	2,962
	Lument Finance Trust Inc.	736,731	2,917
	Salisbury Bancorp Inc.	55,072	2,891
*	PDL Community Bancorp	195,247	2,833
	First Guaranty Bancshares Inc.	141,025	2,830
*,1	Finance of America Cos. Inc. Class A	553,466	2,740
	Bank7 Corp.	122,886	2,633
*	Consumer Portfolio Services Inc.	445,159	2,604
	SB Financial Group Inc.	143,308	2,594
	Union Bankshares Inc.	80,167	2,562
	United Security Bancshares	320,096	2,561
	Partners Bancorp	305,021	2,523
	Oak Valley Bancorp	141,787	2,520
[1]	Ohio Valley Banc Corp.	88,238	2,407
	Guild Holdings Co. Class A	171,244	2,356
	US Global Investors Inc. Class A	413,658	2,354
	Landmark Bancorp Inc.	82,223	2,277
*	SWK Holdings Corp.	121,684	2,211
	United Insurance Holdings Corp.	605,363	2,197
[1]	Auburn National Bancorp Inc.	59,246	2,014
*	Nicholas Financial Inc.	161,220	1,983
*	Heritage Global Inc.	1,010,347	1,980
*,1	TC Bancshares Inc.	141,522	1,978
	Angel Oak Mortgage Inc.	115,227	1,951
*	Riverview Financial Corp.	146,802	1,935
*	Sterling Bancorp Inc.	370,819	1,913
	Cortland Bancorp	67,202	1,869
*	Hallmark Financial Services Inc.	506,318	1,848
	Associated Capital Group Inc. Class A	48,920	1,830
*	Randolph Bancorp Inc.	84,355	1,820
[1]	Citizens Holding Co.	96,433	1,802
[1]	Cullman Bancorp Inc.	137,720	1,770
	Manhattan Bridge Capital Inc.	253,648	1,725
*	Security National Financial Corp. Class A	197,831	1,628
*	Kingsway Financial Services Inc.	297,127	1,592
*	Great Elm Group Inc.	700,231	1,590
*	Carver Bancorp Inc.	85,301	1,518
	CF Bankshares Inc.	72,966	1,492
	Sound Financial Bancorp Inc.	32,897	1,480
*	Bogota Financial Corp.	133,526	1,381
	AmeriServ Financial Inc.	345,360	1,350
	Kingstone Cos. Inc.	202,353	1,340
[1]	Hennessy Advisors Inc.	136,198	1,310
	Bank of South Carolina Corp.	62,499	1,257
*	Limestone Bancorp Inc.	65,804	1,183
	FedNat Holding Co.	439,008	1,084
[1]	CBM Bancorp Inc.	66,301	1,075
*	Rhinebeck Bancorp Inc.	95,620	1,042
	Crawford & Co. Class A	113,258	1,016
*	FFBW Inc.	69,309	822
	First US Bancshares Inc.	76,563	822
	Community West Bancshares	61,404	814
	IF Bancorp Inc.	32,786	743
	Emclaire Financial Corp.	27,251	722

		Shares	Market Value ($000)
	Elmira Savings Bank	52,130	694
*	Ashford Inc.	40,796	594
*	HV Bancorp Inc.	26,175	575
	United Bancshares Inc.	16,627	507
*	Affinity Bancshares Inc.	35,206	495
*	Patriot National Bancorp Inc.	41,397	434
*	Reliance Global Group Inc.	159,588	417
	Lake Shore Bancorp Inc.	25,679	385
	Pathfinder Bancorp Inc.	22,038	359
*	Impac Mortgage Holdings Inc.	244,016	344
*	Altisource Asset Management Corp.	15,386	342
	Old Point Financial Corp.	13,349	286
	Mid-Southern Bancorp Inc.	18,286	278
*	US Century Bank Class A	20,891	254
*,1,2	Contran Corp. CVR	204,224	196
*	FG Financial Group Inc.	34,257	173
	Atlantic American Corp.	36,081	151
	Oconee Federal Financial Corp.	5,811	135
	Value Line Inc.	2,241	77
*,2	First Eagle Private Credit LLC CVR	551,185	50
*	Village Bank & Trust Financial Corp.	793	41
	1895 Bancorp of Wisconsin Inc.	3,070	34
	Tremont Mortgage Trust	5,251	27
	Generations Bancorp NY Inc.	1,125	13
	Kentucky First Federal Bancorp	1,245	9
*,2	Frontier Financial Corp.	1	—
*,1,2	Contra Costa County Public Financing Authority CVR	400,874	—
			143,320,960
Health Care (13.0%)
	Johnson & Johnson	74,409,919	12,017,202
	UnitedHealth Group Inc.	26,650,128	10,413,271
	Pfizer Inc.	158,463,139	6,815,500
	Thermo Fisher Scientific Inc.	11,119,451	6,352,876
	Abbott Laboratories	50,109,501	5,919,435
	Eli Lilly & Co.	24,331,748	5,621,850
	Danaher Corp.	18,160,860	5,528,892
	AbbVie Inc.	49,941,559	5,387,196
	Merck & Co. Inc.	71,540,351	5,373,396
	Medtronic plc	38,010,319	4,764,593
*	Moderna Inc.	9,697,013	3,731,992
	Bristol-Myers Squibb Co.	62,796,640	3,715,677
	Amgen Inc.	16,044,789	3,411,924
*	Intuitive Surgical Inc.	3,360,707	3,341,047
	Zoetis Inc.	13,390,314	2,599,596
	Anthem Inc.	6,888,519	2,568,040
	Stryker Corp.	9,592,378	2,529,702
	Gilead Sciences Inc.	35,419,080	2,474,023
	Becton Dickinson & Co.	8,118,271	1,995,633
*	Edwards Lifesciences Corp.	17,615,235	1,994,221
	Cigna Corp.	9,608,744	1,923,286
*	Illumina Inc.	4,422,349	1,793,749
	HCA Healthcare Inc.	7,235,778	1,756,268
*	Boston Scientific Corp.	40,244,645	1,746,215
*	Regeneron Pharmaceuticals Inc.	2,822,854	1,708,335
*	IDEXX Laboratories Inc.	2,404,316	1,495,244
*	Dexcom Inc.	2,733,901	1,495,061
	Humana Inc.	3,629,371	1,412,370
*	Align Technology Inc.	2,121,193	1,411,505

		Shares	Market Value ($000)
	Agilent Technologies Inc.	8,567,225	1,349,595
*	Vertex Pharmaceuticals Inc.	7,328,716	1,329,356
*	IQVIA Holdings Inc.	5,415,126	1,297,139
*	Biogen Inc.	4,211,285	1,191,752
	Baxter International Inc.	14,134,454	1,136,834
*	Veeva Systems Inc. Class A	3,904,866	1,125,265
	ResMed Inc.	4,117,546	1,085,179
*	Centene Corp.	16,471,815	1,026,359
	West Pharmaceutical Services Inc.	2,090,257	887,398
	Zimmer Biomet Holdings Inc.	5,898,185	863,258
*	Laboratory Corp. of America Holdings	2,722,586	766,245
*	Horizon Therapeutics plc	6,383,674	699,268
*	Seagen Inc.	3,865,866	656,424
*	Catalent Inc.	4,811,986	640,331
*	Alnylam Pharmaceuticals Inc.	3,361,525	634,690
	Cerner Corp.	8,352,973	589,052
*	Charles River Laboratories International Inc.	1,426,290	588,587
	STERIS plc	2,819,005	575,866
*	Avantor Inc.	14,061,485	575,115
	Cooper Cos. Inc.	1,390,562	574,733
*	Insulet Corp.	1,947,551	553,552
	PerkinElmer Inc.	3,164,441	548,366
	Bio-Techne Corp.	1,103,950	534,941
*	Hologic Inc.	7,160,611	528,525
*	Teladoc Health Inc.	4,058,315	514,635
	Quest Diagnostics Inc.	3,446,581	500,823
	Teleflex Inc.	1,326,198	499,380
*	Exact Sciences Corp.	4,869,236	464,769
	Viatris Inc.	34,075,140	461,718
*	Molina Healthcare Inc.	1,645,768	446,513
*	Bio-Rad Laboratories Inc. Class A	592,626	442,069
*	Novavax Inc.	2,102,933	435,959
*	Repligen Corp.	1,473,349	425,783
	Cardinal Health Inc.	8,231,527	407,131
*	Elanco Animal Health Inc.	12,706,577	405,213
*	BioMarin Pharmaceutical Inc.	5,189,039	401,061
*	ABIOMED Inc.	1,214,945	395,489
*	Masimo Corp.	1,405,604	380,511
*	Incyte Corp.	5,307,070	365,020
	DENTSPLY SIRONA Inc.	6,194,933	359,616
	Royalty Pharma plc Class A	9,654,263	348,905
*	Guardant Health Inc.	2,725,806	340,753
*	10X Genomics Inc. Class A	2,311,449	336,501
*	Henry Schein Inc.	3,943,487	300,336
*	Novocure Ltd.	2,495,783	289,935
	Universal Health Services Inc. Class B	2,031,064	281,038
	Hill-Rom Holdings Inc.	1,863,980	279,597
*	Acceleron Pharma Inc.	1,553,845	267,417
*	Natera Inc.	2,390,200	266,364
*	Penumbra Inc.	984,955	262,490
*	Neurocrine Biosciences Inc.	2,686,631	257,675
*	Syneos Health Inc.	2,914,708	254,979
*	Intellia Therapeutics Inc.	1,871,376	251,045
	Organon & Co.	7,189,157	235,732
*	United Therapeutics Corp.	1,273,699	235,099
*	Mirati Therapeutics Inc.	1,314,289	232,511
	Bruker Corp.	2,768,111	216,189
*	Tandem Diabetes Care Inc.	1,786,805	213,309

		Shares	Market Value ($000)
*	Jazz Pharmaceuticals plc	1,632,942	212,625
	Encompass Health Corp.	2,828,852	212,277
*	DaVita Inc.	1,783,694	207,372
	Chemed Corp.	443,561	206,309
*	Tenet Healthcare Corp.	3,033,712	201,560
*	Sarepta Therapeutics Inc.	2,155,505	199,341
*	Shockwave Medical Inc.	946,753	194,917
*	Envista Holdings Corp.	4,569,089	191,034
*	Exelixis Inc.	8,911,913	188,398
*	PPD Inc.	3,976,318	186,052
*	Omnicell Inc.	1,223,757	181,642
	Perrigo Co. plc	3,798,100	179,764
*	Arrowhead Pharmaceuticals Inc.	2,811,751	175,538
*	STAAR Surgical Co.	1,335,539	171,657
*	Inspire Medical Systems Inc.	735,197	171,213
*	Blueprint Medicines Corp.	1,660,994	170,767
*	Globus Medical Inc. Class A	2,204,750	168,928
*	Invitae Corp.	5,847,898	166,256
*	Ultragenyx Pharmaceutical Inc.	1,825,436	164,636
*	Halozyme Therapeutics Inc.	4,033,632	164,088
*	Acadia Healthcare Co. Inc.	2,554,954	162,955
*	NeoGenomics Inc.	3,308,075	159,582
*	Medpace Holdings Inc.	816,731	154,591
*	HealthEquity Inc.	2,365,177	153,169
*	Maravai LifeSciences Holdings Inc. Class A	3,087,138	151,517
*	Quidel Corp.	1,003,252	141,609
*	Alkermes plc	4,564,470	140,768
*	Integra LifeSciences Holdings Corp.	2,047,289	140,198
*	Bridgebio Pharma Inc.	2,978,848	139,619
*	Amedisys Inc.	926,010	138,068
*	Pacific Biosciences of California Inc.	5,349,827	136,688
*	Fate Therapeutics Inc.	2,272,082	134,666
*	LHC Group Inc.	856,074	134,327
*	Twist Bioscience Corp.	1,249,526	133,662
*	ICU Medical Inc.	567,348	132,408
*	Neogen Corp.	3,038,299	131,953
*	Oak Street Health Inc.	3,073,031	130,696
	Premier Inc. Class A	3,311,120	128,339
*	Beam Therapeutics Inc.	1,409,772	122,664
*	Adaptive Biotechnologies Corp.	3,604,707	122,524
*	Denali Therapeutics Inc.	2,410,946	121,632
*	TG Therapeutics Inc.	3,613,806	120,267
*	Ionis Pharmaceuticals Inc.	3,409,577	114,357
*	Allakos Inc.	1,064,672	112,717
*,1	Doximity Inc. Class A	1,382,539	111,571
	Ensign Group Inc.	1,485,374	111,240
	Select Medical Holdings Corp.	3,050,806	110,348
*	Nevro Corp.	939,720	109,365
	CONMED Corp.	831,519	108,788
*	Merit Medical Systems Inc.	1,507,697	108,253
*	Progyny Inc.	1,899,573	106,376
*	Arena Pharmaceuticals Inc.	1,728,513	102,933
*	Haemonetics Corp.	1,456,272	102,798
*	Option Care Health Inc.	4,092,516	99,284
*	Vir Biotechnology Inc.	2,219,476	96,592
*	CareDx Inc.	1,478,592	93,698
*	Veracyte Inc.	2,007,385	93,243
*	Nektar Therapeutics	5,171,401	92,878

		Shares	Market Value ($000)
*	Apollo Medical Holdings Inc.	1,010,855	92,038
*	Arvinas Inc.	1,113,426	91,501
*	Iovance Biotherapeutics Inc.	3,702,694	91,308
*	Insmed Inc.	3,256,797	89,692
*	Certara Inc.	2,685,092	88,877
*	NuVasive Inc.	1,466,594	87,776
*	R1 RCM Inc.	3,941,073	86,743
*	AtriCure Inc.	1,232,277	85,705
*	Inovalon Holdings Inc. Class A	2,090,421	84,223
*	Integer Holdings Corp.	941,642	84,126
*	Kodiak Sciences Inc.	875,005	83,983
*	Phreesia Inc.	1,295,490	79,932
*	Prestige Consumer Healthcare Inc.	1,423,502	79,873
*	Cytokinetics Inc.	2,226,529	79,576
*	Editas Medicine Inc.	1,929,166	79,250
*	Intra-Cellular Therapies Inc.	2,094,657	78,089
*	Agios Pharmaceuticals Inc.	1,682,559	77,650
*	Karuna Therapeutics Inc.	631,291	77,226
*	Reata Pharmaceuticals Inc. Class A	758,751	76,338
*	Turning Point Therapeutics Inc.	1,128,228	74,948
*,1	GoodRx Holdings Inc. Class A	1,824,248	74,831
*	PTC Therapeutics Inc.	2,001,350	74,470
	Patterson Cos. Inc.	2,468,387	74,397
*	Heska Corp.	282,893	73,139
*	Sotera Health Co.	2,795,960	73,114
*	BioCryst Pharmaceuticals Inc.	5,072,244	72,888
*	Amicus Therapeutics Inc.	7,543,413	72,040
*,1	Celldex Therapeutics Inc.	1,307,304	70,581
*	Pacira BioSciences Inc.	1,249,395	69,966
*	Emergent BioSolutions Inc.	1,380,440	69,119
*	Axonics Inc.	1,057,600	68,839
*	Inari Medical Inc.	845,927	68,605
*	Evolent Health Inc. Class A	2,184,485	67,719
*,1	Cassava Sciences Inc.	1,087,724	67,526
*	Myriad Genetics Inc.	2,082,645	67,249
*	Sage Therapeutics Inc.	1,504,221	66,652
*	MEDNAX Inc.	2,341,980	66,582
*	ModivCare Inc.	360,574	65,487
*	Apellis Pharmaceuticals Inc.	1,981,164	65,299
*	Vericel Corp.	1,313,752	64,111
	Owens & Minor Inc.	2,028,211	63,463
*	Accolade Inc.	1,502,180	63,347
*	Magellan Health Inc.	669,940	63,343
*	Ligand Pharmaceuticals Inc.	452,874	63,094
*	Zentalis Pharmaceuticals Inc.	945,786	63,027
*,1	Sorrento Therapeutics Inc.	8,169,532	62,334
*	NanoString Technologies Inc.	1,285,159	61,700
*	Ortho Clinical Diagnostics Holdings plc	3,324,408	61,435
*	Health Catalyst Inc.	1,224,538	61,239
*	Outset Medical Inc.	1,231,490	60,885
*	Glaukos Corp.	1,247,341	60,084
*	1Life Healthcare Inc.	2,947,757	59,692
*	Corcept Therapeutics Inc.	2,999,296	59,026
*	agilon health Inc.	2,224,988	58,317
*	SpringWorks Therapeutics Inc.	910,446	57,759
*	Atea Pharmaceuticals Inc.	1,634,825	57,317
*	ACADIA Pharmaceuticals Inc.	3,427,613	56,933
*,1	Dynavax Technologies Corp.	2,908,989	55,882

		Shares	Market Value ($000)
*	Xencor Inc.	1,687,541	55,115
*	REVOLUTION Medicines Inc.	1,994,939	54,881
*	Revance Therapeutics Inc.	1,946,053	54,217
*,1	Sana Biotechnology Inc.	2,400,281	54,054
	Healthcare Services Group Inc.	2,139,512	53,466
*	Cortexyme Inc.	582,413	53,384
*	Multiplan Corp.	9,465,968	53,293
*	Allogene Therapeutics Inc.	2,015,140	51,789
*	Ironwood Pharmaceuticals Inc. Class A	3,956,647	51,674
*	CorVel Corp.	271,836	50,621
*	Kymera Therapeutics Inc.	855,953	50,279
*	Cano Health Inc.	3,960,451	50,219
*,1	C4 Therapeutics Inc.	1,103,637	49,310
*	Arcus Biosciences Inc.	1,413,752	49,298
*,1	Fulgent Genetics Inc.	539,982	48,571
*	Silk Road Medical Inc.	873,355	48,061
*	IVERIC bio Inc.	2,922,435	47,460
*	AdaptHealth Corp. Class A	2,015,726	46,946
*	Quanterix Corp.	938,758	46,741
*	Lantheus Holdings Inc.	1,817,934	46,685
*	iRhythm Technologies Inc.	784,629	45,948
*	Global Blood Therapeutics Inc.	1,777,168	45,282
*	Relay Therapeutics Inc.	1,431,813	45,145
*	REGENXBIO Inc.	1,048,589	43,957
*,1	Bionano Genomics Inc.	7,878,753	43,333
*	BioLife Solutions Inc.	1,023,571	43,318
*	American Well Corp. Class A	4,733,905	43,126
*	Avanos Medical Inc.	1,377,854	42,989
*,1	Kadmon Holdings Inc.	4,850,447	42,247
*,1	Inovio Pharmaceuticals Inc.	5,895,117	42,209
*,1	Clover Health Investments Corp.	5,695,536	42,090
*,1	Seer Inc. Class A	1,212,830	41,879
*	Cerevel Therapeutics Holdings Inc.	1,418,741	41,853
*	Community Health Systems Inc.	3,550,262	41,538
*	Travere Therapeutics Inc.	1,705,890	41,368
*,1	Butterfly Network Inc.	3,951,970	41,259
*	Harmony Biosciences Holdings Inc.	1,055,566	40,460
*	Joint Corp.	410,227	40,210
*,1	Ocugen Inc.	5,600,243	40,210
*	Castle Biosciences Inc.	600,583	39,939
	US Physical Therapy Inc.	360,270	39,846
*	Atara Biotherapeutics Inc.	2,222,030	39,774
*	Codexis Inc.	1,704,372	39,644
*,1	Nuvation Bio Inc.	3,987,248	39,633
*	Dicerna Pharmaceuticals Inc.	1,963,234	39,579
*	Surgery Partners Inc.	930,189	39,384
*	Deciphera Pharmaceuticals Inc.	1,154,287	39,223
*	Supernus Pharmaceuticals Inc.	1,434,135	38,248
*,1	OPKO Health Inc.	10,462,674	38,189
*	ALX Oncology Holdings Inc.	510,292	37,690
*	Rocket Pharmaceuticals Inc.	1,257,506	37,587
*	RadNet Inc.	1,267,120	37,139
*,1	Anavex Life Sciences Corp.	2,059,399	36,966
*	Bluebird Bio Inc.	1,930,376	36,889
*	Avid Bioservices Inc.	1,698,511	36,637
*	Cardiovascular Systems Inc.	1,106,355	36,322
*	Addus HomeCare Corp.	453,045	36,130
*	Privia Health Group Inc.	1,510,186	35,580

		Shares	Market Value ($000)
*	OptimizeRx Corp.	414,729	35,480
*	Morphic Holding Inc.	625,763	35,443
*	Nurix Therapeutics Inc.	1,138,096	34,097
*	MacroGenics Inc.	1,607,336	33,658
*	Alector Inc.	1,472,196	33,596
*	Kura Oncology Inc.	1,787,261	33,475
*	Brookdale Senior Living Inc.	5,222,063	32,899
*	Coherus Biosciences Inc.	2,014,528	32,373
*	ViewRay Inc.	4,487,278	32,353
*,1	Senseonics Holdings Inc.	9,498,819	32,201
*	ImmunoGen Inc.	5,629,224	31,918
*	MaxCyte Inc.	2,549,425	31,128
*	Heron Therapeutics Inc.	2,877,534	30,761
*	Varex Imaging Corp.	1,087,319	30,662
*	Agenus Inc.	5,837,777	30,648
*	Enanta Pharmaceuticals Inc.	526,236	29,895
*	Arcturus Therapeutics Holdings Inc.	622,701	29,753
*	Aclaris Therapeutics Inc.	1,626,267	29,273
	LeMaitre Vascular Inc.	549,940	29,196
*	Innoviva Inc.	1,734,407	28,982
*	Sangamo Therapeutics Inc.	3,212,777	28,947
*	Y-mAbs Therapeutics Inc.	1,012,197	28,888
*,1	MannKind Corp.	6,626,428	28,825
*	Cerus Corp.	4,614,287	28,101
*,1	Hims & Hers Health Inc.	3,614,268	27,252
	Atrion Corp.	38,971	27,182
*	Tivity Health Inc.	1,175,118	27,098
*	Inogen Inc.	627,716	27,048
*	Adagio Therapeutics Inc.	628,955	26,567
*	Replimune Group Inc.	891,934	26,437
*	Axsome Therapeutics Inc.	801,008	26,401
*	AngioDynamics Inc.	1,015,351	26,338
*	Madrigal Pharmaceuticals Inc.	327,413	26,124
*,1	Vaxart Inc.	3,280,960	26,084
*	PMV Pharmaceuticals Inc.	874,595	26,063
*	Generation Bio Co.	1,038,040	26,024
*	Organogenesis Holdings Inc. Class A	1,822,151	25,947
*	Berkeley Lights Inc.	1,317,889	25,778
*	Scholar Rock Holding Corp.	777,180	25,662
*	Vanda Pharmaceuticals Inc.	1,492,015	25,573
*	Avidity Biosciences Inc.	1,033,675	25,459
*	ChemoCentryx Inc.	1,486,790	25,424
*	OrthoPediatrics Corp.	387,076	25,357
*	Pulmonx Corp.	701,681	25,246
*	Krystal Biotech Inc.	478,652	24,990
*,1	Sight Sciences Inc.	1,095,086	24,858
*,1	Olema Pharmaceuticals Inc.	901,674	24,850
*	Intersect ENT Inc.	912,558	24,822
	National HealthCare Corp.	354,136	24,782
*	Zogenix Inc.	1,602,455	24,341
*	FibroGen Inc.	2,360,853	24,128
*,1	Vaxcyte Inc.	945,299	23,982
*	Natus Medical Inc.	943,126	23,654
*	Tactile Systems Technology Inc.	529,820	23,550
*	Meridian Bioscience Inc.	1,218,824	23,450
*	OraSure Technologies Inc.	2,069,013	23,401
*	Syndax Pharmaceuticals Inc.	1,208,352	23,092
*	CryoLife Inc.	1,035,488	23,081

		Shares	Market Value ($000)
*,1	Omeros Corp.	1,670,368	23,034
*,1	Rubius Therapeutics Inc.	1,273,856	22,777
*	Triple-S Management Corp. Class B	640,278	22,647
*	Hanger Inc.	1,030,864	22,638
	National Research Corp.	528,184	22,274
*	Gossamer Bio Inc.	1,770,559	22,256
*	Allovir Inc.	887,208	22,233
*,1	ImmunityBio Inc.	2,231,711	21,737
*	Kronos Bio Inc.	1,024,764	21,479
*	Protagonist Therapeutics Inc.	1,209,773	21,437
*	Cutera Inc.	455,256	21,215
*,1	Definitive Healthcare Corp. Class A	493,847	21,151
*	NextGen Healthcare Inc.	1,489,696	21,005
*,1	DermTech Inc.	653,750	20,992
*	Forma Therapeutics Holdings Inc.	898,586	20,838
*	Orthofix Medical Inc.	546,150	20,819
*	HealthStream Inc.	721,597	20,623
*	Crinetics Pharmaceuticals Inc.	978,275	20,593
*,1	Recursion Pharmaceuticals Inc. Class A	893,760	20,565
*	BioAtla Inc.	698,234	20,556
*	Ocular Therapeutix Inc.	2,043,599	20,436
*	Fulcrum Therapeutics Inc.	724,042	20,425
*	TransMedics Group Inc.	615,958	20,382
*	Endo International plc	6,284,368	20,361
*	Arcutis Biotherapeutics Inc.	842,705	20,132
*	Pennant Group Inc.	716,304	20,121
*	Alphatec Holdings Inc.	1,639,019	19,980
*	Surmodics Inc.	359,263	19,975
*	Collegium Pharmaceutical Inc.	1,004,577	19,830
*	Sutro Biopharma Inc.	1,047,116	19,780
*	Amphastar Pharmaceuticals Inc.	1,030,931	19,598
*	Mersana Therapeutics Inc.	2,068,300	19,504
*	Phathom Pharmaceuticals Inc.	601,518	19,309
*	Curis Inc.	2,465,588	19,306
*,1	Verve Therapeutics Inc.	408,728	19,210
*	ORIC Pharmaceuticals Inc.	912,571	19,082
*	Praxis Precision Medicines Inc.	1,027,677	19,002
*	Ideaya Biosciences Inc.	743,490	18,952
*	Cara Therapeutics Inc.	1,217,737	18,814
*	Personalis Inc.	935,931	18,007
*	PetIQ Inc. Class A	717,400	17,913
*	Eagle Pharmaceuticals Inc.	320,887	17,899
*	RAPT Therapeutics Inc.	573,998	17,823
*	Rhythm Pharmaceuticals Inc.	1,356,639	17,718
*	SI-BONE Inc.	825,172	17,675
*	Amneal Pharmaceuticals Inc.	3,297,880	17,611
*	Rapid Micro Biosystems Inc. Class A	946,871	17,489
*	Agiliti Inc.	913,724	17,397
*	PAVmed Inc.	2,026,102	17,303
*	Rigel Pharmaceuticals Inc.	4,729,215	17,167
*	Anika Therapeutics Inc.	403,010	17,152
*	Apria Inc.	459,353	17,065
*,1	Cullinan Oncology Inc.	749,433	16,915
*	Shattuck Labs Inc.	827,177	16,858
*,1	SmileDirectClub Inc. Class A	3,163,758	16,831
*	Albireo Pharma Inc.	530,517	16,552
*	Tabula Rasa HealthCare Inc.	630,476	16,525
*	Radius Health Inc.	1,317,210	16,347

		Shares	Market Value ($000)
*	Acumen Pharmaceuticals Inc.	1,098,542	16,324
*,1	Clovis Oncology Inc.	3,614,488	16,121
*	Antares Pharma Inc.	4,351,165	15,838
*	Bioxcel Therapeutics Inc.	516,899	15,688
*,1	Applied Molecular Transport Inc.	600,950	15,547
*	Keros Therapeutics Inc.	390,860	15,462
*,1	LifeStance Health Group Inc.	1,064,072	15,429
*	Pliant Therapeutics Inc.	910,539	15,370
*	Catalyst Pharmaceuticals Inc.	2,856,715	15,141
*	SeaSpine Holdings Corp.	961,611	15,126
*	Verastem Inc.	4,883,469	15,041
*	Aerie Pharmaceuticals Inc.	1,313,899	14,978
*	AnaptysBio Inc.	546,413	14,819
*,1	PLx Pharma Inc.	765,283	14,770
*	Kinnate Biopharma Inc.	637,812	14,682
*,1	Erasca Inc.	690,612	14,655
*	Alpha Teknova Inc.	583,607	14,526
*,1	Treace Medical Concepts Inc.	538,783	14,493
*	Precision BioSciences Inc.	1,254,618	14,478
*	IGM Biosciences Inc.	219,867	14,458
*	Computer Programs & Systems Inc.	407,708	14,457
*	Relmada Therapeutics Inc.	543,400	14,243
*	Axogen Inc.	896,219	14,160
*,1	Fluidigm Corp.	2,130,529	14,040
*,1	VistaGen Therapeutics Inc.	5,100,470	13,975
*	4D Molecular Therapeutics Inc.	509,290	13,736
*,1	Zomedica Corp.	26,205,556	13,719
*	Aldeyra Therapeutics Inc.	1,544,522	13,561
*	Apyx Medical Corp.	978,829	13,557
*,1	Spero Therapeutics Inc.	732,740	13,490
*	Caribou Biosciences Inc.	564,508	13,475
*	Stoke Therapeutics Inc.	523,890	13,328
*	Precigen Inc.	2,658,286	13,265
*	Akero Therapeutics Inc.	583,758	13,047
*,1	G1 Therapeutics Inc.	966,777	12,974
*	Akebia Therapeutics Inc.	4,497,263	12,952
*,1	MiMedx Group Inc.	2,131,361	12,916
*	Chimerix Inc.	2,065,212	12,784
*	Alignment Healthcare Inc.	792,547	12,665
*,1	Gritstone bio Inc.	1,171,679	12,654
*	Seres Therapeutics Inc.	1,817,476	12,650
*	UFP Technologies Inc.	205,084	12,631
*	KalVista Pharmaceuticals Inc.	717,123	12,514
*,1	Aerovate Therapeutics Inc.	593,455	12,451
*	Cue Biopharma Inc.	849,812	12,382
	Phibro Animal Health Corp. Class A	573,970	12,363
*	Viking Therapeutics Inc.	1,955,989	12,284
*	Geron Corp.	8,897,347	12,189
*,1	CEL-SCI Corp.	1,105,741	12,152
*	Aligos Therapeutics Inc.	781,710	12,124
*	Passage Bio Inc.	1,216,778	12,119
*	Theravance Biopharma Inc.	1,627,130	12,041
*,1	Asensus Surgical Inc.	6,477,150	11,983
*	Epizyme Inc.	2,323,925	11,898
*	Avita Medical Inc.	667,144	11,822
*,1	908 Devices Inc.	359,257	11,683
*,1	Lyell Immunopharma Inc.	788,588	11,671
*	Dyne Therapeutics Inc.	717,872	11,658

		Shares	Market Value ($000)
*,1	Atossa Therapeutics Inc.	3,568,654	11,634
*,1	Vapotherm Inc.	516,739	11,508
	Utah Medical Products Inc.	122,003	11,327
*,1	Marinus Pharmaceuticals Inc.	994,884	11,322
*,1	Intercept Pharmaceuticals Inc.	756,439	11,233
*	Imago Biosciences Inc.	555,805	11,133
*	Altimmune Inc.	974,111	11,017
*,1	Prelude Therapeutics Inc.	349,357	10,917
*,1	Karyopharm Therapeutics Inc.	1,844,229	10,733
*,1	ZIOPHARM Oncology Inc.	5,818,626	10,590
*	Aeglea BioTherapeutics Inc.	1,313,193	10,440
*	Selecta Biosciences Inc.	2,489,999	10,358
*	Kezar Life Sciences Inc.	1,193,913	10,315
*	Aveanna Healthcare Holdings Inc.	1,284,692	10,303
*	Magenta Therapeutics Inc.	1,403,811	10,220
*	Arbutus Biopharma Corp.	2,329,783	9,995
*,1	Humanigen Inc.	1,681,597	9,972
*	ANI Pharmaceuticals Inc.	303,418	9,958
*	CytomX Therapeutics Inc.	1,942,344	9,887
*	Spectrum Pharmaceuticals Inc.	4,533,315	9,883
*,1	Esperion Therapeutics Inc.	799,726	9,637
*,1	PDS Biotechnology Corp.	646,702	9,636
*	Immunovant Inc.	1,106,965	9,620
*,1	Instil Bio Inc.	531,821	9,506
*	SQZ Biotechnologies Co.	657,841	9,486
*	iRadimed Corp.	282,152	9,477
*,1	Sema4 Holdings Corp.	1,248,015	9,472
*	Icosavax Inc.	319,965	9,468
*	Misonix Inc.	371,512	9,399
*,1	KemPharm Inc.	1,004,754	9,374
*	Homology Medicines Inc.	1,188,845	9,356
*	Nkarta Inc.	331,866	9,229
*	ClearPoint Neuro Inc.	513,797	9,120
*	Accuray Inc.	2,307,982	9,117
*	Flexion Therapeutics Inc.	1,492,256	9,103
*	Provention Bio Inc.	1,417,410	9,071
*,1	Pulse Biosciences Inc.	417,772	9,024
*	ChromaDex Corp.	1,436,860	9,009
*	Lexicon Pharmaceuticals Inc.	1,871,239	9,001
*	Annexon Inc.	482,981	8,988
*	SIGA Technologies Inc.	1,213,947	8,971
*	CVRx Inc.	541,546	8,957
*,1	Bolt Biotherapeutics Inc.	706,620	8,939
*	Sientra Inc.	1,548,567	8,873
*,1	NRX Pharmaceuticals Inc.	955,600	8,858
*	MEI Pharma Inc.	3,199,999	8,832
*	Signify Health Inc. Class A	492,163	8,795
*	BioDelivery Sciences International Inc.	2,434,363	8,788
*	Chinook Therapeutics Inc.	688,131	8,781
*	Inotiv Inc.	300,019	8,773
*	9 Meters Biopharma Inc.	6,731,767	8,751
*	Kiniksa Pharmaceuticals Ltd. Class A	764,861	8,712
*,1	Ampio Pharmaceuticals Inc.	5,245,712	8,708
*,1	Lineage Cell Therapeutics Inc.	3,437,197	8,662
*,1	Infinity Pharmaceuticals Inc.	2,515,451	8,603
*,1	Athira Pharma Inc.	888,898	8,338
*	Oncocyte Corp.	2,341,973	8,337
*	Mirum Pharmaceuticals Inc.	416,806	8,303

		Shares	Market Value ($000)
*	Clearside Biomedical Inc.	1,383,654	8,302
*	Durect Corp.	6,408,382	8,203
*,1	Athersys Inc.	5,995,623	7,974
*,1	Viracta Therapeutics Inc.	991,305	7,950
*,1	Leap Therapeutics Inc.	1,979,611	7,938
*	Cytek Biosciences Inc.	370,373	7,930
*	CytoSorbents Corp.	970,953	7,884
*	Applied Therapeutics Inc.	474,451	7,876
*	SomaLogic Inc.	630,000	7,806
*,1	Co-Diagnostics Inc.	800,651	7,790
*	Prometheus Biosciences Inc.	326,985	7,753
*	Puma Biotechnology Inc.	1,097,795	7,696
*	89bio Inc.	390,174	7,643
*,1	CTI BioPharma Corp.	2,572,729	7,590
*	Molecular Templates Inc.	1,130,895	7,588
	XBiotech Inc.	582,209	7,540
*	iCAD Inc.	693,870	7,459
*,1	Monte Rosa Therapeutics Inc.	332,183	7,401
*	InfuSystem Holdings Inc.	567,331	7,392
*,1	Cogent Biosciences Inc.	876,607	7,372
*,1	EyePoint Pharmaceuticals Inc.	702,993	7,325
*,1	TherapeuticsMD Inc.	9,826,043	7,285
*	Cymabay Therapeutics Inc.	1,980,663	7,229
*,1	Vor BioPharma Inc.	458,551	7,190
*,1	Bioventus Inc. Class A	507,460	7,186
*	Harvard Bioscience Inc.	1,025,294	7,157
*	Cardiff Oncology Inc.	1,068,099	7,114
*,1	MyMD Pharmaceuticals Inc.	986,327	7,102
*	NexImmune Inc.	468,008	7,086
*	Inhibrx Inc.	211,916	7,059
*	NGM Biopharmaceuticals Inc.	334,101	7,023
*	Akouos Inc.	600,316	6,970
*,1	Graphite Bio Inc.	419,006	6,867
*	Stereotaxis Inc.	1,270,118	6,833
*	PROCEPT BioRobotics Corp.	178,900	6,825
*	Conformis Inc.	5,125,262	6,817
*	Evolus Inc.	894,125	6,813
*,1	Seelos Therapeutics Inc.	2,822,580	6,802
*,1	Citius Pharmaceuticals Inc.	3,329,382	6,759
*	iTeos Therapeutics Inc.	249,983	6,750
*,1	Foghorn Therapeutics Inc.	484,011	6,742
*,1	Matinas BioPharma Holdings Inc.	5,178,119	6,732
*	Viemed Healthcare Inc.	1,206,994	6,699
*	Eiger BioPharmaceuticals Inc.	1,002,324	6,696
*,1	iBio Inc.	6,187,128	6,558
*	Neoleukin Therapeutics Inc.	904,526	6,540
*	Angion Biomedica Corp.	665,973	6,507
*,1	Janux Therapeutics Inc.	300,233	6,494
*	Poseida Therapeutics Inc.	888,597	6,478
*	aTyr Pharma Inc.	707,035	6,420
*	TCR2 Therapeutics Inc.	751,343	6,394
*	Syros Pharmaceuticals Inc.	1,427,515	6,381
*,1	AVEO Pharmaceuticals Inc.	1,031,672	6,376
*,1	Athenex Inc.	2,102,275	6,328
*,1	Tango Therapeutics Inc.	486,196	6,287
*	Jounce Therapeutics Inc.	840,116	6,242
*,1	Harrow Health Inc.	683,628	6,214
*	Tarsus Pharmaceuticals Inc.	287,428	6,194

		Shares	Market Value ($000)
*,1	Soliton Inc.	304,169	6,193
*,1	Zynex Inc.	541,739	6,170
*,1	Day One Biopharmaceuticals Inc.	257,336	6,107
*	Cabaletta Bio Inc.	497,920	6,055
*,1	Paratek Pharmaceuticals Inc.	1,241,872	6,035
*	Adicet Bio Inc.	757,510	5,939
*,1	Taysha Gene Therapies Inc.	318,766	5,935
*,1	Century Therapeutics Inc.	235,406	5,923
*	Harpoon Therapeutics Inc.	744,084	5,878
*,1	Outlook Therapeutics Inc.	2,689,724	5,837
*	Fortress Biotech Inc.	1,808,878	5,825
*,1	Evelo Biosciences Inc.	815,953	5,744
*	Design Therapeutics Inc.	389,835	5,727
*	Mustang Bio Inc.	2,112,015	5,681
*	Black Diamond Therapeutics Inc.	670,875	5,676
*	Edgewise Therapeutics Inc.	341,850	5,675
*	CareMax Inc.	586,530	5,666
*,1	Sensei Biotherapeutics Inc.	534,441	5,622
*,1	Tonix Pharmaceuticals Holding Corp.	9,333,159	5,610
*,1	Immunome Inc.	230,150	5,604
*,1	Frequency Therapeutics Inc.	793,072	5,599
*	Codiak Biosciences Inc.	342,320	5,590
*,2	PDL BioPharma Inc.	2,258,201	5,578
*	Checkpoint Therapeutics Inc.	1,682,839	5,553
*	Tenaya Therapeutics Inc.	266,469	5,503
*,1	Trevena Inc.	4,456,224	5,481
*	Adamas Pharmaceuticals Inc.	1,109,979	5,450
*	Immuneering Corp. Class A	204,733	5,436
*	Surface Oncology Inc.	716,684	5,425
*	Avrobio Inc.	967,934	5,401
*,1	XOMA Corp.	216,811	5,366
*,1	Silverback Therapeutics Inc.	536,038	5,350
*,1	Verrica Pharmaceuticals Inc.	426,172	5,327
*,1	Ikena Oncology Inc.	421,654	5,321
*	Nuvalent Inc. Class A	235,661	5,314
*	Inozyme Pharma Inc.	454,841	5,272
*	Acutus Medical Inc.	593,445	5,246
[1]	Forian Inc.	507,760	5,240
*,1	Accelerate Diagnostics Inc.	898,346	5,237
*,1	Oncternal Therapeutics Inc.	1,243,288	5,185
*	Adverum Biotechnologies Inc.	2,374,987	5,154
*	Viridian Therapeutics Inc.	310,742	5,112
*	Ovid therapeutics Inc.	1,516,725	5,096
*,1	Beyond Air Inc.	457,073	5,083
*,1	Inmune Bio Inc.	261,677	5,082
*,1	Retractable Technologies Inc.	457,818	5,050
*	CorMedix Inc.	1,073,491	4,992
*,1	Atreca Inc. Class A	797,857	4,971
*	Celcuity Inc.	273,679	4,926
*,1	Immunic Inc.	556,586	4,926
*	Castlight Health Inc. Class B	3,134,910	4,922
*,1	Actinium Pharmaceuticals Inc.	552,928	4,899
*	Invacare Corp.	1,023,221	4,871
*	Vincerx Pharma Inc.	296,680	4,797
*,1	Zynerba Pharmaceuticals Inc.	1,129,474	4,789
*,1	Clene Inc.	691,757	4,725
*	IntriCon Corp.	259,528	4,713
*,1	Aspira Women's Health Inc.	1,437,630	4,672

		Shares	Market Value ($000)
*,1	Annovis Bio Inc.	146,966	4,666
*	Elevation Oncology Inc.	596,067	4,643
*	Synlogic Inc.	1,521,748	4,641
*	Sierra Oncology Inc.	211,700	4,640
*,1	Galectin Therapeutics Inc.	1,189,409	4,615
*,1	Gemini Therapeutics Inc. Class A	1,135,189	4,586
*	Enzo Biochem Inc.	1,265,508	4,480
*	Rallybio Corp.	252,505	4,439
*	Anixa Biosciences Inc.	927,841	4,426
*	Neuronetics Inc.	671,591	4,406
*,1	Xeris Pharmaceuticals Inc.	1,779,958	4,361
*,1	Novan Inc.	533,970	4,347
*,1	MediciNova Inc.	1,146,273	4,344
*	TFF Pharmaceuticals Inc.	562,689	4,344
*,1	ContraFect Corp.	1,071,148	4,338
*	Oyster Point Pharma Inc.	360,953	4,277
*,1	Heat Biologics Inc.	705,534	4,198
*	Apollo Endosurgery Inc.	462,335	4,189
*	Oncorus Inc.	443,397	4,141
*,1	Astria Therapeutics Inc.	466,334	4,122
*,1	RxSight Inc.	322,619	4,088
*	Exagen Inc.	300,068	4,081
*	Calithera Biosciences Inc.	1,858,409	4,051
*	Avalo Therapeutics Inc.	1,844,625	4,021
*,1	Dyadic International Inc.	715,390	3,978
*	Convey Holding Parent Inc.	473,345	3,976
*,1	Adamis Pharmaceuticals Corp.	4,096,010	3,973
*	Savara Inc.	2,874,267	3,966
*,1	Corvus Pharmaceuticals Inc.	818,011	3,959
*	Equillium Inc.	570,835	3,893
*,1	Omega Therapeutics Inc.	206,410	3,891
*,1	Tricida Inc.	836,438	3,881
*,1	Sesen Bio Inc.	4,890,704	3,879
*,1	SELLAS Life Sciences Group Inc.	419,071	3,839
*,1	180 Life Sciences Corp.	706,110	3,820
*,1	GT Biopharma Inc.	566,766	3,820
*,1	Biomea Fusion Inc.	319,003	3,818
*,1	Tempest Therapeutics Inc.	263,661	3,815
*,1	ADMA Biologics Inc.	3,357,463	3,794
*	ATI Physical Therapy Inc.	991,206	3,767
*,1	Cyteir Therapeutics Inc.	213,864	3,753
*,1	T2 Biosystems Inc.	4,092,293	3,745
*	Innovage Holding Corp.	566,048	3,742
*,1	Decibel Therapeutics Inc.	483,353	3,727
*	Point Biopharma Global Inc. Class A	480,200	3,693
*,1	Kala Pharmaceuticals Inc.	1,407,086	3,687
*	Eargo Inc.	546,226	3,676
*,1	Quantum-Si Inc.	440,169	3,671
*	Summit Therapeutics Inc.	731,303	3,664
*,1	Rain Therapeutics Inc.	242,670	3,630
*,1	Alpine Immune Sciences Inc.	337,929	3,606
*,1	Ocuphire Pharma Inc.	700,009	3,605
*,1	PhaseBio Pharmaceuticals Inc.	1,156,526	3,597
*	Corbus Pharmaceuticals Holdings Inc.	3,521,570	3,592
*,1	Rani Therapeutics Holdings Inc. Class A	193,116	3,441
*	Catalyst Biosciences Inc.	826,502	3,397
*	NeuBase Therapeutics Inc.	936,373	3,380
*,1	Tyme Technologies Inc.	3,251,941	3,349

		Shares	Market Value ($000)
*	Singular Genomics Systems Inc.	297,324	3,327
*	Assembly Biosciences Inc.	953,473	3,318
*	X4 Pharmaceuticals Inc.	626,285	3,313
*	TScan Therapeutics Inc.	394,078	3,287
*,1	Humacyte Inc.	282,900	3,284
*	Solid Biosciences Inc.	1,370,035	3,274
*	Applied Genetic Technologies Corp.	1,084,366	3,264
*,1	AcelRx Pharmaceuticals Inc.	3,199,151	3,263
*	FONAR Corp.	210,580	3,256
*	Talkspace Inc.	890,682	3,251
*	Codex DNA Inc.	289,721	3,225
*	Surgalign Holdings Inc.	2,939,607	3,204
*,1	Evofem Biosciences Inc.	4,334,863	3,202
*	SOC Telemed Inc. Class A	1,411,966	3,191
*,1	Renovacor Inc.	350,632	3,173
*	Hepion Pharmaceuticals Inc.	2,070,833	3,168
*	scPharmaceuticals Inc.	473,934	3,152
*	BrainStorm Cell Therapeutics Inc.	951,371	3,140
*	F-star Therapeutics Inc.	427,852	3,132
*,1,3	NeuroMetrix Inc.	308,023	3,123
*,1	Genprex Inc.	1,144,222	3,067
*	Tela Bio Inc.	221,775	3,029
*	GlycoMimetics Inc.	1,369,767	3,000
*	Cidara Therapeutics Inc.	1,336,443	2,994
*	Talaris Therapeutics Inc.	220,050	2,984
*,1	Optinose Inc.	984,171	2,953
*	CASI Pharmaceuticals Inc.	2,466,927	2,936
*,1	Aquestive Therapeutics Inc.	668,552	2,915
*	Otonomy Inc.	1,513,558	2,906
*,1	Eton Pharmaceuticals Inc.	575,285	2,899
*,1	Greenwich Lifesciences Inc.	73,763	2,882
*,1	Ardelyx Inc.	2,182,904	2,881
*	SCYNEXIS Inc.	543,622	2,881
*,1	Aptinyx Inc. Class A	1,227,261	2,872
*,1	Kaleido Biosciences Inc.	524,178	2,862
*	Strongbridge Biopharma plc	1,399,363	2,855
*	Marker Therapeutics Inc.	1,668,739	2,820
*,1	Liquidia Corp.	1,020,773	2,817
*	Akoya Biosciences Inc.	201,629	2,815
*,1	Eloxx Pharmaceuticals Inc.	1,725,475	2,813
*	Biolase Inc.	4,390,729	2,807
*,1	Orgenesis Inc.	566,688	2,805
*,1	OpGen Inc.	968,530	2,789
*	Sio Gene Therapies Inc.	1,285,044	2,789
*,1	Impel Neuropharma Inc.	228,567	2,784
*,1	Abeona Therapeutics Inc.	2,478,609	2,776
*	Hookipa Pharma Inc.	470,973	2,774
*	Eledon Pharmaceuticals Inc.	447,798	2,767
*,1	Second Sight Medical Products Inc.	856,591	2,733
*	Cyclerion Therapeutics Inc.	887,224	2,724
*,1	Milestone Scientific Inc.	1,447,898	2,708
*,1	Palatin Technologies Inc.	6,085,329	2,695
*	Lannett Co. Inc.	890,245	2,671
*,1	Galera Therapeutics Inc.	328,358	2,660
*	UNITY Biotechnology Inc.	886,329	2,659
*	AIM ImmunoTech Inc.	1,311,599	2,649
*,1	Jaguar Health Inc.	1,164,170	2,643
*,1	Agile Therapeutics Inc.	2,744,682	2,638

		Shares	Market Value ($000)
*	Vera Therapeutics Inc. Class A	151,985	2,637
*	Terns Pharmaceuticals Inc.	252,424	2,630
*	Yumanity Therapeutics Inc.	253,447	2,616
*,1	Lipocine Inc.	2,398,282	2,614
*	Concert Pharmaceuticals Inc.	797,343	2,607
*	NeuroPace Inc.	164,000	2,599
*	Voyager Therapeutics Inc.	976,336	2,568
*	Processa Pharmaceuticals Inc.	299,657	2,568
*	Champions Oncology Inc.	248,111	2,533
*,1	BioSig Technologies Inc.	833,444	2,484
*	IRIDEX Corp.	322,982	2,474
*,1	Aprea Therapeutics Inc.	482,446	2,465
*	NextCure Inc.	362,876	2,446
*	Landos Biopharma Inc.	167,023	2,439
*,1	Cocrystal Pharma Inc.	2,296,304	2,411
*	Repro-Med Systems Inc.	842,318	2,401
*	Satsuma Pharmaceuticals Inc.	511,816	2,385
*	Larimar Therapeutics Inc.	205,344	2,368
*,1	Capricor Therapeutics Inc.	587,714	2,363
*,1	Aadi Bioscience Inc.	80,141	2,354
*	Five Star Senior Living Inc.	537,058	2,352
*,1	Genocea Biosciences Inc.	1,214,942	2,333
*	Recro Pharma Inc.	1,130,309	2,328
*	Surrozen Inc.	328,269	2,324
*,1	Dare Bioscience Inc.	1,365,957	2,281
*	Pro-Dex Inc.	87,881	2,279
*	IsoRay Inc.	3,609,244	2,277
*	Aileron Therapeutics Inc.	2,231,531	2,276
*	Oragenics Inc.	3,556,869	2,258
*,1	Onconova Therapeutics Inc.	586,842	2,248
*,1	Celsion Corp.	2,428,865	2,245
*	Avinger Inc.	2,983,044	2,219
*,1	Caladrius Biosciences Inc.	1,775,055	2,166
*,1	Ontrak Inc.	215,767	2,166
*	Opiant Pharmaceuticals Inc.	83,664	2,154
*,1	Myomo Inc.	180,412	2,145
*,1	La Jolla Pharmaceutical Co.	537,084	2,143
*,1	Advaxis Inc.	4,102,475	2,139
*,1	Lucira Health Inc.	279,138	2,121
*	Sanara Medtech Inc.	61,749	2,102
*,1	VYNE Therapeutics Inc.	1,479,066	2,056
*	Eyenovia Inc.	418,903	2,053
*,1	Venus Concept Inc.	813,187	2,041
*	DiaMedica Therapeutics Inc.	506,271	2,030
*	CareCloud Inc.	266,292	2,029
*	Minerva Neurosciences Inc.	1,156,640	2,013
*	Electromed Inc.	185,812	2,010
*	LENSAR Inc.	255,116	2,008
*	Biodesix Inc.	240,520	1,977
*,1	Exicure Inc.	1,640,265	1,968
*	Protara Therapeutics Inc.	284,301	1,967
*,1	ENDRA Life Sciences Inc.	1,135,615	1,965
*	ElectroCore Inc.	1,693,367	1,913
*	cbdMD Inc.	910,106	1,893
*	Precipio Inc.	662,055	1,867
*	LogicBio Therapeutics Inc.	404,761	1,854
*,1	Zosano Pharma Corp.	2,568,875	1,849
*,1	Biomerica Inc.	406,226	1,828

		Shares	Market Value ($000)
*,1	Absci Corp.	156,472	1,820
*	Axcella Health Inc.	600,853	1,791
*	Merrimack Pharmaceuticals Inc.	369,998	1,787
*	Talis Biomedical Corp.	285,570	1,785
*	Lumos Pharma Inc.	187,322	1,781
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/24	2,021,007	1,778
*,1	Adial Pharmaceuticals Inc.	413,497	1,774
*	Lantern Pharma Inc.	157,813	1,764
*	Biocept Inc.	432,578	1,735
*,1	Reviva Pharmaceuticals Holdings Inc.	423,980	1,726
*,1	Aytu BioPharma Inc.	595,596	1,715
*,1	Predictive Oncology Inc.	1,281,279	1,704
*,1	Moleculin Biotech Inc.	561,527	1,685
*	Bright Health Group Inc.	203,739	1,662
*	IMARA Inc.	403,870	1,648
*	Capital Senior Living Corp.	46,517	1,638
*,1	Organovo Holdings Inc.	237,956	1,618
*	Reneo Pharmaceuticals Inc.	214,913	1,601
*	Tracon Pharmaceuticals Inc.	406,424	1,573
*,1	enVVeno Medical Corp.	151,302	1,571
*	Diffusion Pharmaceuticals Inc.	3,008,350	1,533
*	Lyra Therapeutics Inc.	167,443	1,530
*	NeuroBo Pharmaceuticals Inc.	409,413	1,523
*,1	Delcath Systems Inc.	141,651	1,479
*	Eliem Therapeutics Inc.	81,034	1,457
*	NantHealth Inc.	894,058	1,439
*	Psychemedics Corp.	165,415	1,406
*	Vyant Bio Inc.	600,669	1,400
*,1	Chembio Diagnostics Inc.	547,386	1,368
*,1	Brickell Biotech Inc.	1,853,966	1,335
*,1	Cohbar Inc.	1,381,105	1,326
*,1	Spruce Biosciences Inc.	219,817	1,321
*,1	Aethlon Medical Inc.	342,003	1,320
*,1	Baudax Bio Inc.	2,337,257	1,318
*	Longboard Pharmaceuticals Inc.	147,827	1,317
*	Odonate Therapeutics Inc.	449,600	1,308
*	Aravive Inc.	350,260	1,303
*,1	Achieve Life Sciences Inc.	153,187	1,302
*,1	Allena Pharmaceuticals Inc.	1,432,742	1,293
*,1	Soligenix Inc.	1,217,959	1,291
*	Sigilon Therapeutics Inc.	226,019	1,277
*,1	Regulus Therapeutics Inc.	1,847,824	1,276
*,1	Rockwell Medical Inc.	2,138,698	1,275
*	Metacrine Inc.	368,353	1,263
*,1	Vivos Therapeutics Inc.	306,079	1,237
*,1	PolarityTE Inc.	1,866,000	1,207
*	Virpax Pharmaceuticals Inc.	247,037	1,186
*	Cyclacel Pharmaceuticals Inc.	220,333	1,161
*,1	Pulmatrix Inc.	1,418,189	1,134
*,1	Checkmate Pharmaceuticals Inc.	285,440	1,133
*,1	Assertio Holdings Inc.	1,244,049	1,127
*	Cellectar Biosciences Inc.	1,204,554	1,114
*	Soleno Therapeutics Inc.	1,201,052	1,110
*,1	Salarius Pharmaceuticals Inc.	1,085,219	1,107
*,1	Graybug Vision Inc.	328,531	1,091
*,1	Microbot Medical Inc.	152,765	1,074
*	Sensus Healthcare Inc.	297,679	1,072
*,1	Windtree Therapeutics Inc.	516,220	1,063

		Shares	Market Value ($000)
*	Plus Therapeutics Inc.	553,702	1,058
*,1	Vaccinex Inc.	480,726	1,038
*	Aptevo Therapeutics Inc.	66,176	1,022
*	Sonnet BioTherapeutics Holdings Inc.	1,620,560	982
*	Ekso Bionics Holdings Inc.	210,514	973
*,1	HTG Molecular Diagnostics Inc.	170,349	973
*	Strata Skin Sciences Inc.	526,219	968
*,1	Bellicum Pharmaceuticals Inc.	330,424	965
*,1	Rezolute Inc.	130,000	965
*,1	Evoke Pharma Inc.	739,706	962
*,1	vTv Therapeutics Inc. Class A	625,032	956
*	Entasis Therapeutics Holdings Inc.	283,152	946
*,1	OncoSec Medical Inc.	435,534	928
*	Warby Parker Inc. Class A	17,319	919
*	BioCardia Inc.	290,342	912
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*,1	Forte Biosciences Inc.	304,501	901
*	Bellerophon Therapeutics Inc.	219,538	891
*,1	NanoViricides Inc.	190,642	885
*,1	Kiromic BioPharma Inc.	281,953	866
*	BioVie Inc. Class A	126,527	852
*,1	Acorda Therapeutics Inc.	183,484	844
*	Progenity Inc.	550,477	837
*,1	Qualigen Therapeutics Inc.	637,185	828
*,1	Timber Pharmaceuticals Inc.	902,107	821
*,1	Inhibikase Therapeutics Inc.	424,359	806
*,1	Idera Pharmaceuticals Inc.	779,068	802
*	Navidea Biopharmaceuticals Inc.	450,277	788
*,1	SiNtx Technologies Inc.	594,838	761
*	Cumberland Pharmaceuticals Inc.	280,820	758
*	Imac Holdings Inc.	508,049	752
*	Helius Medical Technologies Inc.	53,162	746
*,1	ARCA biopharma Inc.	251,085	743
*	ImmuCell Corp.	79,043	730
*	GeoVax Labs Inc.	165,070	713
*	Virios Therapeutics Inc.	127,068	672
*	Sera Prognostics Inc. Class A	59,349	659
*,1	Hoth Therapeutics Inc.	550,481	655
*	Cyclo Therapeutics Inc.	97,038	655
*	Candel Therapeutics Inc.	59,385	644
*	TRxADE HEALTH Inc.	128,731	638
*	Kintara Therapeutics Inc.	734,958	632
*,1	CNS Pharmaceuticals Inc.	421,966	629
*	Movano Inc.	174,449	628
*,1	Bio-Path Holdings Inc.	121,084	621
*	Enveric Biosciences Inc.	298,856	619
*	TransCode Therapeutics Inc.	200,117	598
	Indaptus Therapeutics Inc.	75,841	594
*,1	First Wave BioPharma Inc.	210,625	592
*	INVO BioScience Inc.	173,424	560
*	Daxor Corp.	47,328	553
*	Artelo Biosciences Inc.	678,172	536
*	Histogen Inc.	699,522	530
*	Thorne HealthTech Inc.	60,918	527
*,1	Palisade Bio Inc.	196,415	520
*	Armata Pharmaceuticals Inc.	143,069	518
*,1	Cue Health Inc.	43,191	510
*	Novo Integrated Sciences Inc.	255,940	479

		Shares	Market Value ($000)
*	Nephros Inc.	53,956	473
*	IN8bio Inc.	68,157	470
*,1	Avenue Therapeutics Inc.	314,396	468
*,1	Panbela Therapeutics Inc.	196,590	427
*,1	AgeX Therapeutics Inc.	426,190	401
*,1	Nuwellis Inc.	170,751	376
*	Longeveron Inc. Class A	103,000	364
*	Kadmon Holdings Inc. Warrants Exp. 9/28/22	169,257	363
*,1	ThermoGenesis Holdings Inc.	182,545	360
*	Alimera Sciences Inc.	83,422	355
*	Tenax Therapeutics Inc.	178,455	316
*	Aziyo Biologics Inc. Class A	42,872	303
*	Aridis Pharmaceuticals Inc.	82,174	302
*	Phio Pharmaceuticals Corp.	141,542	286
*	Acer Therapeutics Inc.	108,596	277
*,1	Finch Therapeutics Group Inc.	21,299	277
*	Monopar Therapeutics Inc.	52,392	254
*,2	Aduro Biotech Inc. CVR	415,255	249
*	Titan Pharmaceuticals Inc.	131,533	246
*	Jupiter Wellness Inc.	167,999	237
*,1	RA Medical Systems Inc.	70,816	222
*	Werewolf Therapeutics Inc.	12,078	207
*,1	EyeGate Pharmaceuticals Inc.	84,490	190
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*	Capital Senior Living Corp. Rights Exp. 10/18/21	46,445	150
*,1	Aditxt Inc.	78,745	133
*,2	Proteostasis Therapeutics Inc. CVR	1,195,732	129
*,1	American Shared Hospital Services	36,338	100
	Petros Pharmaceuticals Inc.	43,424	87
*	NovaBay Pharmaceuticals Inc.	111,492	72
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	67
*	Lixte Biotechnology Holdings Inc.	25,995	54
*	Trevi Therapeutics Inc.	32,341	44
*	Geron Corp. Warrants Exp. 12/31/25	1,202,419	42
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*,2	Elanco Animal Health Inc. CVR	575,457	15
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	61,021	4
*	Sonoma Pharmaceuticals Inc.	384	2
*	Allied Healthcare Products Inc.	74	1
*	InVivo Therapeutics Holdings Corp.	825	1
*	NanoVibronix Inc.	537	1
*	Statera Biopharma Inc.	542	1
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Biosante Pharmaceutical Inc. CVR	253,823	—
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	—
*	Advaxis Inc. Warrants Exp. 9/11/24	157,660	—
*,2	Lantheus Holdings Inc. CVR	2,319,511	—
*	Viveve Medical Inc.	220	—
*,1,2	Aerpio Pharmaceuticals Inc. CVR	1,201,352	—
			163,437,513
Industrials (13.3%)
	Visa Inc. Class A	47,477,759	10,575,671
	Mastercard Inc. Class A	24,898,048	8,656,553
*	PayPal Holdings Inc.	33,211,493	8,641,963
	Accenture plc Class A	17,925,931	5,734,864
	Honeywell International Inc.	19,506,085	4,140,752

		Shares	Market Value ($000)
	United Parcel Service Inc. Class B	20,580,243	3,747,662
	Raytheon Technologies Corp.	42,600,419	3,661,932
*	Boeing Co.	16,564,428	3,643,180
	Union Pacific Corp.	18,426,613	3,611,800
	General Electric Co.	31,018,598	3,195,846
	Caterpillar Inc.	15,472,242	2,970,206
	3M Co.	16,349,255	2,867,986
	American Express Co.	16,839,020	2,821,041
*	Square Inc. Class A	11,232,483	2,693,999
	Deere & Co.	7,885,631	2,642,238
	Automatic Data Processing Inc.	11,958,864	2,390,816
	Lockheed Martin Corp.	6,649,283	2,294,668
	Fidelity National Information Services Inc.	17,453,993	2,123,802
	Capital One Financial Corp.	12,604,252	2,041,511
	CSX Corp.	63,668,281	1,893,495
	Sherwin-Williams Co.	6,698,313	1,873,719
*	Fiserv Inc.	16,839,778	1,827,116
	Eaton Corp. plc	11,261,698	1,681,484
	Norfolk Southern Corp.	6,971,706	1,667,981
	Illinois Tool Works Inc.	8,010,674	1,655,246
	Emerson Electric Co.	16,887,454	1,590,798
	FedEx Corp.	6,767,908	1,484,135
	Northrop Grumman Corp.	4,069,849	1,465,756
	Johnson Controls International plc	20,132,088	1,370,593
	General Dynamics Corp.	6,706,939	1,314,761
	Global Payments Inc.	8,297,144	1,307,464
	Carrier Global Corp.	24,512,419	1,268,763
	L3Harris Technologies Inc.	5,673,664	1,249,568
	IHS Markit Ltd.	10,136,950	1,182,171
	Trane Technologies plc	6,713,743	1,159,128
	Paychex Inc.	9,152,660	1,029,217
	Parker-Hannifin Corp.	3,645,439	1,019,338
	DuPont de Nemours Inc.	14,781,405	1,004,988
	Otis Worldwide Corp.	12,060,131	992,308
	Rockwell Automation Inc.	3,279,123	964,193
	PPG Industries Inc.	6,706,157	959,048
	Cintas Corp.	2,471,534	940,814
*	TransDigm Group Inc.	1,481,656	925,398
	Verisk Analytics Inc.	4,556,123	912,455
	Cummins Inc.	4,059,325	911,562
*	Mettler-Toledo International Inc.	653,098	899,551
	Equifax Inc.	3,442,563	872,414
*	Keysight Technologies Inc.	5,199,200	854,177
	Old Dominion Freight Line Inc.	2,940,062	840,799
	Ball Corp.	9,236,400	830,999
	AMETEK Inc.	6,523,729	809,008
	Stanley Black & Decker Inc.	4,601,974	806,772
	Synchrony Financial	16,102,334	787,082
*	Zebra Technologies Corp. Class A	1,508,145	777,328
	PACCAR Inc.	9,805,694	773,865
*	Generac Holdings Inc.	1,782,228	728,343
*	Bill.com Holdings Inc.	2,716,311	725,119
*	United Rentals Inc.	2,045,403	717,793
	Kansas City Southern	2,570,112	695,575
	Fortive Corp.	9,614,004	678,460
	Dover Corp.	4,062,697	631,749
	Xylem Inc.	5,085,239	628,942
*	Waters Corp.	1,733,619	619,422

		Shares	Market Value ($000)
*	FleetCor Technologies Inc.	2,333,547	609,686
	TransUnion	5,404,003	606,924
	Vulcan Materials Co.	3,562,977	602,713
	Martin Marietta Materials Inc.	1,763,011	602,386
*	Trimble Inc.	7,100,283	583,998
	Expeditors International of Washington Inc.	4,795,625	571,303
*	Ingersoll Rand Inc.	11,268,683	568,054
*	Teledyne Technologies Inc.	1,314,883	564,847
	WW Grainger Inc.	1,247,047	490,164
	Jacobs Engineering Group Inc.	3,670,472	486,448
	Quanta Services Inc.	3,930,165	447,331
	IDEX Corp.	2,150,897	445,128
	Textron Inc.	6,326,324	441,641
	Westinghouse Air Brake Technologies Corp.	5,056,386	435,911
	JB Hunt Transport Services Inc.	2,372,028	396,651
	Masco Corp.	6,982,830	387,896
	Cognex Corp.	4,727,141	379,211
	Westrock Co.	7,561,155	376,772
	Crown Holdings Inc.	3,711,069	374,002
*	Affirm Holdings Inc. Class A	3,129,569	372,826
	Packaging Corp. of America	2,678,789	368,173
	Nordson Corp.	1,482,749	353,117
	Fortune Brands Home & Security Inc.	3,889,030	347,757
	Jack Henry & Associates Inc.	2,090,263	342,929
	Howmet Aerospace Inc.	10,911,858	340,450
	Pentair plc	4,670,677	339,231
	Graco Inc.	4,799,178	335,798
	Allegion plc	2,528,825	334,260
*	Trex Co. Inc.	3,246,752	330,941
	HEICO Corp. Class A	2,786,974	330,061
*	Axon Enterprise Inc.	1,857,846	325,160
	CH Robinson Worldwide Inc.	3,712,789	323,013
	Snap-on Inc.	1,519,593	317,519
*	Paylocity Holding Corp.	1,085,865	304,477
*	Builders FirstSource Inc.	5,876,569	304,054
*	Fair Isaac Corp.	759,872	302,376
	Booz Allen Hamilton Holding Corp. Class A	3,802,632	301,739
	Robert Half International Inc.	3,000,151	301,005
	Toro Co.	3,007,521	292,963
	Carlisle Cos. Inc.	1,468,654	291,954
	RPM International Inc.	3,671,263	285,074
	Hubbell Inc. Class B	1,541,660	278,532
	Lennox International Inc.	943,562	277,568
*	Mohawk Industries Inc.	1,559,517	276,658
*	Middleby Corp.	1,579,230	269,275
*	AECOM	4,063,883	256,634
*	GXO Logistics Inc.	3,239,936	254,141
	Genpact Ltd.	5,317,794	252,648
	Owens Corning	2,901,033	248,038
	Watsco Inc.	933,783	247,098
*	Sensata Technologies Holding plc	4,489,052	245,641
	MKS Instruments Inc.	1,573,487	237,455
*	Berry Global Group Inc.	3,829,332	233,130
	Sealed Air Corp.	4,233,847	231,972
	Western Union Co.	11,439,870	231,314
	A O Smith Corp.	3,763,318	229,826
	Tetra Tech Inc.	1,517,526	226,627
*	WEX Inc.	1,264,699	222,764

		Shares	Market Value ($000)
	AptarGroup Inc.	1,859,151	221,890
*	XPO Logistics Inc.	2,765,676	220,092
	Huntington Ingalls Industries Inc.	1,133,702	218,873
	Lincoln Electric Holdings Inc.	1,689,725	217,620
	Knight-Swift Transportation Holdings Inc. Class A	4,230,295	216,380
	AGCO Corp.	1,711,990	209,770
	ITT Inc.	2,442,094	209,629
	Brunswick Corp.	2,182,191	207,897
*	Rexnord Corp.	3,231,283	207,739
	Donaldson Co. Inc.	3,521,451	202,166
	Oshkosh Corp.	1,949,731	199,594
*	Chart Industries Inc.	1,032,230	197,269
	Woodward Inc.	1,715,745	194,222
*	WillScot Mobile Mini Holdings Corp.	6,039,222	191,564
	Littelfuse Inc.	698,669	190,925
*	Axalta Coating Systems Ltd.	6,504,913	189,878
*	TopBuild Corp.	925,080	189,466
*	Colfax Corp.	4,121,275	189,167
*	Euronet Worldwide Inc.	1,426,579	181,575
*	Saia Inc.	749,120	178,313
	Acuity Brands Inc.	1,014,688	175,916
*	Coherent Inc.	696,565	174,204
	EMCOR Group Inc.	1,509,521	174,169
	Regal Beloit Corp.	1,154,932	173,632
	Landstar System Inc.	1,089,807	171,993
	MDU Resources Group Inc.	5,729,213	169,986
	Exponent Inc.	1,469,818	166,310
	Louisiana-Pacific Corp.	2,698,557	165,610
	Graphic Packaging Holding Co.	8,690,276	165,463
	Sonoco Products Co.	2,767,778	164,904
	ManpowerGroup Inc.	1,520,734	164,665
*	WESCO International Inc.	1,425,617	164,402
	Vontier Corp.	4,794,459	161,094
*	ASGN Inc.	1,404,978	158,959
	Eagle Materials Inc.	1,180,163	154,790
*	AMN Healthcare Services Inc.	1,347,596	154,637
	nVent Electric plc	4,762,384	153,968
	MSA Safety Inc.	1,044,758	152,221
	Advanced Drainage Systems Inc.	1,394,886	150,885
	Curtiss-Wright Corp.	1,167,047	147,258
	BWX Technologies Inc.	2,704,624	145,671
	Maximus Inc.	1,745,894	145,258
*	MasTec Inc.	1,585,217	136,773
	Alliance Data Systems Corp.	1,343,827	135,579
	Valmont Industries Inc.	568,957	133,773
	Crane Co.	1,409,578	133,642
	Spirit AeroSystems Holdings Inc. Class A	3,001,600	132,641
	Simpson Manufacturing Co. Inc.	1,235,061	132,114
	Watts Water Technologies Inc. Class A	782,442	131,521
*	FTI Consulting Inc.	971,522	130,864
*,1	Virgin Galactic Holdings Inc.	5,107,558	129,221
	Flowserve Corp.	3,704,993	128,452
	Armstrong World Industries Inc.	1,335,896	127,538
	John Bean Technologies Corp.	902,648	126,867
	Air Lease Corp. Class A	3,078,396	121,104
	Ryder System Inc.	1,460,413	120,791
*,1	TuSimple Holdings Inc. Class A	3,141,266	116,635
*	Herc Holdings Inc.	706,217	115,438

		Shares	Market Value ($000)
	Insperity Inc.	1,035,205	114,639
	Korn Ferry	1,579,687	114,306
*	Atkore Inc.	1,296,839	112,721
*	AZEK Co. Inc. Class A	3,082,047	112,587
*	ExlService Holdings Inc.	885,260	108,993
*	TriNet Group Inc.	1,129,494	106,828
*,4	API Group Corp.	5,220,791	106,243
	Allison Transmission Holdings Inc.	2,994,532	105,767
*	Summit Materials Inc. Class A	3,301,442	105,547
*	Shift4 Payments Inc. Class A	1,333,026	103,336
	Altra Industrial Motion Corp.	1,846,899	102,226
	MSC Industrial Direct Co. Inc. Class A	1,266,253	101,541
*	Resideo Technologies Inc.	4,092,268	101,447
*	ACI Worldwide Inc.	3,298,410	101,360
	Triton International Ltd.	1,925,650	100,211
	Matson Inc.	1,226,290	98,974
*	Itron Inc.	1,279,709	96,784
	Applied Industrial Technologies Inc.	1,070,985	96,528
	HB Fuller Co.	1,481,947	95,674
	EVERTEC Inc.	2,056,723	94,033
	Aerojet Rocketdyne Holdings Inc.	2,132,440	92,868
	UniFirst Corp.	435,533	92,603
	EnerSys	1,220,068	90,822
	GATX Corp.	1,002,079	89,746
	Brink's Co.	1,414,664	89,548
	Franklin Electric Co. Inc.	1,115,462	89,070
	Silgan Holdings Inc.	2,319,851	88,989
	ABM Industries Inc.	1,918,569	86,355
	Macquarie Infrastructure Holdings LLC	2,117,587	85,889
	SPX FLOW Inc.	1,165,978	85,233
*	Vicor Corp.	632,108	84,804
	Badger Meter Inc.	836,306	84,584
*	Welbilt Inc.	3,631,645	84,399
*	Kirby Corp.	1,714,600	82,232
*	CryoPort Inc.	1,232,854	81,997
	HEICO Corp.	619,369	81,676
	Kennametal Inc.	2,385,488	81,655
*	Alight Inc. Class A	6,985,324	80,192
	Terex Corp.	1,893,069	79,698
	Hillenbrand Inc.	1,846,297	78,745
*	Kratos Defense & Security Solutions Inc.	3,511,642	78,345
	AAON Inc.	1,197,316	78,233
*	Mercury Systems Inc.	1,603,238	76,026
*	Beacon Roofing Supply Inc.	1,588,450	75,864
*	Green Dot Corp. Class A	1,473,717	74,172
	Belden Inc.	1,270,541	74,022
	Installed Building Products Inc.	681,269	72,998
	Werner Enterprises Inc.	1,635,235	72,392
*	Masonite International Corp.	673,197	71,446
	Comfort Systems USA Inc.	986,192	70,335
*	JELD-WEN Holding Inc.	2,803,227	70,165
*	Bloom Energy Corp. Class A	3,701,972	69,301
	Helios Technologies Inc.	833,670	68,453
	Mueller Water Products Inc. Class A	4,487,930	68,306
	Albany International Corp. Class A	872,410	67,062
	Otter Tail Corp.	1,192,988	66,772
	Brady Corp. Class A	1,314,753	66,658
*	Atlas Air Worldwide Holdings Inc.	814,279	66,510

		Shares	Market Value ($000)
	Federal Signal Corp.	1,716,859	66,305
*	SPX Corp.	1,230,197	65,754
	Trinity Industries Inc.	2,418,028	65,698
	Kadant Inc.	321,762	65,672
*	Gibraltar Industries Inc.	933,494	65,018
*	Fluor Corp.	4,046,445	64,622
*	O-I Glass Inc.	4,512,545	64,394
	Moog Inc. Class A	841,957	64,182
*	Verra Mobility Corp. Class A	4,155,507	62,623
	Forward Air Corp.	752,673	62,487
*	Hub Group Inc. Class A	904,876	62,210
*	Allegheny Technologies Inc.	3,650,765	60,712
*,1	Nikola Corp.	5,665,912	60,455
*	Dycom Industries Inc.	834,663	59,461
	ManTech International Corp. Class A	778,133	59,076
*	Raven Industries Inc.	1,013,226	58,372
	Barnes Group Inc.	1,377,195	57,470
*	AeroVironment Inc.	664,461	57,356
	CSW Industrials Inc.	436,563	55,749
	ArcBest Corp.	679,531	55,565
	Greif Inc. Class A	859,606	55,531
	Maxar Technologies Inc.	1,946,931	55,137
	ESCO Technologies Inc.	708,098	54,524
	Patrick Industries Inc.	637,648	53,116
*	Proto Labs Inc.	792,094	52,753
	Encore Wire Corp.	548,682	52,032
	EnPro Industries Inc.	592,176	51,590
	Granite Construction Inc.	1,290,078	51,023
*	Repay Holdings Corp. Class A	2,205,061	50,783
*	GMS Inc.	1,140,670	49,961
	McGrath RentCorp	686,307	49,380
	TTEC Holdings Inc.	523,583	48,971
*	Ferro Corp.	2,346,091	47,719
*	MYR Group Inc.	472,659	47,030
*	Gates Industrial Corp. plc	2,868,103	46,664
	Lindsay Corp.	303,974	46,140
*	CBIZ Inc.	1,411,455	45,646
	ICF International Inc.	507,428	45,308
*	OSI Systems Inc.	469,293	44,489
	Deluxe Corp.	1,211,236	43,471
*	Air Transport Services Group Inc.	1,676,136	43,261
	Alamo Group Inc.	309,965	43,249
*	Montrose Environmental Group Inc.	688,975	42,537
	Mesa Laboratories Inc.	136,443	41,255
*	Aspen Aerogels Inc.	889,585	40,930
*	Meritor Inc.	1,903,763	40,569
*	TriMas Corp.	1,246,597	40,340
*,1	Marqeta Inc. Class A	1,801,635	39,852
*	Danimer Scientific Inc.	2,367,089	38,678
	Greenbrier Cos. Inc.	884,259	38,014
	Tennant Co.	513,143	37,947
	Griffon Corp.	1,499,406	36,885
	Shyft Group Inc.	951,174	36,154
	Columbus McKinnon Corp.	744,242	35,984
*,1	Cimpress plc	412,954	35,857
	Enerpac Tool Group Corp. Class A	1,729,358	35,850
*	ZipRecruiter Inc. Class A	1,296,331	35,779
*	Veritiv Corp.	395,834	35,451

		Shares	Market Value ($000)
*	Echo Global Logistics Inc.	742,593	35,429
*	NV5 Global Inc.	359,082	35,395
	AZZ Inc.	660,628	35,145
	Primoris Services Corp.	1,434,631	35,134
	ADT Inc.	4,328,928	35,021
	Pitney Bowes Inc.	4,718,006	34,017
*	Huron Consulting Group Inc.	648,437	33,719
	Schneider National Inc. Class B	1,479,368	33,641
*	FARO Technologies Inc.	502,067	33,041
	Astec Industries Inc.	613,495	33,012
*	Ranpak Holdings Corp. Class A	1,210,144	32,456
	Kforce Inc.	539,552	32,179
*,1	Desktop Metal Inc. Class A	4,470,219	32,051
*	Triumph Group Inc.	1,718,096	32,008
	Standex International Corp.	322,577	31,906
*	American Woodmark Corp.	479,116	31,320
*	Evo Payments Inc. Class A	1,315,577	31,153
	H&E Equipment Services Inc.	880,918	30,577
*	Construction Partners Inc. Class A	915,632	30,555
*	PGT Innovations Inc.	1,597,117	30,505
*	AAR Corp.	936,180	30,360
*,1	BTRS Holdings Inc.	2,849,754	30,321
*	Lydall Inc.	488,175	30,311
*	CoreCivic Inc.	3,381,421	30,095
*	Conduent Inc.	4,498,244	29,643
*,1	Latch Inc.	2,612,889	29,447
*	Core & Main Inc. Class A	1,114,825	29,220
*,1	Hyliion Holdings Corp.	3,470,871	29,155
*	Hayward Holdings Inc.	1,298,947	28,889
*	TaskUS Inc. Class A	430,849	28,595
*	TrueBlue Inc.	1,020,143	27,625
*	Donnelley Financial Solutions Inc.	792,190	27,426
	Kaman Corp.	765,990	27,323
*,1	PureCycle Technologies Inc.	2,014,673	26,755
	Apogee Enterprises Inc.	692,096	26,134
*	Energy Recovery Inc.	1,360,160	25,884
*	Great Lakes Dredge & Dock Corp.	1,711,873	25,832
	CAI International Inc.	454,347	25,403
	Marten Transport Ltd.	1,602,651	25,146
*,1	Workhorse Group Inc.	3,133,035	23,968
	Heidrick & Struggles International Inc.	533,602	23,815
*	Cornerstone Building Brands Inc.	1,605,084	23,450
	International Seaways Inc.	1,285,615	23,424
	Douglas Dynamics Inc.	634,783	23,043
*	GreenSky Inc. Class A	1,984,884	22,191
	Chase Corp.	215,971	22,061
*	Cross Country Healthcare Inc.	1,020,283	21,671
	Heartland Express Inc.	1,344,478	21,539
	Gorman-Rupp Co.	598,602	21,436
*	Paya Holdings Inc. Class A	1,971,842	21,434
*	BrightView Holdings Inc.	1,451,820	21,429
	Myers Industries Inc.	1,065,507	20,852
	Wabash National Corp.	1,377,870	20,847
	Quanex Building Products Corp.	957,769	20,506
*	SP Plus Corp.	661,969	20,303
*	Manitowoc Co. Inc.	940,097	20,137
	CRA International Inc.	202,075	20,074
*,1	Skillsoft Corp.	1,716,308	20,064

		Shares	Market Value ($000)
*	Forterra Inc.	837,252	19,726
*,1	Joby Aviation Inc.	1,945,492	19,572
	Insteel Industries Inc.	513,750	19,548
*,1	CS Disco Inc.	406,857	19,505
*	Advantage Solutions Inc.	2,238,787	19,366
*	CIRCOR International Inc.	566,991	18,716
*	International Money Express Inc.	1,120,562	18,713
	Argan Inc.	426,064	18,606
	Kelly Services Inc. Class A	976,805	18,442
*	Payoneer Global Inc.	2,154,984	18,425
*	Napco Security Technologies Inc.	422,350	18,195
*	Cantaloupe Inc.	1,644,430	17,727
*,1	Blade Air Mobility Inc.	1,651,127	17,172
*	Sterling Construction Co. Inc.	749,941	17,001
*	First Advantage Corp.	867,912	16,534
*	Thermon Group Holdings Inc.	953,598	16,507
*,1	Custom Truck One Source Inc.	1,765,933	16,476
*	Hillman Solutions Corp.	1,367,386	16,313
*	Forrester Research Inc.	324,949	16,007
*	DXP Enterprises Inc.	538,082	15,911
*,1	Velodyne Lidar Inc.	2,674,553	15,833
	REV Group Inc.	921,391	15,811
	Barrett Business Services Inc.	207,053	15,790
*	Vectrus Inc.	313,401	15,758
	Cass Information Systems Inc.	373,142	15,616
*	Ducommun Inc.	309,211	15,569
*	Franklin Covey Co.	380,476	15,520
*	Modine Manufacturing Co.	1,334,736	15,123
*,1	View Inc.	2,746,803	14,888
*	Tutor Perini Corp.	1,130,991	14,680
	Hyster-Yale Materials Handling Inc.	286,189	14,384
*	Titan Machinery Inc.	551,435	14,288
	Resources Connection Inc.	902,571	14,243
*,1	Eagle Bulk Shipping Inc.	281,439	14,190
	Ennis Inc.	752,668	14,188
	VSE Corp.	291,690	14,051
*	Transcat Inc.	214,147	13,808
*,1	Eos Energy Enterprises Inc.	952,083	13,358
*	Daseke Inc.	1,403,530	12,927
*,1	Infrastructure & Energy Alternatives Inc.	1,129,398	12,909
*	BlueLinx Holdings Inc.	261,903	12,802
	Pactiv Evergreen Inc.	995,704	12,466
	National Presto Industries Inc.	150,324	12,339
*	Flywire Corp.	271,499	11,903
*	ExOne Co.	500,936	11,712
	Miller Industries Inc.	333,410	11,349
*	Willdan Group Inc.	317,838	11,312
*	Vivint Smart Home Inc.	1,177,262	11,125
	Allied Motion Technologies Inc.	350,059	10,950
*	Vishay Precision Group Inc.	310,624	10,800
*,1	Rekor Systems Inc.	898,788	10,327
*	IES Holdings Inc.	224,892	10,275
*	Titan International Inc.	1,428,612	10,229
*	Atlanticus Holdings Corp.	192,645	10,222
*	PAE Inc.	1,705,897	10,201
*	Sterling Check Corp.	390,939	10,149
*	RR Donnelley & Sons Co.	1,933,490	9,938
*	Covenant Logistics Group Inc. Class A	347,282	9,602

		Shares	Market Value ($000)
*	ShotSpotter Inc.	263,256	9,575
*	Blue Bird Corp.	456,065	9,514
*	Babcock & Wilcox Enterprises Inc.	1,474,570	9,452
*,1	Lightning eMotors Inc.	1,102,993	9,431
*	Atlas Technical Consultants Inc. Class A	925,453	9,412
*	Luna Innovations Inc.	969,472	9,210
*	Astronics Corp.	651,357	9,158
[1]	Perella Weinberg Partners	689,931	9,142
*	Acacia Research Corp.	1,326,115	9,004
	Kronos Worldwide Inc.	719,527	8,929
*	I3 Verticals Inc. Class A	360,140	8,719
*,1	Byrna Technologies Inc.	395,547	8,647
*,1	Katapult Holdings Inc.	1,546,643	8,398
*,1	Agrify Corp.	446,960	8,287
	Information Services Group Inc.	1,133,767	8,140
*	Yellow Corp.	1,412,625	7,981
*	Spire Global Inc.	608,500	7,624
*	Radiant Logistics Inc.	1,187,022	7,585
	Park Aerospace Corp.	544,107	7,443
*	GP Strategies Corp.	357,495	7,400
*	Commercial Vehicle Group Inc.	764,193	7,229
*,1	Paymentus Holdings Inc. Class A	284,135	7,001
*	Iteris Inc.	1,234,100	6,516
*	DHI Group Inc.	1,366,809	6,506
	Powell Industries Inc.	264,237	6,492
*	Lawson Products Inc.	129,478	6,475
*	Select Interior Concepts Inc. Class A	445,419	6,423
*	Concrete Pumping Holdings Inc.	737,042	6,294
	Park-Ohio Holdings Corp.	239,809	6,120
	United States Lime & Minerals Inc.	50,549	6,106
*	Performant Financial Corp.	1,516,169	6,004
*	CECO Environmental Corp.	843,032	5,935
*	US Xpress Enterprises Inc. Class A	673,748	5,814
*,1	Electric Last Mile Solutions I	776,115	5,735
	LSI Industries Inc.	728,530	5,646
*	PFSweb Inc.	436,705	5,633
*,1	INNOVATE Corp.	1,371,804	5,624
*,1	Berkshire Grey Inc.	780,453	5,487
	Hurco Cos. Inc.	168,308	5,430
*,1	Momentus Inc.	511,729	5,424
*	Mistras Group Inc.	526,942	5,354
*,1	Xos Inc.	1,155,900	5,352
*	PAM Transportation Services Inc.	114,003	5,128
*,1	AgEagle Aerial Systems Inc.	1,557,699	4,689
	Preformed Line Products Co.	71,945	4,679
*	Karat Packaging Inc.	219,264	4,611
*,1	Redwire Corp.	472,800	4,553
*,1	CPI Card Group Inc.	129,785	4,506
*	Mayville Engineering Co. Inc.	239,605	4,505
*,1	Overseas Shipholding Group Inc. Class A	2,149,896	4,472
*	Horizon Global Corp.	627,480	4,411
*,1	AerSale Corp.	258,792	4,399
*	Orion Group Holdings Inc.	803,756	4,372
*	L B Foster Co. Class A	272,546	4,222
*,1	Orbital Energy Group Inc.	1,336,549	4,117
	BGSF Inc.	308,880	3,951
	Graham Corp.	318,552	3,950
*	Quad/Graphics Inc.	927,674	3,943

		Shares	Market Value ($000)
	HireQuest Inc.	203,425	3,932
*	ServiceSource International Inc.	2,901,469	3,917
*,1	Wrap Technologies Inc.	640,701	3,838
*,1	EVI Industries Inc.	135,563	3,687
*	Manitex International Inc.	508,485	3,651
*,1	AEye Inc.	662,400	3,623
*	Twin Disc Inc.	326,824	3,484
*	StarTek Inc.	630,627	3,475
*,1	MICT Inc.	2,234,989	3,464
*,1	Energous Corp.	1,661,196	3,455
*	Gencor Industries Inc.	310,490	3,446
*,1	IZEA Worldwide Inc.	1,752,080	3,364
*	Target Hospitality Corp.	877,991	3,275
*,1	Ault Global Holdings Inc.	1,337,693	3,251
*	Orion Energy Systems Inc.	832,365	3,238
*	Huttig Building Products Inc.	594,167	3,161
*	Usio Inc.	533,573	3,159
*	Hudson Technologies Inc.	885,055	3,124
*	Paysign Inc.	1,121,069	3,027
*	USA Truck Inc.	196,954	3,009
	Universal Logistics Holdings Inc.	148,761	2,987
	ARC Document Solutions Inc.	1,010,004	2,980
*	Hill International Inc.	1,410,112	2,919
*	VirTra Inc.	262,879	2,666
*	Team Inc.	847,688	2,552
	Greif Inc. Class B	37,673	2,441
*	DLH Holdings Corp.	198,282	2,439
*	Core Molding Technologies Inc.	209,461	2,411
*	Frequency Electronics Inc.	228,179	2,373
*	Willis Lease Finance Corp.	61,251	2,278
*	Ultralife Corp.	320,851	2,268
*,1	Alpha Pro Tech Ltd.	331,541	2,231
*	AIkido Pharma Inc.	2,685,084	2,212
	Innovative Solutions & Support Inc.	297,872	2,130
*	Research Solutions Inc.	822,175	2,129
*	RF Industries Ltd.	249,088	2,010
*	Williams Industrial Services Group Inc.	468,703	2,000
*,1	GreenBox POS	238,485	1,977
*	Armstrong Flooring Inc.	588,752	1,843
*	Document Security Systems Inc.	1,373,943	1,772
*,1	Mechanical Technology Inc.	214,527	1,721
*,1	ENGlobal Corp.	639,421	1,707
*,1	Coda Octopus Group Inc.	183,570	1,645
*	Volt Information Sciences Inc.	458,889	1,629
*,1	FreightCar America Inc.	345,280	1,564
*,1	Digital Ally Inc.	1,260,808	1,526
*	Limbach Holdings Inc.	230,117	1,523
*,1	GEE Group Inc.	3,039,188	1,411
*	LS Starrett Co. Class A	110,899	1,385
*	RCM Technologies Inc.	227,673	1,384
*,1	Odyssey Marine Exploration Inc.	195,463	1,368
*	Astrotech Corp.	1,252,495	1,315
*,1	LightPath Technologies Inc. Class A	592,317	1,262
*	CPI Aerostructures Inc.	436,753	1,201
*,1	Toughbuilt Industries Inc.	2,317,542	1,188
*	ClearSign Technologies Corp.	588,394	1,177
*,1	Broadwind Inc.	453,583	1,175
*	Hudson Global Inc.	66,317	1,054

		Shares	Market Value ($000)
*	Smith-Midland Corp.	72,965	1,012
*	Bowman Consulting Group Ltd.	70,500	969
*,1	Net Element Inc.	117,454	968
*,1	Applied DNA Sciences Inc.	178,430	962
*	Sypris Solutions Inc.	260,226	929
*	Air T Inc.	32,860	908
*	Legalzoom.com Inc.	33,951	896
*,1	Polar Power Inc.	161,430	894
*,1	Fuel Tech Inc.	509,027	886
*	Air Industries Group	747,738	800
*	Ballantyne Strong Inc.	226,990	697
*,1	Lightbridge Corp.	137,633	670
*	Wireless Telecom Group Inc.	306,310	634
	Autoscope Technologies Corp.	79,282	587
	Where Food Comes From Inc.	42,404	584
	Espey Manufacturing & Electronics Corp.	36,520	531
*,1	Bio-key International Inc.	138,179	486
	Taitron Components Inc. Class A	126,100	485
*	AmpliTech Group Inc.	132,700	475
*,1	OLB Group Inc.	109,700	439
*	Cemtrex Inc.	375,912	436
*	Jewett-Cameron Trading Co. Ltd.	32,960	388
	Pioneer Power Solutions Inc.	107,157	356
*,1	ALJ Regional Holdings Inc.	281,950	299
*,1	SG Blocks Inc.	55,805	182
*,1	Staffing 360 Solutions Inc.	89,436	174
*,1	Energy Focus Inc.	48,431	151
*	P&F Industries Inc. Class A	19,462	129
*,1	ShiftPixy Inc.	114,467	127
*	Remitly Global Inc.	3,469	127
*	LGL Group Inc.	9,030	125
*	TOMI Environmental Solutions Inc.	58,422	80
*	Servotronics Inc.	5,014	58
*	Schmitt Industries Inc.	5,191	22
*	LGL Group Inc. Warrants Exp. 12/16/25	2,391	2
	Patriot Transportation Holding Inc.	48	1
*	SIFCO Industries Inc.	97	1
*	Socket Mobile Inc.	138	1
*	Taylor Devices Inc.	64	1
*,2	Patriot National Inc.	129,819	—
*	Eagle Bulk Shipping Inc. Warrants Exp. 10/15/21	1	—
			167,151,812
Real Estate (3.5%)
	American Tower Corp.	12,862,872	3,413,935
	Prologis Inc.	20,902,909	2,621,852
	Crown Castle International Corp.	12,214,440	2,117,007
	Equinix Inc.	2,536,158	2,003,895
	Public Storage	4,209,481	1,250,637
	Simon Property Group Inc.	9,284,684	1,206,730
	Digital Realty Trust Inc.	7,994,733	1,154,839
	SBA Communications Corp.	3,094,157	1,022,835
	Welltower Inc.	11,939,985	983,855
*	CoStar Group Inc.	11,170,771	961,357
*	CBRE Group Inc. Class A	9,022,979	878,477
	AvalonBay Communities Inc.	3,941,662	873,630
	Alexandria Real Estate Equities Inc.	4,299,213	821,451
	Equity Residential	10,044,552	812,805
	Weyerhaeuser Co.	21,171,643	753,075

		Shares	Market Value ($000)
	Realty Income Corp.	10,993,969	713,069
	Extra Space Storage Inc.	3,783,777	635,637
	Invitation Homes Inc.	16,257,067	623,133
	Ventas Inc.	11,127,289	614,338
	Mid-America Apartment Communities Inc.	3,274,534	611,519
	Sun Communities Inc.	3,268,407	604,982
	Essex Property Trust Inc.	1,836,459	587,189
	Duke Realty Corp.	10,710,571	512,715
	Healthpeak Properties Inc.	15,192,389	508,641
	VICI Properties Inc.	17,318,047	492,006
	UDR Inc.	8,369,215	443,401
	Boston Properties Inc.	3,959,786	429,043
	Camden Property Trust	2,836,486	418,297
	WP Carey Inc.	5,326,594	389,054
	Equity LifeStyle Properties Inc.	4,661,716	364,080
	Kimco Realty Corp.	17,327,141	359,538
	Iron Mountain Inc.	8,203,053	356,423
*	Jones Lang LaSalle Inc.	1,435,405	356,110
	Medical Properties Trust Inc.	16,791,835	337,012
*	Host Hotels & Resorts Inc.	20,249,226	330,670
	Regency Centers Corp.	4,780,963	321,902
	American Homes 4 Rent Class A	7,774,376	296,359
	VEREIT Inc.	6,441,467	291,348
	Gaming & Leisure Properties Inc.	6,282,044	290,984
*,1	Opendoor Technologies Inc.	13,733,767	281,954
	Lamar Advertising Co. Class A	2,463,642	279,500
	CubeSmart	5,679,061	275,151
*	Zillow Group Inc. Class C	3,087,408	272,124
	CyrusOne Inc.	3,510,288	271,731
	Federal Realty Investment Trust	2,205,891	260,273
	Life Storage Inc.	2,208,736	253,430
*	Zillow Group Inc. Class A	2,856,835	253,058
	Rexford Industrial Realty Inc.	3,870,340	219,642
	STORE Capital Corp.	6,857,397	219,642
	Kilroy Realty Corp.	3,309,191	219,102
	Vornado Realty Trust	5,172,765	217,308
	Apartment Income REIT Corp.	4,429,498	216,204
	Americold Realty Trust	7,377,885	214,328
	National Retail Properties Inc.	4,923,291	212,637
	Omega Healthcare Investors Inc.	6,756,576	202,427
	EastGroup Properties Inc.	1,148,046	191,299
	American Campus Communities Inc.	3,922,639	190,052
	First Industrial Realty Trust Inc.	3,617,046	188,376
	Healthcare Trust of America Inc. Class A	6,225,269	184,641
	Brixmor Property Group Inc.	8,319,828	183,951
	STAG Industrial Inc.	4,600,526	180,571
	CoreSite Realty Corp.	1,249,369	173,088
	Cousins Properties Inc.	4,230,309	157,748
	Innovative Industrial Properties Inc.	682,327	157,734
	Spirit Realty Capital Inc.	3,336,658	153,620
	Douglas Emmett Inc.	4,747,429	150,066
	Rayonier Inc.	4,029,981	143,790
*	Redfin Corp.	2,806,170	140,589
	SL Green Realty Corp.	1,906,076	135,026
	Highwoods Properties Inc.	2,967,923	130,173
	Agree Realty Corp.	1,951,513	129,249
*	Ryman Hospitality Properties Inc.	1,491,068	124,802
*	Park Hotels & Resorts Inc.	6,403,556	122,564

		Shares	Market Value ($000)
	Healthcare Realty Trust Inc.	4,102,027	122,158
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,231,220	119,326
	National Storage Affiliates Trust	2,255,695	119,078
	Terreno Realty Corp.	1,788,418	113,082
	Hudson Pacific Properties Inc.	4,301,879	113,010
	Physicians Realty Trust	6,209,892	109,418
	Broadstone Net Lease Inc.	4,293,146	106,513
	JBG SMITH Properties	3,557,351	105,333
	EPR Properties	2,124,892	104,927
	Outfront Media Inc.	4,140,304	104,336
*	Howard Hughes Corp.	1,177,951	103,436
	Lexington Realty Trust	7,822,138	99,732
	Macerich Co.	5,758,432	96,223
	Apple Hospitality REIT Inc.	6,081,383	95,660
	PotlatchDeltic Corp.	1,814,400	93,587
	Essential Properties Realty Trust Inc.	3,333,416	93,069
	Sabra Health Care REIT Inc.	6,278,632	92,421
	PS Business Parks Inc.	584,774	91,657
	Corporate Office Properties Trust	3,204,339	86,453
*	Equity Commonwealth	3,272,558	85,021
	Pebblebrook Hotel Trust	3,740,935	83,834
*	DigitalBridge Group Inc.	13,864,164	83,601
	Uniti Group Inc.	6,712,419	83,033
	Retail Properties of America Inc. Class A	6,177,306	79,564
	SITE Centers Corp.	5,069,676	78,276
*	Cushman & Wakefield plc	4,135,805	76,967
*	Sunstone Hotel Investors Inc.	6,206,054	74,100
	eXp World Holdings Inc.	1,850,168	73,581
	Kennedy-Wilson Holdings Inc.	3,414,774	71,437
[1]	Independence Realty Trust Inc.	3,492,762	71,078
	RLJ Lodging Trust	4,717,295	70,099
	Brandywine Realty Trust	4,916,012	65,973
	National Health Investors Inc.	1,223,005	65,431
	Columbia Property Trust Inc.	3,280,439	62,394
	Newmark Group Inc. Class A	4,353,894	62,304
	Piedmont Office Realty Trust Inc. Class A	3,461,373	60,332
	Washington REIT	2,374,294	58,764
	Urban Edge Properties	3,197,132	58,539
*	Xenia Hotels & Resorts Inc.	3,283,591	58,251
	Four Corners Property Trust Inc.	2,166,161	58,183
*	Realogy Holdings Corp.	3,312,621	58,103
*	DiamondRock Hospitality Co.	6,066,771	57,331
	CareTrust REIT Inc.	2,752,157	55,924
	Retail Opportunity Investments Corp.	3,183,499	55,457
	Service Properties Trust	4,706,225	52,757
	Easterly Government Properties Inc. Class A	2,505,093	51,755
	American Assets Trust Inc.	1,358,932	50,851
	Acadia Realty Trust	2,488,853	50,797
	Kite Realty Group Trust	2,441,552	49,710
	Monmouth Real Estate Investment Corp.	2,595,470	48,406
	Empire State Realty Trust Inc. Class A	4,817,171	48,316
	Industrial Logistics Properties Trust	1,893,824	48,122
	Paramount Group Inc.	5,311,213	47,748
	Alexander & Baldwin Inc.	2,003,896	46,971
	Tanger Factory Outlet Centers Inc.	2,733,548	44,557
	Global Net Lease Inc.	2,624,987	42,052
	Safehold Inc.	556,183	39,984
	NexPoint Residential Trust Inc.	640,421	39,629

		Shares	Market Value ($000)
	Centerspace	411,583	38,895
	St. Joe Co.	919,482	38,710
*	Mack-Cali Realty Corp.	2,113,319	36,180
	LTC Properties Inc.	1,125,262	35,660
	Office Properties Income Trust	1,351,556	34,235
	Getty Realty Corp.	1,065,924	31,242
	Community Healthcare Trust Inc.	640,543	28,946
	RPT Realty	2,254,371	28,766
*	Marcus & Millichap Inc.	702,393	28,531
*	Radius Global Infrastructure Inc.	1,738,326	28,387
	American Finance Trust Inc. Class A	3,482,759	28,001
	Apartment Investment & Management Co. Class A	4,073,327	27,902
*	Summit Hotel Properties Inc.	2,881,158	27,746
	UMH Properties Inc.	1,151,091	26,360
[1]	GEO Group Inc.	3,291,016	24,584
	Global Medical REIT Inc.	1,606,950	23,622
	NETSTREIT Corp.	995,045	23,533
	Diversified Healthcare Trust	6,612,395	22,416
	Armada Hoffler Properties Inc.	1,655,516	22,134
	Gladstone Commercial Corp.	1,048,997	22,060
	Gladstone Land Corp.	883,143	20,109
	City Office REIT Inc.	1,123,894	20,073
	Plymouth Industrial REIT Inc.	870,884	19,813
	Universal Health Realty Income Trust	354,867	19,614
	Ares Commercial Real Estate Corp.	1,291,452	19,475
	Phillips Edison & Co. Inc.	580,419	17,825
*	CorePoint Lodging Inc.	1,090,375	16,901
	CatchMark Timber Trust Inc. Class A	1,403,564	16,660
*	Chatham Lodging Trust	1,343,709	16,460
	Preferred Apartment Communities Inc.	1,315,653	16,090
	Urstadt Biddle Properties Inc. Class A	846,994	16,034
	Saul Centers Inc.	351,096	15,469
*	Rafael Holdings Inc. Class B	503,140	15,462
	RE/MAX Holdings Inc. Class A	492,931	15,360
	Alexander's Inc.	58,501	15,247
*	Tejon Ranch Co.	823,984	14,634
	RMR Group Inc. Class A	420,948	14,081
	Retail Value Inc.	496,808	13,081
	One Liberty Properties Inc.	419,810	12,800
	Franklin Street Properties Corp.	2,758,423	12,799
*	Ashford Hospitality Trust Inc.	804,659	11,845
*	Seritage Growth Properties Class A	795,544	11,798
*	Bridge Investment Group Holdings Inc. Class A	646,105	11,417
	Whitestone REIT	1,118,105	10,935
*	Hersha Hospitality Trust Class A	1,071,931	10,001
	Postal Realty Trust Inc. Class A	517,719	9,650
[1]	Bluerock Residential Growth REIT Inc. Class A	746,308	9,508
*,1	Braemar Hotels & Resorts Inc.	1,914,317	9,284
	CTO Realty Growth Inc.	164,389	8,838
*	Forestar Group Inc.	470,871	8,772
*	FRP Holdings Inc.	155,385	8,689
	Farmland Partners Inc.	712,141	8,539
*	Stratus Properties Inc.	226,951	7,317
	BRT Apartments Corp.	351,804	6,783
	Cedar Realty Trust Inc.	285,758	6,198
*	Vidler Water Resouces Inc.	506,516	5,764
	Alpine Income Property Trust Inc.	274,591	5,044
*	Power REIT	94,442	4,719

		Shares	Market Value ($000)
*,1	Fathom Holdings Inc.	153,797	4,106
	Indus Realty Trust Inc.	57,038	3,998
	CIM Commercial Trust Corp.	434,670	3,938
	Clipper Realty Inc.	405,295	3,283
*,1	Pennsylvania REIT	1,593,485	3,091
	Urstadt Biddle Properties Inc.	144,164	2,465
*	Maui Land & Pineapple Co. Inc.	221,391	2,294
	New York City REIT Inc. Class A	265,818	2,145
	Global Self Storage Inc.	358,388	1,846
[1]	CorEnergy Infrastructure Trust Inc.	403,190	1,786
*	Altisource Portfolio Solutions SA	144,667	1,429
*,1	Alset EHome International Inc.	486,512	1,143
*	Sotherly Hotels Inc.	337,859	865
*,1	Comstock Holding Cos. Inc. Class A	164,051	785
*,2	Spirit MTA REIT	2,854,330	764
*	Trinity Place Holdings Inc.	328,018	643
*,1	Harbor Custom Development Inc.	238,273	560
*,1	Compass Inc. Class A	34,811	462
*,1	Avalon GloboCare Corp.	503,819	447
*	Wheeler REIT Inc.	130,830	386
*	Condor Hospitality Trust Inc.	50,306	351
*,2	New York REIT Liquidating LLC	19,100	224
*	JW Mays Inc.	2,922	112
*	AMREP Corp.	3,476	55
			43,906,507
Technology (27.5%)
	Apple Inc.	443,868,382	62,807,376
	Microsoft Corp.	212,412,112	59,883,223
*	Facebook Inc. Class A	67,377,232	22,867,159
*	Alphabet Inc. Class A	8,523,884	22,788,774
*	Alphabet Inc. Class C	7,678,493	20,465,564
	NVIDIA Corp.	67,128,812	13,906,405
*	Adobe Inc.	13,463,402	7,751,150
*	salesforce.com Inc.	24,862,083	6,743,094
	Intel Corp.	114,669,843	6,109,609
	Broadcom Inc.	11,016,498	5,342,230
	Texas Instruments Inc.	26,091,466	5,015,041
	Oracle Corp.	47,345,689	4,125,230
	QUALCOMM Inc.	31,878,197	4,111,650
	Intuit Inc.	7,336,206	3,957,957
*	Advanced Micro Devices Inc.	34,281,169	3,527,532
	International Business Machines Corp.	25,334,840	3,519,769
*	ServiceNow Inc.	5,597,567	3,483,198
	Applied Materials Inc.	25,517,798	3,284,906
	Analog Devices Inc.	15,186,776	2,543,481
*	Snap Inc. Class A	33,721,282	2,490,991
	Lam Research Corp.	4,011,130	2,282,935
*	Snowflake Inc. Class A	7,532,114	2,277,937
	Micron Technology Inc.	31,807,724	2,257,712
*	Autodesk Inc.	6,214,183	1,772,099
*	Zoom Video Communications Inc. Class A	5,771,481	1,509,242
*	Twilio Inc. Class A	4,719,762	1,505,840
	KLA Corp.	4,314,337	1,443,189
	Marvell Technology Inc.	23,156,390	1,396,562
*	Crowdstrike Holdings Inc. Class A	5,633,354	1,384,566
*	DocuSign Inc.	5,232,377	1,346,971
*	Workday Inc. Class A	5,339,886	1,334,384
	Roper Technologies Inc.	2,977,646	1,328,417

		Shares	Market Value ($000)
*	Twitter Inc.	21,426,539	1,293,949
*	Synopsys Inc.	4,305,556	1,289,127
	TE Connectivity Ltd.	9,258,161	1,270,405
*	Palo Alto Networks Inc.	2,615,289	1,252,723
	Amphenol Corp. Class A	16,894,650	1,237,195
	Microchip Technology Inc.	7,748,078	1,189,253
*	Cadence Design Systems Inc.	7,815,026	1,183,508
*	Match Group Inc.	7,432,069	1,166,761
*	DoorDash Inc. Class A	5,631,668	1,160,011
*	Fortinet Inc.	3,921,618	1,145,269
	Cognizant Technology Solutions Corp. Class A	14,851,671	1,102,143
*	Palantir Technologies Inc. Class A	44,833,483	1,077,797
	Xilinx Inc.	7,000,127	1,056,949
*	Okta Inc.	4,056,852	962,853
	HP Inc.	33,954,583	928,997
*	Datadog Inc. Class A	6,439,105	910,168
*	EPAM Systems Inc.	1,521,858	868,190
*	HubSpot Inc.	1,261,086	852,608
*	ANSYS Inc.	2,462,386	838,319
*	MongoDB Inc.	1,735,715	818,407
*	Pinterest Inc. Class A	15,699,365	799,883
	Corning Inc.	21,743,671	793,427
*	Dell Technologies Inc. Class C	7,441,736	774,238
	Skyworks Solutions Inc.	4,664,406	768,601
*	Cloudflare Inc. Class A	6,705,827	755,411
*	Paycom Software Inc.	1,443,269	715,501
	CDW Corp.	3,890,412	708,133
*	Gartner Inc.	2,245,398	682,332
*	Splunk Inc.	4,626,099	669,443
	Monolithic Power Systems Inc.	1,230,693	596,492
	NetApp Inc.	6,321,129	567,385
*	Zscaler Inc.	2,133,237	559,377
*	ON Semiconductor Corp.	12,165,344	556,808
*	Unity Software Inc.	4,394,348	554,786
*	VeriSign Inc.	2,684,964	550,444
*	Tyler Technologies Inc.	1,156,228	530,304
	Hewlett Packard Enterprise Co.	36,963,035	526,723
*	Qorvo Inc.	3,145,843	525,953
	Teradyne Inc.	4,656,988	508,403
*	RingCentral Inc. Class A	2,263,264	492,260
*	Nuance Communications Inc.	8,894,389	489,547
	Entegris Inc.	3,824,216	481,469
*	Akamai Technologies Inc.	4,594,986	480,590
	Seagate Technology Holdings plc	5,797,407	478,402
*	Western Digital Corp.	8,212,836	463,532
*	Coupa Software Inc.	2,081,959	456,324
*	Ceridian HCM Holding Inc.	3,815,464	429,698
	SS&C Technologies Holdings Inc.	6,114,735	424,363
*	Avalara Inc.	2,314,801	404,558
*	Dynatrace Inc.	5,629,107	399,498
	NortonLifeLock Inc.	15,642,840	395,764
*	Zendesk Inc.	3,397,494	395,434
	Leidos Holdings Inc.	4,010,798	385,558
	Citrix Systems Inc.	3,502,399	376,053
*	PTC Inc.	2,986,129	357,708
*,1	UiPath Inc. Class A	6,639,256	349,291
	Bentley Systems Inc. Class B	5,724,634	347,142
*	F5 Networks Inc.	1,708,903	339,696

		Shares	Market Value ($000)
*	GoDaddy Inc. Class A	4,765,183	332,133
*,1	VMware Inc. Class A	2,203,889	327,718
*	ZoomInfo Technologies Inc. Class A	5,161,877	315,855
*	Five9 Inc.	1,919,780	306,666
*	Black Knight Inc.	4,182,149	301,115
*	IAC/InterActiveCorp	2,249,972	293,149
*	Guidewire Software Inc.	2,345,854	278,852
*	Manhattan Associates Inc.	1,786,760	273,428
*	Elastic NV	1,816,805	270,686
*	Wolfspeed Inc.	3,280,679	264,849
*	Lattice Semiconductor Corp.	3,833,035	247,806
*	Dropbox Inc. Class A	8,462,329	247,269
*	DXC Technology Co.	7,123,072	239,406
*	Anaplan Inc.	3,891,119	236,930
*	Aspen Technology Inc.	1,891,972	232,334
*	Smartsheet Inc. Class A	3,354,515	230,858
*	Arrow Electronics Inc.	2,018,270	226,632
*	Nutanix Inc. Class A	5,786,586	218,154
	Brooks Automation Inc.	2,112,442	216,208
*	Asana Inc. Class A	2,081,977	216,192
	Jabil Inc.	3,700,089	215,974
*	Concentrix Corp.	1,183,697	209,514
	Universal Display Corp.	1,192,911	203,940
*	Synaptics Inc.	1,098,635	197,458
	Vertiv Holdings Co. Class A	7,975,204	192,123
*	Pure Storage Inc. Class A	7,623,436	191,806
*	II-VI Inc.	2,980,833	176,942
*	J2 Global Inc.	1,291,451	176,438
*	Blackline Inc.	1,486,948	175,549
*	CACI International Inc. Class A	667,940	175,067
*	Varonis Systems Inc. Class B	2,855,948	173,784
*	Rapid7 Inc.	1,510,218	170,685
*	Teradata Corp.	2,951,928	169,293
*	Digital Turbine Inc.	2,446,469	168,195
*	Everbridge Inc.	1,088,146	164,354
	Dolby Laboratories Inc. Class A	1,852,576	163,027
*	SPS Commerce Inc.	1,008,997	162,761
*	Silicon Laboratories Inc.	1,153,718	161,705
	Power Integrations Inc.	1,621,372	160,500
	KBR Inc.	4,010,314	158,006
*	IPG Photonics Corp.	989,759	156,778
*	Workiva Inc. Class A	1,097,831	154,750
*	Ambarella Inc.	976,183	152,031
*	Change Healthcare Inc.	7,066,047	147,963
*	Novanta Inc.	955,529	147,629
	Pegasystems Inc.	1,155,406	146,852
*	Upwork Inc.	3,235,077	145,676
	CDK Global Inc.	3,383,486	143,967
*	NCR Corp.	3,709,628	143,785
*	Semtech Corp.	1,814,462	141,474
	Science Applications International Corp.	1,647,193	140,934
*	Cirrus Logic Inc.	1,637,167	134,821
	National Instruments Corp.	3,364,690	131,997
*	Medallia Inc.	3,861,518	130,790
*	Alteryx Inc. Class A	1,688,880	123,457
	SYNNEX Corp.	1,177,823	122,611
*	Q2 Holdings Inc.	1,510,734	121,070
*	New Relic Inc.	1,664,305	119,447

		Shares	Market Value ($000)
*	Bumble Inc. Class A	2,382,487	119,077
*	Tenable Holdings Inc.	2,570,270	118,592
*	Envestnet Inc.	1,461,570	117,276
*	Vimeo Inc.	3,958,876	116,272
*	Sprout Social Inc. Class A	948,780	115,704
*	FireEye Inc.	6,426,188	114,386
*	nCino Inc.	1,604,399	113,960
*	Sailpoint Technologies Holdings Inc.	2,640,465	113,223
*	Diodes Inc.	1,205,399	109,197
*	Perficient Inc.	935,163	108,198
*	Fabrinet	1,054,743	108,122
*	Cloudera Inc.	6,695,814	106,932
*	Qualys Inc.	944,701	105,136
	Avnet Inc.	2,822,855	104,361
*	LivePerson Inc.	1,760,754	103,796
*,1	Fastly Inc. Class A	2,566,578	103,792
*	Appian Corp.	1,120,271	103,636
*	Cerence Inc.	1,074,460	103,266
	CMC Materials Inc.	833,642	102,730
*	Cornerstone OnDemand Inc.	1,779,563	101,898
*	Onto Innovation Inc.	1,392,340	100,597
*	Rogers Corp.	535,315	99,826
*	Alarm.com Holdings Inc.	1,273,885	99,605
*,1	MicroStrategy Inc. Class A	170,628	98,691
*	Magnite Inc.	3,508,193	98,229
*	Box Inc. Class A	4,146,000	98,136
*	Blackbaud Inc.	1,382,047	97,227
	Advanced Energy Industries Inc.	1,095,570	96,136
*	MaxLinear Inc. Class A	1,929,313	95,019
*	CommVault Systems Inc.	1,251,222	94,230
*	3D Systems Corp.	3,374,134	93,025
*,1	C3.ai Inc. Class A	1,993,230	92,366
*	Altair Engineering Inc. Class A	1,333,471	91,929
*	Duck Creek Technologies Inc.	2,066,128	91,406
*	Insight Enterprises Inc.	1,000,266	90,104
*	MACOM Technology Solutions Holdings Inc.	1,361,438	88,316
*	LiveRamp Holdings Inc.	1,803,048	85,158
*	FormFactor Inc.	2,221,010	82,910
*	Dun & Bradstreet Holdings Inc.	4,912,420	82,578
*	Schrodinger Inc.	1,480,175	80,936
*	Cargurus Inc. Class A	2,539,287	79,759
*	PagerDuty Inc.	1,897,076	78,577
	Switch Inc. Class A	3,091,136	78,484
*	BigCommerce Holdings Inc.	1,515,438	76,742
	Xerox Holdings Corp.	3,803,859	76,724
	Shutterstock Inc.	674,201	76,400
	Vishay Intertechnology Inc.	3,801,210	76,366
*	Yelp Inc. Class A	2,006,375	74,717
*	Verint Systems Inc.	1,668,007	74,710
*,1	Vroom Inc.	3,292,319	72,661
*	Plexus Corp.	787,582	70,418
*,1	AppLovin Corp. Class A	963,640	69,739
*	Momentive Global Inc.	3,520,668	69,005
*	Rambus Inc.	3,086,520	68,521
	Amkor Technology Inc.	2,741,906	68,411
*	Sanmina Corp.	1,752,858	67,555
*	SiTime Corp.	320,630	65,463
*	Domo Inc. Class B	761,237	64,279

		Shares	Market Value ($000)
	Progress Software Corp.	1,241,482	61,069
*	TechTarget Inc.	710,715	58,577
*	Appfolio Inc. Class A	483,458	58,208
*	Jamf Holding Corp.	1,507,674	58,076
*,1	SentinelOne Inc. Class A	1,064,182	57,008
	Xperi Holding Corp.	2,980,997	56,162
*	NetScout Systems Inc.	1,985,379	53,506
*	Covetrus Inc.	2,910,275	52,792
*	Zuora Inc. Class A	3,183,210	52,778
*,1	MicroVision Inc.	4,719,674	52,152
*	Allegro MicroSystems Inc.	1,596,395	51,021
*	Qualtrics International Inc. Class A	1,172,901	50,130
*	Ultra Clean Holdings Inc.	1,174,814	50,047
	McAfee Corp. Class A	2,237,437	49,470
*,1	E2open Parent Holdings Inc.	4,175,149	47,179
*	Bottomline Technologies DE Inc.	1,198,405	47,073
*,1	Confluent Inc. Class A	781,691	46,628
*	Avaya Holdings Corp.	2,283,437	45,189
*	Allscripts Healthcare Solutions Inc.	3,378,253	45,167
*	Unisys Corp.	1,790,510	45,013
*	Super Micro Computer Inc.	1,217,659	44,530
*,1	JFrog Ltd.	1,317,742	44,144
	Methode Electronics Inc.	1,020,426	42,909
*,1	PAR Technology Corp.	695,476	42,779
*	Axcelis Technologies Inc.	898,343	42,249
	CSG Systems International Inc.	873,074	42,082
*	ACM Research Inc. Class A	377,036	41,474
*	Cohu Inc.	1,295,823	41,389
*	PROS Holdings Inc.	1,137,033	40,342
*	Eventbrite Inc. Class A	2,107,683	39,856
*	Yext Inc.	3,267,902	39,313
*	Sumo Logic Inc.	2,397,149	38,642
*	ePlus Inc.	374,093	38,386
*,1	Porch Group Inc.	2,170,892	38,381
*	Telos Corp.	1,330,054	37,800
*	Ping Identity Holding Corp.	1,510,827	37,121
*	TTM Technologies Inc.	2,848,391	35,804
*	DigitalOcean Holdings Inc.	445,681	34,598
*	Freshworks Inc. Class A	799,221	34,119
*	Veeco Instruments Inc.	1,475,136	32,763
*,1	Skillz Inc. Class A	3,329,299	32,694
*	Ichor Holdings Ltd.	791,685	32,530
*	nLight Inc.	1,143,227	32,228
*	Grid Dynamics Holdings Inc.	1,099,621	32,131
*	Model N Inc.	937,463	31,405
*	Bandwidth Inc. Class A	346,900	31,318
*,1	Toast Inc. Class A	613,951	30,667
*,1	Squarespace Inc. Class A	774,097	29,911
*	Parsons Corp.	875,423	29,554
*	Impinj Inc.	507,913	29,017
*	Agilysys Inc.	543,427	28,454
*	SMART Global Holdings Inc.	626,073	27,860
*	Avid Technology Inc.	955,659	27,638
*,1	Datto Holding Corp.	1,142,183	27,298
	QAD Inc. Class A	304,686	26,627
	Benchmark Electronics Inc.	972,778	25,983
	CTS Corp.	839,790	25,958
*	CEVA Inc.	606,599	25,884

		Shares	Market Value ($000)
*	ScanSource Inc.	724,685	25,212
*	Thoughtworks Holding Inc.	860,877	24,716
*	Upland Software Inc.	719,748	24,068
*,1	Aeva Technologies Inc.	2,972,388	23,601
*,1	Ouster Inc.	3,189,631	23,348
*	Olo Inc. Class A	773,126	23,217
*	Photronics Inc.	1,700,799	23,182
*	N-Able Inc.	1,764,796	21,901
*	Mitek Systems Inc.	1,170,169	21,648
*	PDF Solutions Inc.	925,943	21,334
*	Diebold Nixdorf Inc.	2,100,857	21,240
*,1	Tucows Inc. Class A	267,967	21,156
*	A10 Networks Inc.	1,544,950	20,826
*	ChannelAdvisor Corp.	800,175	20,188
*	Alpha & Omega Semiconductor Ltd.	609,376	19,116
	Ebix Inc.	702,297	18,913
	American Software Inc. Class A	789,624	18,754
*,1	Matterport Inc.	989,573	18,713
*	ON24 Inc.	933,477	18,614
	SolarWinds Corp.	1,097,177	18,356
*,1	CCC Intelligent Solutions Holdings Inc.	1,745,302	18,343
*	OneSpan Inc.	953,268	17,902
*	Veritone Inc.	739,339	17,663
*	Kimball Electronics Inc.	681,076	17,551
*	Paycor HCM Inc.	484,872	17,048
[1]	Simulations Plus Inc.	417,826	16,504
*	Groupon Inc.	692,074	15,786
*,1	Digimarc Corp.	451,380	15,546
	Hackett Group Inc.	747,472	14,665
*,1	KnowBe4 Inc. Class A	661,196	14,520
*	Vertex Inc. Class A	750,612	14,427
*	PubMatic Inc. Class A	541,372	14,265
*	DSP Group Inc.	639,862	14,019
*,1	Xometry Inc. Class A	237,267	13,683
*,1	indie Semiconductor Inc. Class A	1,096,146	13,494
	PC Connection Inc.	305,950	13,471
*	Clear Secure Inc. Class A	317,835	13,047
*,1	Atomera Inc.	562,032	12,977
*,1	WM Technology Inc.	893,261	12,952
*,1	Rackspace Technology Inc.	906,586	12,892
*	Brightcove Inc.	1,051,616	12,136
*	ForgeRock Inc. Class A	310,395	12,084
*	NeoPhotonics Corp.	1,383,471	12,050
	NVE Corp.	183,220	11,721
*,1	Identiv Inc.	619,355	11,669
*,1	Kopin Corp.	2,191,046	11,240
*	MediaAlpha Inc. Class A	598,662	11,183
*	Zix Corp.	1,542,130	10,903
*,1	SmartRent Inc. Class A	822,500	10,709
*	TrueCar Inc.	2,566,952	10,679
*,1	Cleanspark Inc.	910,350	10,551
*	AXT Inc.	1,255,434	10,458
*	GTY Technology Holdings Inc.	1,384,199	10,409
*,1	Aehr Test Systems	681,104	9,297
*	Quantum Corp.	1,778,094	9,211
*	Benefitfocus Inc.	821,067	9,114
*,1	Limelight Networks Inc.	3,780,675	8,998
*,1	Cyxtera Technologies Inc.	964,426	8,921

		Shares	Market Value ($000)
*	CyberOptics Corp.	235,687	8,386
*,1	VirnetX Holding Corp.	2,133,796	8,364
*	Rimini Street Inc.	865,221	8,349
*,1	Sprinklr Inc. Class A	469,837	8,222
*	EverQuote Inc. Class A	438,437	8,168
*,1	AvePoint Inc.	925,560	7,858
*,1	MeridianLink Inc.	349,303	7,810
*	Innodata Inc.	792,727	7,555
*	comScore Inc.	1,926,223	7,512
*	Smith Micro Software Inc.	1,522,134	7,367
*	Couchbase Inc.	236,419	7,355
*	EMCORE Corp.	978,160	7,317
*,1	Intelligent Systems Corp.	174,270	7,077
*	eGain Corp.	691,865	7,057
*,1	SEMrush Holdings Inc. Class A	300,307	6,925
*,1	Exela Technologies Inc.	3,554,505	6,896
*	Pixelworks Inc.	1,360,829	6,505
*,1	IronNet Inc.	379,700	6,474
*	Asure Software Inc.	709,916	6,396
*	Daktronics Inc.	1,166,011	6,331
*	Intapp Inc.	240,818	6,203
*,1	SkyWater Technology Inc.	217,410	5,914
*,1	Red Violet Inc.	220,233	5,684
*	Immersion Corp.	783,852	5,362
*,1	KULR Technology Group Inc.	2,440,437	5,076
*	Synchronoss Technologies Inc.	2,048,408	4,916
*	IEC Electronics Corp.	304,152	4,663
*	Zedge Inc. Class B	322,246	4,305
*,1	Nuvve Holding Corp.	393,377	4,248
*,1	eMagin Corp.	1,840,738	4,160
*,1	Intellicheck Inc.	493,270	4,040
*	AstroNova Inc.	263,810	3,970
*	SecureWorks Corp. Class A	197,152	3,919
*	Computer Task Group Inc.	487,977	3,894
*	Zeta Global Holdings Corp. Class A	659,450	3,864
*	Viant Technology Inc. Class A	304,028	3,715
*	Amtech Systems Inc.	316,559	3,618
*,1	Quantum Computing Inc.	576,947	3,592
*	TransAct Technologies Inc.	247,478	3,440
*	inTEST Corp.	299,020	3,433
*	Issuer Direct Corp.	128,833	3,369
*	Intevac Inc.	685,231	3,275
*	Everspin Technologies Inc.	486,760	3,154
*,1	Verb Technology Co. Inc.	1,624,862	3,120
*	1stdibs.com Inc.	245,821	3,048
	Richardson Electronics Ltd.	298,587	2,893
*	Park City Group Inc.	516,479	2,815
*,1	Boxlight Corp. Class A	1,248,786	2,810
*,1	Remark Holdings Inc.	2,574,727	2,703
*	Steel Connect Inc.	1,256,704	2,551
*	GSI Technology Inc.	478,368	2,526
*,1	Waitr Holdings Inc.	2,728,528	2,416
*,1	Inpixon	2,722,801	2,265
*,1	Research Frontiers Inc.	819,655	2,098
*,1	Super League Gaming Inc.	623,522	1,939
*,1	Inuvo Inc.	2,563,824	1,794
*,1	AudioEye Inc.	162,397	1,791
*	Mastech Digital Inc.	105,261	1,790

		Shares	Market Value ($000)
*	Greenidge Generation Holdings Inc.	68,576	1,751
*	QuickLogic Corp.	305,351	1,637
*	Aware Inc.	391,750	1,602
*	Key Tronic Corp.	244,100	1,587
*,1	Flux Power Holdings Inc.	305,905	1,554
*,1	Akerna Corp.	547,065	1,543
*	NetSol Technologies Inc.	324,880	1,488
*,1	One Stop Systems Inc.	284,580	1,431
*	Qumu Corp.	573,019	1,421
*,1	Phunware Inc.	1,314,220	1,221
*	Kubient Inc.	377,509	1,219
*	WidePoint Corp.	231,461	1,215
*	Data I/O Corp.	180,859	1,177
*	CSP Inc.	129,793	1,154
*	SeaChange International Inc.	1,082,170	1,147
*,1	Alfi Inc.	173,138	1,136
*	RealNetworks Inc.	675,168	1,074
*,1	Intrusion Inc.	244,034	991
*	Rubicon Technology Inc.	96,189	981
*	EngageSmart Inc.	27,578	939
*	Streamline Health Solutions Inc.	532,635	932
*,1	Bridgeline Digital Inc.	200,736	825
*	GSE Systems Inc.	541,861	802
*	CVD Equipment Corp.	165,470	758
*	Oblong Inc.	351,708	735
*,1	Summit Wireless Technologies Inc.	242,859	680
	SilverSun Technologies Inc.	99,500	604
	QAD Inc. Class B	6,793	592
*,1	Creatd Inc.	216,757	587
*,1	NXT-ID Inc.	1,250,630	520
*	DoubleVerify Holdings Inc.	13,548	463
*	Crown ElectroKinetics Corp.	115,205	461
*	BSQUARE Corp.	183,826	443
*	AutoWeb Inc.	111,174	310
*	CynergisTek Inc.	158,445	285
*	American Virtual Cloud Technologies Inc.	96,907	270
*	Amplitude Inc. Class A	3,442	187
*	EverCommerce Inc.	10,223	169
*	Evolving Systems Inc.	72,375	156
*	Procore Technologies Inc.	1,363	122
*	VerifyMe Inc.	28,813	98
*,2	Media General Inc. CVR	2,351,648	91
*	Creative Realities Inc.	66,218	89
*	Alkami Technology Inc.	3,426	85
*	Trio-Tech International	15,180	64
*	Duos Technologies Group Inc.	3,933	25
*	Marin Software Inc.	345	3
*	Sigma Labs Inc.	216	1
*	SigmaTron International Inc.	74	1
			346,555,455
Telecommunications (2.9%)
	Comcast Corp. Class A	129,447,995	7,240,026
	Verizon Communications Inc.	111,193,913	6,005,583
	Cisco Systems Inc.	107,214,275	5,835,673
	AT&T Inc.	201,811,083	5,450,917
*	Charter Communications Inc. Class A	3,376,458	2,456,576
*	T-Mobile US Inc.	15,862,780	2,026,629
	Motorola Solutions Inc.	4,785,336	1,111,729

		Shares	Market Value ($000)
*	Roku Inc.	3,291,657	1,031,441
*	Liberty Broadband Corp. Class C	4,375,427	755,636
*	Arista Networks Inc.	1,624,988	558,411
	Lumen Technologies Inc.	31,171,412	386,214
*	DISH Network Corp. Class A	6,974,468	303,110
	Cable One Inc.	162,119	293,943
	Juniper Networks Inc.	9,189,238	252,888
*	Ciena Corp.	4,401,073	225,995
*	Frontier Communications Parent Inc.	6,890,138	192,028
*	Lumentum Holdings Inc.	1,962,620	163,957
*	Iridium Communications Inc.	3,351,749	133,567
*	Altice USA Inc. Class A	6,112,543	126,652
*	Vonage Holdings Corp.	6,772,223	109,168
*	Viasat Inc.	1,956,495	107,744
*	Viavi Solutions Inc.	6,540,314	102,945
	Cogent Communications Holdings Inc.	1,218,755	86,337
*,1	fuboTV Inc.	3,393,360	81,305
*	CommScope Holding Co. Inc.	5,791,336	78,704
*	Calix Inc.	1,522,197	75,242
*	8x8 Inc.	2,963,789	69,323
*	Liberty Broadband Corp. Class A	391,661	65,936
	InterDigital Inc.	880,116	59,690
	Telephone & Data Systems Inc.	2,862,628	55,821
	Ubiquiti Inc.	178,817	53,407
	Shenandoah Telecommunications Co.	1,356,474	42,837
*,1	Globalstar Inc.	25,380,316	42,385
*	Vocera Communications Inc.	919,434	42,073
*	Infinera Corp.	4,955,072	41,226
*	Extreme Networks Inc.	3,540,310	34,872
*	EchoStar Corp. Class A	1,164,246	29,700
*	WideOpenWest Inc.	1,468,753	28,861
*	Plantronics Inc.	1,066,017	27,407
*	IDT Corp. Class B	648,240	27,194
*,1	Gogo Inc.	1,503,770	26,015
*	NETGEAR Inc.	815,023	26,007
	ADTRAN Inc.	1,374,065	25,778
*,1	Harmonic Inc.	2,748,685	24,051
*	Consolidated Communications Holdings Inc.	2,144,700	19,710
*	Anterix Inc.	321,545	19,518
*	Digi International Inc.	891,308	18,735
	Comtech Telecommunications Corp.	688,921	17,643
*,1	Inseego Corp.	2,606,488	17,359
	Loral Space & Communications Inc.	349,983	15,053
*	Clearfield Inc.	329,587	14,551
*	United States Cellular Corp.	439,679	14,021
	ATN International Inc.	297,929	13,958
*,1	Akoustis Technologies Inc.	1,346,867	13,065
*,1	AST SpaceMobile Inc.	1,093,565	11,832
*	Ribbon Communications Inc.	1,859,111	11,118
*	Cambium Networks Corp.	299,304	10,832
*	CalAmp Corp.	1,054,269	10,490
*	Ooma Inc.	554,056	10,311
*	Aviat Networks Inc.	292,387	9,608
*	Powerfleet Inc.	958,880	6,425
*	DZS Inc.	521,447	6,393
*	Hemisphere Media Group Inc. Class A	478,622	5,830
*	Casa Systems Inc.	833,791	5,653
*	KVH Industries Inc.	566,664	5,457

		Shares	Market Value ($000)
	Spok Holdings Inc.	533,503	5,452
*	Genasys Inc.	939,603	4,867
*,1	Applied Optoelectronics Inc.	664,868	4,774
*	Lantronix Inc.	748,596	4,357
*	Airgain Inc.	291,442	3,675
	Bel Fuse Inc. Class B	295,455	3,673
*	PCTEL Inc.	545,230	3,391
*	Resonant Inc.	1,297,283	3,139
*,1	Airspan Networks Holdings Inc.	384,800	2,571
*,1	Communications Systems Inc.	278,558	2,410
*,1	Vislink Technologies Inc.	1,155,455	2,091
*	Crexendo Inc.	302,455	1,806
*	Franklin Wireless Corp.	244,162	1,775
*	TESSCO Technologies Inc.	206,685	1,153
*	Kaltura Inc.	89,047	916
	Network-1 Technologies Inc.	223,801	664
*	ComSovereign Holding Corp.	385,013	620
*,1	ClearOne Inc.	231,050	545
*,1	Sonim Technologies Inc.	157,205	424
*	Optical Cable Corp.	62,844	234
*,1,2	FTE Networks Inc.	84,180	126
*	ADDvantage Technologies Group Inc.	47,738	113
	Bel Fuse Inc. Class A	2,976	43
*,1,2	Ominto Inc.	101,171	42
	BK Technologies Corp.	190	1
			36,221,427
Utilities (2.6%)
	NextEra Energy Inc.	55,442,945	4,353,380
	Duke Energy Corp.	21,732,203	2,120,846
	Southern Co.	29,944,630	1,855,669
	Waste Management Inc.	11,900,583	1,777,471
	Dominion Energy Inc.	22,829,372	1,667,001
	Exelon Corp.	27,590,114	1,333,706
	American Electric Power Co. Inc.	14,132,734	1,147,295
	Sempra Energy	8,892,051	1,124,844
	Xcel Energy Inc.	15,207,869	950,492
	Waste Connections Inc.	7,354,713	926,179
	Public Service Enterprise Group Inc.	14,269,549	869,016
	American Water Works Co. Inc.	5,123,843	866,134
	Eversource Energy	9,717,615	794,512
	WEC Energy Group Inc.	8,924,706	787,159
	Republic Services Inc.	5,840,495	701,210
	PPL Corp.	21,753,753	606,495
	Edison International	10,721,026	594,695
	Ameren Corp.	7,232,384	585,823
	Entergy Corp.	5,670,184	563,106
	DTE Energy Co.	4,938,408	551,670
	FirstEnergy Corp.	15,373,382	547,600
*	PG&E Corp.	55,718,538	534,898
	Consolidated Edison Inc.	6,976,049	506,391
	CMS Energy Corp.	8,166,261	487,771
	CenterPoint Energy Inc.	17,377,141	427,478
	AES Corp.	17,917,646	409,060
	Evergy Inc.	6,394,725	397,752
	Alliant Energy Corp.	7,047,395	394,513
	Atmos Energy Corp.	3,704,693	326,754
	Essential Utilities Inc.	6,282,938	289,518
	NRG Energy Inc.	6,895,163	281,529

		Shares	Market Value ($000)
	NiSource Inc.	11,142,271	269,977
	UGI Corp.	5,865,033	249,968
*	Sunrun Inc.	5,512,863	242,566
	Pinnacle West Capital Corp.	3,200,534	231,591
	Vistra Corp.	12,900,646	220,601
	OGE Energy Corp.	5,680,383	187,225
*	Stericycle Inc.	2,604,926	177,057
	IDACORP Inc.	1,437,900	148,650
*	Clean Harbors Inc.	1,395,754	144,977
*	Evoqua Water Technologies Corp.	3,420,800	128,485
	National Fuel Gas Co.	2,415,875	126,882
	Hawaiian Electric Industries Inc.	2,957,778	120,766
	PNM Resources Inc.	2,435,857	120,526
	Portland General Electric Co.	2,501,714	117,556
	Black Hills Corp.	1,797,816	112,831
*	Casella Waste Systems Inc. Class A	1,431,351	108,697
	Avangrid Inc.	2,217,014	107,747
	Southwest Gas Holdings Inc.	1,596,101	106,747
	New Jersey Resources Corp.	2,752,047	95,799
	ONE Gas Inc.	1,509,925	95,684
	American States Water Co.	1,039,956	88,937
	ALLETE Inc.	1,487,014	88,507
	California Water Service Group	1,466,032	86,393
	Spire Inc.	1,394,103	85,291
	Ormat Technologies Inc.	1,276,482	85,026
	NorthWestern Corp.	1,444,023	82,743
	Avista Corp.	1,979,777	77,449
	MGE Energy Inc.	1,038,135	76,303
	Covanta Holding Corp.	3,412,783	68,665
*	Sunnova Energy International Inc.	2,069,021	68,154
	South Jersey Industries Inc.	3,189,185	67,802
	Clearway Energy Inc. Class C	2,136,983	64,686
	Chesapeake Utilities Corp.	467,329	56,103
	SJW Group	834,308	55,114
	Middlesex Water Co.	471,328	48,443
	Northwest Natural Holding Co.	878,231	40,390
*	Harsco Corp.	2,234,802	37,880
	Clearway Energy Inc. Class A	1,189,220	33,536
*	US Ecology Inc.	908,664	29,395
	Unitil Corp.	464,277	19,862
	York Water Co.	389,134	16,997
*	Heritage-Crystal Clean Inc.	463,183	13,423
	Global Water Resources Inc.	647,980	12,130
	Artesian Resources Corp. Class A	232,566	8,877
*	Pure Cycle Corp.	663,234	8,828
	RGC Resources Inc.	281,500	6,376
*,1	Cadiz Inc.	853,045	6,005
*	Vertex Energy Inc.	1,073,091	5,623
	Genie Energy Ltd. Class B	749,230	4,892
	Via Renewables Inc. Class A	377,102	3,843
*,1	Aqua Metals Inc.	1,740,923	3,604
*	Sharps Compliance Corp.	390,500	3,229
*	Advanced Emissions Solutions Inc.	447,249	2,858
*	Quest Resource Holding Corp.	392,752	2,388
*	Perma-Fix Environmental Services Inc.	289,304	1,924
*,1	Charah Solutions Inc.	288,749	1,328

				Shares	Market Value ($000)
*	BioHiTech Global Inc.			612,155	845
					33,258,148
Total Common Stocks (Cost $559,172,235)					1,251,521,031
Preferred Stocks (0.0%)
[1,2]	Meta Materials Inc. Pfd., 12/28/21			3,488,956	3,768
	Air T Funding Pfd., 8.000%, 6/7/24			1,727	43
Total Preferred Stocks (Cost $36)					3,811
		Coupon	Maturity Date	Face Amount ($000)
Corporate Bonds (0.0%)
Financials (0.0%)
	GAMCO Investors Inc. (Cost $296)	4.000%	6/15/23	296	295
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[5,6]	Vanguard Market Liquidity Fund (Cost $10,302,258)	0.068%		103,030,215	10,303,021
Total Investments (100.3%) (Cost $569,474,825)					1,261,828,158
Other Assets and Liabilities—Net (-0.3%)					(3,861,844)
Net Assets (100%)					1,257,966,314
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,436,113,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $106,243,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $4,701,500,000 was received for securities on loan, of which $4,617,552,000 is held in Vanguard Market Liquidity Fund and $83,948,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	1,914	210,616	(2,095)
E-mini S&P 500 Index	December 2021	25,618	5,504,988	(190,639)
E-mini S&P Mid-Cap 400 Index	December 2021	240	63,197	(1,102)
				(193,836)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alcoa Corp.	8/31/22	BOANA	12,867	(0.576)	1,320	—
Bandwidth Inc. Class A	8/31/22	BOANA	28,092	(0.511)	—	(3,457)
Consolidated Edison Inc.	8/31/22	BOANA	226,142	(0.566)	—	(8,470)
National Fuel Gas Co.	8/31/22	BOANA	8,808	(0.470)	195	—
Popular Inc.	8/31/22	BOANA	10,632	(0.470)	295	—
RingCentral Inc. Class A	8/31/22	BOANA	11,352	(0.559)	—	(1,569)
State Street Corp.	8/31/23	BOANA	239,243	(0.662)	—	(19,746)
Visa Inc. Class A	8/31/22	BOANA	51,548	0.031	—	(1,428)
Vistra Corp.	8/31/22	BOANA	14,890	(0.364)	—	(1,439)
Williams Cos. Inc.	8/31/22	BOANA	121,969	(0.472)	8,156	—
					9,966	(36,109)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,251,509,873	555	10,603	1,251,521,031
Preferred Stocks	43	—	3,768	3,811
Corporate Bonds	—	295	—	295
Temporary Cash Investments	10,303,021	—	—	10,303,021
Total	1,261,812,937	850	14,371	1,261,828,158

Derivative Financial Instruments
Assets
Swap Contracts	—	9,966	—	9,966
Liabilities
Futures Contracts[1]	193,836	—	—	193,836
Swap Contracts	—	36,109	—	36,109
Total	193,836	36,109	—	229,945
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2021 Market Value ($000)
180 Life Sciences Corp.	2,919	3,352	5,959	3,375	133	—	—	NA2
Avenue Therapeutics Inc.	4,991	—	2,478	(1,993)	(52)	—	—	NA2
Dare Bioscience Inc.	3,618	716	3,640	1,554	33	—	—	NA2
Lifevantage Corp.	8,536	1,119	3,913	(2,782)	936	—	—	NA2
Luby's Inc.	NA3	5,102	134	1	1,381	—	—	8,032
NeuroMetrix Inc.	—	3,523	—	—	(400)	—	—	3,123
Perma-Pipe International Holdings Inc.	2,860	1	1,417	(293)	1,032	—	—	NA2
Research Solutions Inc.	4,035	1	2,322	42	373	—	—	NA2
Vanguard Market Liquidity Fund	8,699,256	NA4	NA4	—	—	3,032	—	10,303,021
Total	8,726,215	13,814	19,863	(96)	3,436	3,032	—	10,314,176
1	Does not include adjustments related to return of capital.
2	Not applicable—at September 30, 2021, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—at December 31, 2020, the issuer was not an affiliated company of the fund.
4	Not applicable—purchases and sales are for temporary cash investment purposes.